UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549


                                FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANY


                 Investment Company Act file number 811-05201


                       Thornburg Investment Trust
                       --------------------------
           (Exact name of registrant as specified in charter)


            119 East Marcy Street, Santa Fe, New Mexico 87501
            -------------------------------------------------
           (Address of principal executive offices) (Zip code)


     Garrett Thornburg, 119 East Marcy Street, Santa Fe, New Mexico 87501
     --------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: 505-984-0200


                  Date of fiscal year end: September 30, 2007


                  Date of reporting period: December 31, 2006


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

Thornburg Limited Term Municipal Fund
Thornburg California Limited Term Municipal Fund
Thornburg Intermediate Municipal Fund
Thornburg New Mexico Intermediate Municipal Fund
Thornburg New York Intermediate Municipal Fund
Thornburg Limited Term U.S. Government Fund
Thornburg Limited Term Income Fund
Thornburg Value Fund
Thornburg International Value Fund
Thornburg Core Growth Fund
Thornburg Investment Income Builder Fund
Thornburg Global Opportunities Fund




Thornburg Limited Term Municipal Fund                                                             December 31, 2006

CUSIPS: CLASS A - 885-215-459, CLASS C - 885-215-442, CLASS I - 885-215-434
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX

                                                                         Credit Rating+    Principal
Issuer-Description                                                          Moody's/S&P     Amount            Value


Alabama -- 0.43%
  Mobile GO Warrants, 4.50% due 8/15/2016                                    NR/NR     $  3,100,000  $    3,120,150
  Scottsboro   Industrial   Development  Board  Refunding,   5.25%  due
  5/1/2009 (AAF McQuay Project; LOC: PNC Bank)                               NR/NR        1,920,000       1,921,094
Alaska -- 0.86%
  Alaska Energy Authority Power Revenue  Refunding,  6.00% due 7/1/2011
  (Bradley Lake Hydroelectric Project; Insured: FSA)                        Aaa/AAA         955,000       1,043,318
  Alaska  Municipal Bond Bank Refunding  Series One, 5.00% due 6/1/2014
  (Insured: MBIA)                                                           Aaa/AAA       1,175,000       1,267,144
  Alaska  Student  Loan  Corp.  Revenue  Series A,  5.25% due  1/1/2012
  (Insured: FSA)                                                            NR/AAA        3,000,000       3,212,100
  Anchorage  Ice  Rink  Revenue,   6.375%  due  1/1/2020   pre-refunded
  7/1/2010                                                                   NR/NR        1,000,000       1,082,570
  North  Slope Boro  Revenue  Refunding  Series A, 5.00% due  6/30/2015
  (Insured: MBIA)                                                           Aaa/AAA       3,250,000       3,528,655
Arizona -- 0.64%
  Mohave County  Industrial  Development  Authority Series A, 5.00% due
  4/1/2014 (Mohave Prison LLC Project; Insured: XLCA)                       NR/AAA        3,135,000       3,358,087
  Pima  County  Industrial   Development  Authority  Education  Revenue
  Series C, 6.40% due 7/1/2013 (Arizona Charter Schools Project)            Baa3/NR         995,000       1,063,794
  Pima County Industrial  Development Authority Revenue Refunding Lease
  Obligation A, 7.25% due 7/15/2010 (Insured: FSA)                          Aaa/AAA         390,000         391,233
  Pima County Industrial  Development Authority Revenue Reunding Series
  A, 5.45% due 4/1/2010 (Insured: MBIA)                                     Aaa/AAA       2,060,000       2,108,863
  Tucson Water Revenue Series D, 9.75% due 7/1/2008                         Aa3/A+          500,000         544,015
Arkansas -- 0.59%
  Conway Electric Revenue Refunding, 5.00% due 8/1/2007                      A2/NR        2,000,000       2,015,300
  Jefferson County Hospital Revenue Refunding & Improvement,  5.50% due
  6/1/2010 (Regional Medical Center Project)                                 NR/A         1,000,000       1,049,780
  Jefferson County Hospital Revenue Refunding & Improvement,  5.50% due
  6/1/2011 (Regional Medical Center Project)                                 NR/A         1,075,000       1,141,070
  Little Rock Hotel & Restaurant  Gross Receipts Tax Refunding,  7.125%
  due 8/1/2009                                                               A3/NR        2,645,000       2,768,495
California -- 1.71%
  California  Health Facilities  Financing  Authority Revenue Refunding
  Series B, 5.25% due 10/1/2013 (Kaiser Permanente Project) (ETM)           A3/AAA        2,620,000       2,719,639
  California  State Department of  Transportation  COP Refunding Series
  A, 5.25% due 3/1/2016 (Insured: MBIA)                                     Aaa/AAA       1,000,000       1,022,490
  California  State  Department of Water  Resources Power Supply Series
  A, 5.50% due 5/1/2012                                                      A1/A-        2,600,000       2,816,840
  California  State  Department of Water  Resources Power Supply Series
  A, 6.00% due 5/1/2013                                                      A1/A-        2,550,000       2,848,273
  Escondido   Unified  High  School   District,   5.60%  due  11/1/2009
  (Insured: MBIA) (ETM)                                                     Aaa/AAA       1,250,000       1,283,187
  Northern  California  Power Agency Public Revenue Series A, 5.00% due
  7/1/2009 (Geothermal Project Number 3)                                    A2/BBB+       6,100,000       6,104,819
  Ontario  Montclair School District COP Refunding,  3.80% due 9/1/2028
  put 8/31/2007 (School Facility Bridge Funding Project; Insured: FSA)     VMIG1/A-1      1,655,000       1,655,232
  South Orange County Public  Financing  Authority  Special Tax Revenue
  Series C, 8.00% due 8/15/2008 (Foothill Area Project; Insured: FGIC)      Aaa/AAA       1,500,000       1,602,855
Colorado -- 4.82%
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  2/1/2012 (Insured: FHA, MBIA)                                             NR/AAA        1,310,000       1,385,679
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  8/1/2012 (Insured: FHA, MBIA)                                             NR/AAA        1,345,000       1,428,874
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  2/1/2013 (Insured: FHA, MBIA)                                             NR/AAA        1,380,000       1,471,384
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  2/1/2015 (Insured: FHA, MBIA)                                             NR/AAA        1,530,000       1,651,023
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  8/1/2015 (Insured: FHA, MBIA)                                             NR/AAA        1,565,000       1,694,081
  Adams County School District 012 Series A, 4.375% due 12/15/2007          Aa3/AA-       1,000,000       1,007,430
  Central  Platte  Valley  Metropolitan  District  Refunding  Series A,
  5.00% due 12/1/2031 put 12/1/2009 (LOC: US Bank)                           NR/AA       12,365,000      12,668,190
  Colorado  Department of Transportation  Revenue  Anticipation  Notes,
  6.00% due 6/15/2008 (Insured: AMBAC)                                      Aaa/AAA       1,500,000       1,551,195
  Colorado  Educational  &  Cultural  Facilities,  4.90%  due  4/1/2008
  (Nashville Public Radio Project) (ETM)                                    NR/BBB+         685,000         689,877
  Colorado  HFA,  5.00%  due  9/1/2007   (Catholic  Health  Initiatives
  Project)                                                                  Aa2/AA        5,705,000       5,756,174
  Colorado HFA, 5.25% due 10/1/2026  pre-refunded  10/1/2008 (Childrens
  Hospital Project; Insured: MBIA)                                          Aaa/AAA       2,295,000       2,320,887
  Denver Convention Center Hotel, 5.25% due 12/1/2014 (Insured: XLCA)       Aaa/AAA       3,000,000       3,289,080
  Denver Convention Center Hotel, 5.25% due 12/1/2015 (Insured: XLCA)       Aaa/AAA       5,000,000       5,521,000
  Denver  Convention Center Hotel Authority Revenue Series A, 5.00% due
  12/1/2011 (Insured: XLCA) (ETM)                                           Aaa/AAA       3,335,000       3,528,363
  Highlands  Ranch  Metropolitan  District  2 GO,  6.50% due  6/15/2012
  (Insured: FSA) (ETM)                                                      Aaa/AAA         525,000         597,912
  Highlands  Ranch  Metropolitan  District 3 Refunding  Series B, 5.25%
  due 12/1/2008 (Insured: ACA)                                               NR/A         1,760,000       1,795,534
  Highlands  Ranch  Metropolitan  District  3  Series A GO,  5.25%  due
  12/1/2008 (Insured: ACA)                                                   NR/A         1,520,000       1,555,614
  Pinery  West  Metropolitan   District  3,  4.70%  due  12/1/2021  put
  12/1/2007 (LOC: Compass Bank)                                              NR/A         1,000,000       1,005,620
  Plaza  Metropolitan  District 1 Revenue,  7.60% due 12/1/2016 (Public
  Improvement Fee/Tax Increment Project)                                     NR/NR        6,000,000       6,636,900
  Southlands Metropolitan District 1 Unlimited GO, 6.75% due 12/1/2016       NR/NR        1,000,000       1,104,330
Delaware -- 0.55%
  Delaware   State  EDA  Revenue,   5.50%  due  7/1/2025  put  7/1/2010
  (Delmarva Power & Light Project)                                         Baa2/BBB-      2,045,000       2,131,503
  Delaware  State HFA  Revenue  Series A,  5.25%  due  6/1/2011  (Beebe
  Medical Center Project)                                                  Baa1/BBB+      1,275,000       1,333,714
  Delaware  State HFA Revenue  Series A, 5.25% due 5/1/2012  (Nanticoke
  Memorial Hospital Project; Insured: Radian)                                NR/AA        1,370,000       1,456,461
  Delaware  State HFA Revenue  Series A, 5.25% due 5/1/2013  (Nanticoke
  Memorial Hospital Project; Insured: Radian)                                NR/AA        1,445,000       1,534,055
District Of Columbia -- 2.15%
  District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)             Aaa/AAA       5,950,000       6,396,131
  District of Columbia COP, 5.25% due 1/1/2015 (Insured: FGIC)              Aaa/AAA       2,875,000       3,139,701
  District of Columbia COP, 5.25% due 1/1/2016 (Insured: FGIC)              Aaa/AAA       4,125,000       4,534,613
  District of Columbia Hospital Revenue Refunding,  5.10% due 8/15/2008
  (Medlantic Healthcare Group A Project) (ETM)                              Aaa/AAA       1,500,000       1,534,485
  District of Columbia  Hospital Revenue  Refunding Series A, 5.70% due
  8/15/2008 (Medlantic Healthcare Project) (ETM)                            Aaa/AAA       4,430,000       4,525,644
  District of Columbia  Revenue,  6.00% due 1/1/2007  (American  Assoc.
  for Advancement of Science Project; Insured: AMBAC)                       Aaa/AAA         500,000         500,065
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2009  (Mandarin
  Oriental Project; Insured: FSA)                                           Aaa/AAA       2,000,000       1,819,100
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2011  (Mandarin
  Oriental Project; Insured: FSA)                                           Aaa/AAA       1,990,000       1,672,157
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2012  (Mandarin
  Oriental Project; Insured: FSA)                                           Aaa/AAA       1,480,000       1,191,326
Florida -- 5.08%
  Broward  County  Resource  Recovery  Revenue  Refunding,  5.375%  due
  12/1/2009 (Wheelabrator South Project)                                     A3/AA        5,000,000       5,188,150
  Capital  Projects  Finance  Authority Series F 1, 5.50% due 10/1/2012
  (Student Housing Project; Insured: MBIA)                                  Aaa/AAA       1,820,000       1,958,029
  Capital  Projects  Finance  Authority Series F 1, 5.50% due 10/1/2015
  (Insured: MBIA)                                                           Aaa/AAA       3,260,000       3,492,503
  Capital  Trust Agency Multi Family  Housing  Revenue  Series A, 5.15%
  due  11/1/2030  put  11/1/2010  (Shadow Run Project;  Collateralized:
  FNMA)                                                                     Aaa/NR        2,190,000       2,257,999
  Crossings at Fleming Island  Community  Development  Refunding Series
  B, 5.45% due 5/1/2010 (Insured: MBIA)                                     Aaa/AAA       3,045,000       3,131,204
  Dade  County  Solid  Waste   Systems   Special   Obligation   Revenue
  Refunding, 6.00% due 10/1/2007 (Insured: AMBAC)                           Aaa/AAA       7,000,000       7,121,520
  Escambia  County  HFA  Revenue,   5.00%  due  11/1/2028  pre-refunded
  11/1/2010 (Charity Obligation Group Project)                              Aaa/NR        2,500,000       2,582,325
  Escambia  County HFA Revenue Series C, 5.125% due 10/1/2014  (Baptist
  Hospital/Baptist Manor)                                                  Baa1/BBB+      2,755,000       2,820,541
  Flagler  County  School  Board  COP  Series  A,  5.00%  due  8/1/2014
  (Insured: FSA)                                                            Aaa/AAA       1,605,000       1,721,924
  Florida  State  Department  of Children & Families COP South  Florida
  Evaluation Treatment, 5.00% due 10/1/2015                                 NR/AA+          925,000         995,892
  Hillsborough County Assessment Revenue,  5.00% due 3/1/2015 (Insured:
  FGIC)                                                                     Aaa/AAA       5,000,000       5,369,500
  Hillsborough County Industrial  Development  Authority PCR, 5.10% due
  10/1/2013 (Tampa Electric Co. Project)                                   Baa2/BBB-      6,410,000       6,671,592
  Jacksonville   Electric  St.   John's  River  Park  Systems   Revenue
  Refunding Issue-2, 17th Series, 5.25% due 10/1/2012                       Aa2/AA-       5,000,000       5,319,550
  Miami Dade County  School  Board COP Series B, 5.50% due 5/1/2030 put
  5/1/2011 (Insured: MBIA)                                                  Aaa/AAA       1,010,000       1,076,781
  Miami  Dade  County  Special  Housing  Revenue  Refunding,  5.80% due
  10/1/2012 (HUD Section 8)                                                 Baa3/NR       3,060,000       3,170,068
  Orange  County HFA,  5.80% due  11/15/2009  (Adventist  Health System
  Project) (ETM)                                                             A2/NR        1,395,000       1,477,138
  Orange  County HFA Series A, 6.25% due  10/1/2007  (Orlando  Regional
  Hospital Project; Insured: MBIA)                                          Aaa/AAA         925,000         941,863
  Pelican Marsh  Community  Development  District  Refunding  Series A,
  5.00% due 5/1/2011 (Insured: Radian)                                       NR/AA        2,580,000       2,575,795
  St. John's County  Industrial  Development  Authority Series A, 5.50%
  due 8/1/2014 (Presbyterian Retirement Project)                             NR/NR        1,755,000       1,865,302
Georgia -- 0.28%
  Monroe  County   Development   Authority   PCR,  6.75%  due  1/1/2010
  (Oglethorpe Power Project; Insured: MBIA)                                 Aaa/AAA       2,000,000       2,170,820
  Monroe  County   Development   Authority   PCR,  6.80%  due  1/1/2012
  (Oglethorpe Power Project; Insured: MBIA)                                 Aaa/AAA       1,000,000       1,137,830
Guam -- 0.09%
  Guam  Educational  Financing  Foundation  COP  Series  A,  5.00%  due
  10/1/2010 (Guam Public Schools Project)                                    NR/A-        1,000,000       1,037,140
Hawaii -- 0.18%
  Hawaii State  Department of Budget & Finance  Special Purpose Revenue
  Refunding  Series A, 4.95% due 4/1/2012  (Hawaiian  Electric  Company
  Project; Insured: MBIA)                                                   Aaa/AAA       2,000,000       2,100,260
Idaho -- 0.26%
  Twin  Falls  Urban  Renewal  Agency  Refunding  Series  A,  4.95% due
  8/1/2014                                                                   NR/NR        1,640,000       1,628,668
  Twin  Falls  Urban  Renewal  Agency  Refunding  Series  A,  5.15% due
  8/1/2017                                                                   NR/NR        1,455,000       1,449,296
Illinois -- 10.11%
  Bolingbrook Series B, 0% due 1/1/2016 (Insured: MBIA)                     Aaa/NR        1,500,000       1,035,810
  Bolingbrook Series B, 0% due 1/1/2017 (Insured: MBIA)                     Aaa/NR        2,000,000       1,306,920
  Champaign  County  Community  School  District  116  Series C, 0% due
  1/1/2009 (ETM)                                                            Aaa/AAA       1,205,000       1,119,361
  Champaign  County  Community  School District 116 Unrefunded  Balance
  Series C, 0% due 1/1/2009 (Insured: FGIC)                                 Aaa/AAA       2,140,000       1,986,348
  Chicago Board of Education GO, 6.00% due 12/1/2009 (Insured: FGIC)        Aaa/AAA       2,000,000       2,129,660
  Chicago  Board  of  Education  School  Reform,  6.25%  due  12/1/2012
  (Insured: MBIA)                                                           Aaa/AAA         750,000         848,295
  Chicago  Capital   Appreciation,   0%  due  1/1/2016  (City  Colleges
  Project; Insured: FGIC)                                                   Aaa/AAA       2,670,000       1,860,776
  Chicago  Housing  Authority   Capital  Program  Revenue,   5.00%  due
  7/1/2007                                                                  Aa3/NR        1,000,000       1,006,950
  Chicago  Housing  Authority   Capital  Program  Revenue,   5.25%  due
  7/1/2010                                                                  Aa3/NR        2,300,000       2,414,655
  Chicago  Housing  Authority   Capital  Program  Revenue,   5.00%  due
  7/1/2015 (Insured: FSA)                                                   Aaa/AAA       8,460,000       9,121,741
  Chicago  Housing  Authority   Capital  Program  Revenue,   5.00%  due
  7/1/2016 (Insured: FSA)                                                   Aaa/AAA       2,000,000       2,165,080
  Chicago Metropolitan Water Reclamation District, 7.00% due 1/1/2011       Aaa/AAA       1,070,000       1,164,481
  Chicago  Midway   Airport   Revenue  Series  A,  5.40%  due  1/1/2009
  (Insured: MBIA)                                                           Aaa/AAA       1,340,000       1,354,914
  Chicago  Midway   Airport   Revenue  Series  C,  5.50%  due  1/1/2013
  (Insured: MBIA)                                                           Aaa/AAA       1,180,000       1,284,170
  Chicago O'Hare  International  Airport  Revenue,  5.375% due 1/1/2007
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,000,090
  Chicago  O'Hare  International  Airport  Revenue,  5.00% due 1/1/2012
  (Insured: MBIA)                                                           Aaa/AAA       1,105,000       1,166,471
  Chicago  O'Hare  International  Airport  Revenue 2nd Lien Series C-1,
  5.00% due 1/1/2010 (Insured: MBIA)                                        Aaa/AAA       1,000,000       1,036,080
  Chicago  O'Hare  International  Airport  Revenue  Passenger  Facility
  Series A, 5.625% due 1/1/2014 (Insured: AMBAC)                            Aaa/AAA       3,065,000       3,100,002
  Chicago Park District  Parking Facility  Revenue,  5.75% due 1/1/2010
  (ETM)                                                                     Baa1/A        1,000,000       1,057,800
  Chicago Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)           Aaa/AAA       3,000,000       3,182,640
  Chicago Refunding Series A-2, 6.125% due 1/1/2012 (Insured: AMBAC)        Aaa/AAA       1,000,000       1,107,960
  Chicago Water Revenue, 6.50% due 11/1/2011 (Insured: FGIC)                Aaa/AAA       1,810,000       2,027,435
  Cook County Community  Consolidated School District 146 GO, 9.00% due
  12/1/2016 (Tinley Park Project; Insured: FGIC)                            Aaa/NR        2,500,000       3,509,100
  Cook  County  Community  Consolidated  School  District 15 GO, 0% due
  12/1/2010 (Insured: FSA)                                                  Aaa/NR        2,000,000       1,728,340
  Cook  County  Community  School  District  97 Series B GO,  9.00% due
  12/1/2013 (Insured: FGIC)                                                 Aaa/NR        2,250,000       2,953,282
  Cook County  Community  School  District 99 GO,  9.00% due  12/1/2012
  (Insured: FGIC)                                                           Aaa/NR        1,000,000       1,265,630
  Cook County Refunding Series A, 6.25% due 11/15/2013 (Insured: MBIA)      Aaa/AAA       3,995,000       4,583,104
  Du  Page  County  Forest  Preservation  District,  0%  due  11/1/2009
  (Partial ETM)                                                             Aaa/AAA       5,000,000       4,499,500
  Glenview  Multi Family  Revenue  Refunding,  5.20% due  12/1/2027 put
  12/1/2007 (Collateralized: FNMA)                                          NR/AAA        1,530,000       1,542,133
  Hoffman Estates Tax Increment Revenue Junior Lien, 0% due 5/15/2007       Ba1/NR        1,500,000       1,474,185
  Illinois DFA Multi Family Housing Revenue  Refunding  Series A, 5.55%
  due 7/20/2008 (Collateralized: GNMA)                                      NR/AAA          555,000         561,249
  Illinois DFA PCR Refunding,  5.70% due 1/15/2009 (Commonwealth Edison
  Co. Project; Insured: MBIA)                                               Aaa/AAA       3,000,000       3,115,710
  Illinois  DFA  Revenue,   6.00%  due  11/15/2009   (Adventist  Health
  Project; Insured: MBIA)                                                   Aaa/AAA       3,635,000       3,838,669
  Illinois  DFA  Revenue,   6.00%  due  11/15/2010   (Adventist  Health
  Project; Insured: MBIA)                                                   Aaa/AAA       3,860,000       4,140,738
  Illinois DFA Revenue  Refunding  Community Rehab Providers  Series A,
  6.00% due 7/1/2015                                                        NR/BBB        4,500,000       4,579,830
  Illinois HFA Revenue,  5.50% due 11/15/2007  (OSF  Healthcare  System
  Project)                                                                   A2/A           915,000         926,639
  Illinois  HFA  Revenue,  6.50%  due  2/15/2008  (Iowa  Health  System
  Project)                                                                  Aa3/NR        1,290,000       1,323,630
  Illinois  HFA  Revenue,  6.50%  due  2/15/2009  (Iowa  Health  System
  Project)                                                                  Aa3/NR        1,375,000       1,439,213
  Illinois  HFA  Revenue,  6.50%  due  2/15/2010  (Iowa  Health  System
  Project) (ETM)                                                            Aa3/NR        1,465,000       1,562,173
  Illinois  HFA  Revenue,  6.00%  due  2/15/2011  (Iowa  Health  System
  Project; Insured: AMBAC) (ETM)                                            Aaa/AAA       1,560,000       1,681,774
  Illinois HFA Revenue  Refunding,  5.00% due 8/15/2008  (University of
  Chicago Hospital & Health Project; Insured: MBIA)                         Aaa/AAA       1,500,000       1,532,730
  Illinois  HFA  Revenue  Refunding,  5.50% due  11/15/2011  (Methodist
  Medical Center Project; Insured: MBIA)                                    Aaa/AAA       3,000,000       3,114,960
  Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)            Aaa/AAA       1,040,000       1,091,574
  Illinois State COP Central Management Department,  5.00% due 7/1/2007
  (Insured: AMBAC)                                                          Aaa/AAA         500,000         503,400
  Lake  County  Community  High  School  District  117 Series B, 0% due
  12/1/2011 (Insured: FGIC)                                                 Aaa/NR        3,235,000       2,683,950
  McHenry & Kane Counties Community  Consolidated  School District 158,
  0% due 1/1/2010 (Insured: FGIC)                                           Aaa/AAA       1,000,000         893,030
  McHenry & Kane Counties Community  Consolidated  School District 158,
  0% due 1/1/2012 (Insured: FGIC)                                           Aaa/AAA       2,200,000       1,817,706
  Mclean & Woodford  Counties  School District GO, 7.375% due 12/1/2010
  (Insured: FSA)                                                            Aaa/NR        1,500,000       1,695,915
  Metropolitan  Pier  &  Exposition   Authority   Dedicated  State  Tax
  Refunding, 0% due 6/15/2013 (McCormick Project; Insured: MBIA)            Aaa/AAA       1,045,000         814,724
  Metropolitan Pier & Exposition  Authority Dedicated State Tax Revenue
  Series  A-2002,  6.00% due  6/15/2007  (McCormick  Project;  Insured:
  AMBAC)                                                                    Aaa/AAA       3,750,000       3,790,500
  Naperville  City,  Du  Page  &  Will  Counties  Economic  Development
  Revenue,  6.10% due 5/1/2008  (Hospital & Health  System  Association
  Project; LOC: Bank One N.A.)                                              NR/AA-        1,305,000       1,313,222
  Peoria  Public  Building   Commission   School  District   Facilities
  Revenue, 0% due 12/1/2007 (Insured: FGIC)                                 Aaa/NR        1,100,000       1,063,909
  State of Illinios  Waubonsee  Community  College  District 516 GO, 0%
  due 12/15/2013 (Insured: FGIC)                                            Aaa/AAA       3,000,000       2,244,540
  University   of   Illinois   COP  Series  A,   5.00%  due   8/15/2019
  pre-refunded 8/15/2011 (Utility Infrastructure Project)                   Aaa/AAA       5,235,000       5,530,935
  University of Illinois Revenue Health Services  Facilities  Series A,
  5.80% due 10/1/2018 (Insured: AMBAC)                                      Aaa/AAA       3,500,000       3,620,785
Indiana -- 6.59%
  Allen  County  Economic  Development  Revenue,  5.60% due  12/30/2009
  (Indiana Institute of Technology Project)                                  NR/NR        1,110,000       1,132,200
  Allen  County  Economic  Development  Revenue,  5.00% due  12/30/2012
  (Indiana Institute of Technology Project)                                  NR/NR        1,370,000       1,414,415
  Allen County Jail Building Corp. First Mortgage,  5.75% due 10/1/2010
  (ETM)                                                                     Aa3/NR        1,115,000       1,195,603
  Allen  County  Jail  Building  Corp.  First  Mortgage  GO,  5.00% due
  10/1/2011 (Insured: XLCA)                                                 Aaa/AAA       2,390,000       2,511,436
  Allen  County  Jail  Building  Corp.  First  Mortgage  GO,  5.00% due
  10/1/2012 (Insured: XLCA)                                                 Aaa/AAA       1,275,000       1,350,646
  Allen  County  Jail  Building  Corp.  First  Mortgage  GO,  5.00% due
  10/1/2014 (Insured: XLCA)                                                 Aaa/AAA       1,000,000       1,071,910
  Allen  County  Jail  Building  Corp.  First  Mortgage  GO,  5.00% due
  10/1/2015 (Insured: XLCA)                                                 Aaa/AAA       1,480,000       1,594,567
  Allen  County  Jail  Building  Corp.  First  Mortgage  GO,  5.00% due
  10/1/2016 (Insured: XLCA)                                                 Aaa/AAA       1,520,000       1,638,347
  Allen  County   Redevelopment   District  Tax  Series  A,  5.00%  due
  11/15/2016                                                                 A3/NR        1,000,000       1,043,610
  Ball  State  University  Revenues  Student  Fee  Series K,  5.75% due
  7/1/2012 (Insured: FGIC)                                                  Aaa/AAA       1,000,000       1,091,460
  Boone County Hospital Association Lease Revenue,  5.00% due 1/15/2007
  (ETM)                                                                     Aaa/AAA       1,085,000       1,085,618
  Boonville Junior High School Building Corp.  Revenue, 0% due 7/1/2010
  (State Aid Withholding)                                                    NR/A           850,000         731,476
  Boonville Junior High School Building Corp.  Revenue, 0% due 1/1/2011
  (State Aid Withholding)                                                    NR/A           850,000         713,176
  Boonville Junior High School Building Corp.  Revenue, 0% due 7/1/2011
  (State Aid Withholding)                                                    NR/A           950,000         779,808
  Brownsburg 1999 School Building, 5.00% due 8/1/2011 (Insured: FSA)        Aaa/AAA       1,835,000       1,934,769
  Brownsburg 1999 School Building, 5.25% due 2/1/2012 (Insured: FSA)        Aaa/AAA       1,880,000       2,012,897
  Brownsburg 1999 School Building, 5.25% due 8/1/2012 (Insured: FSA)        Aaa/AAA       1,755,000       1,889,310
  Carmel   Redevelopment   Authority  Lease  Performing  Arts,  0%  due
  2/1/2015                                                                  Aa2/AA        1,575,000       1,133,165
  Center  Grove  2000  Building  First  Mortgage,  5.00% due  7/15/2009
  (Insured: AMBAC) (ETM)                                                    Aaa/AAA       1,175,000       1,215,209
  Center  Grove  2000  Building  First  Mortgage,  5.00% due  7/15/2010
  (Insured: AMBAC) (ETM)                                                    Aaa/AAA       1,135,000       1,184,724
  Dekalb   County   Redevelopment   Authority   Lease  Rental   Revenue
  Refunding,  5.00% due 1/15/2012  (Mini Mill Local Public  Improvement
  Project; Insured: XLCA)                                                   Aaa/AAA       1,000,000       1,053,140
  Dekalb   County   Redevelopment   Authority   Lease  Rental   Revenue
  Refunding,  5.25% due 1/15/2013  (Mini Mill Local Public  Improvement
  Project; Insured: XLCA)                                                   Aaa/AAA       1,000,000       1,070,910
  Dekalb   County   Redevelopment   Authority   Lease  Rental   Revenue
  Refunding,  5.25% due 1/15/2014  (Mini Mill Local Public  Improvement
  Project; Insured: XLCA)                                                   Aaa/AAA       1,000,000       1,069,440
  Eagle Union Middle School Building Corp., 5.50% due 7/15/2009 (ETM)       Aaa/AAA         910,000         952,115
  Elberfeld  J.  H.  Castle  School   Building  Corp.   First  Mortgage
  Refunding, 0% due 7/5/2008 (Insured: MBIA)                                NR/AAA        1,860,000       1,759,932
  Evansville  Vanderburgh  Refunding,  5.00%  due  7/15/2014  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,075,270
  Evansville  Vanderburgh  Refunding,  5.00%  due  7/15/2015  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,081,450
  Hammond  Multi-School  Building Corp.  First Mortgage  Refunding Bond
  Series 1997,  6.00% due  7/15/2008  (Lake County  Project;  State Aid
  Withholding)                                                               NR/A         1,380,000       1,408,097
  Huntington Economic Development Revenue,  6.15% due 11/1/2008 (United
  Methodist Membership Project)                                              NR/NR          700,000         718,522
  Huntington Economic Development Revenue,  6.20% due 11/1/2010 (United
  Methodist Membership Project)                                              NR/NR          790,000         814,166
  Indiana Health Facility  Financing  Authority Hospital Revenue Series
  D, 5.00% due 11/1/2026 pre-refunded 11/1/2007                             Aaa/NR        1,550,000       1,566,756
  Indiana State Educational  Facilities  Authority  Revenue,  5.75% due
  10/1/2009 (University of Indianapolis Project)                             NR/A-          670,000         699,366
  Indiana  University  Revenues  Refunding,  0% due 8/1/2007  (Insured:
  AMBAC)                                                                    Aaa/AAA       2,500,000       2,448,025
  Indianapolis  Airport Authority Revenue Refunding Series A, 5.35% due
  7/1/2007 (Insured: FGIC)                                                  Aaa/AAA       1,100,000       1,109,229
  Indianapolis  Local  Public  Improvement  Bond  Series  D,  5.00% due
  7/1/2016 (Insured: FGIC)                                                  Aaa/AAA       1,030,000       1,113,667
  Indianapolis  Local  Public  Improvement  Bond  Series  F,  5.00% due
  1/1/2015 (Waterworks Project; Insured: MBIA)                              Aaa/AAA       1,000,000       1,080,730
  Indianapolis  Local  Public  Improvement  Bond  Series  F,  5.00% due
  7/1/2015 (Waterworks Project; Insured: MBIA)                              Aaa/AAA       1,000,000       1,084,250
  Knox  Middle  School  Building  Corp.   First  Mortgage,   6.00%  due
  7/15/2008 (Insured: FGIC)                                                 Aaa/AAA         855,000         884,891
  Knox  Middle  School  Building  Corp.   First  Mortgage,   6.00%  due
  7/15/2009 (Insured: FGIC)                                                 Aaa/AAA         455,000         480,407
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2014
  (Insured: FGIC)                                                           Aaa/AAA       1,200,000       1,291,140
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2015
  (Insured: FGIC)                                                           Aaa/AAA       1,250,000       1,352,763
  Monroe County  Community  School  Building Corp.  Revenue  Refunding,
  5.00% due 1/15/2007 (Insured: AMBAC)                                      Aaa/AAA         315,000         315,180
  Mount Vernon of Hancock County  Refunding First  Mortgage,  5.00% due
  7/15/2013 (Insured: MBIA)                                                 Aaa/AAA       1,055,000       1,129,557
  Mount Vernon of Hancock County  Refunding First  Mortgage,  5.00% due
  7/15/2014 (Insured: MBIA)                                                 Aaa/AAA       1,135,000       1,221,975
  Mount Vernon of Hancock County  Refunding First  Mortgage,  5.00% due
  7/15/2015 (Insured: MBIA)                                                 Aaa/AAA       1,140,000       1,234,586
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2016  (146th
  Street Extension A Project)                                                NR/A+        1,660,000       1,761,725
  Northwestern  School Building Corp.,  5.00% due 7/15/2011  (State Aid
  Withholding)                                                              NR/AAp        1,240,000       1,303,128
  Perry Township Multi School Building  Refunding,  5.00% due 1/10/2013
  (Insured: FSA)                                                            Aaa/NR        1,225,000       1,302,187
  Perry Township Multi School Building  Refunding,  5.00% due 7/10/2013
  (Insured: FSA)                                                            Aaa/NR        2,025,000       2,161,930
  Perry Township Multi School Building  Refunding,  5.00% due 7/10/2014
  (Insured: FSA)                                                            Aaa/NR        2,130,000       2,287,343
  Peru  Community  School  Corp.  Refunding  First  Mortgage,   0%  due
  7/1/2010 (State Aid Withholding)                                           NR/A           835,000         718,568
  Plainfield  Community  High School  Building  Corp.  First  Mortgage,
  5.00% due 1/15/2015 (Insured: FGIC)                                       Aaa/AAA       1,445,000       1,559,935
  Warren Township Vision 2005, 5.00% due 7/10/2015 (Insured: FGIC)          Aaa/AAA       2,095,000       2,260,044
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2010
  (State Aid Withholding) (ETM)                                              NR/AA          995,000       1,054,979
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2011
  (State Aid Withholding) (ETM)                                              NR/AA        1,095,000       1,178,154
  West Clark 2000 School Building Corp., 5.25% due 1/15/2013  (Insured:
  MBIA)                                                                     Aaa/AAA       1,235,000       1,332,948
  West Clark 2000 School Building Corp., 5.25% due 7/15/2013  (Insured:
  MBIA)                                                                     Aaa/AAA       1,305,000       1,415,990
  West Clark 2000 School Building Corp., 5.25% due 1/15/2014  (Insured:
  MBIA)                                                                     Aaa/AAA       1,335,000       1,452,680
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2011
  (State Aid Withholding)                                                   Aaa/AAA       2,080,000       2,255,011
  Westfield  Elementary  School  Building Corp.  First Mortgage  Series
  1997, 6.80% due 7/15/2007 (ETM)                                           Aaa/AAA         390,000         393,596
  Whitko Middle School  Building Corp.  Refunding,  5.35% due 7/15/2007
  (Insured: FSA)                                                            Aaa/AAA         340,000         341,686
Iowa -- 2.79%
  Ankeny Community School District Sales & Services Tax Revenue,  5.00%
  due 7/1/2010                                                              NR/AA-        2,900,000       3,024,816
  Des  Moines  Limited  Obligation  Revenue,  4.40% due  12/1/2015  put
  12/1/2011 (Des Moines Parking  Associates  Project;  LOC: Wells Fargo
  Bank)                                                                      NR/NR        2,985,000       2,984,224
  Dubuque Community School District Series B, 5.00% due 1/1/2013             A3/NR        1,600,000       1,618,432
  Dubuque Community School District Series B, 5.00% due 7/1/2013             A3/NR        1,640,000       1,658,893
  Iowa Finance  Authority  Commercial  Development  Revenue  Refunding,
  5.75% due 4/1/2014 put 4/1/2010  (Governor  Square Project;  Insured:
  AXA)                                                                      NR/AA-        6,650,000       6,809,068
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.50%  due
  2/15/2007 (Iowa Health Services Project)                                  Aa3/NR          435,000         436,453
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.50%  due
  2/15/2009 (Iowa Health Services Project)                                  Aa3/NR        1,825,000       1,920,886
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.50%  due
  2/15/2010 (Iowa Health Services Project)                                  Aa3/NR        2,955,000       3,177,925
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.00%  due
  2/15/2011  pre-refunded  2/15/2010  (Iowa  Health  Services  Project;
  Insured:AMBAC)                                                            Aaa/AAA       3,145,000       3,384,209
  Iowa Finance  Authority  Revenue  Trinity  Health Series B, 5.75% due
  12/1/2007                                                                 Aa2/AA-       1,430,000       1,454,982
  Iowa Finance  Authority  Revenue  Trinity  Health Series B, 5.75% due
  12/1/2010                                                                 Aa2/AA-       3,295,000       3,471,381
  Tobacco  Settlement   Authority,   5.30%  due  6/1/2025  pre-refunded
  6/1/2011                                                                  NR/AAA        2,695,000       2,868,396
Kentucky -- 1.36%
  Kentucky  Economic  DFA Health  Systems  Revenue  Series C, 5.35% due
  10/1/2009 (Norton Healthcare Project; Insured: MBIA) (ETM)                Aaa/AAA       2,835,000       2,965,382
  Kentucky  Economic  DFA Health  Systems  Revenue  Series C, 5.40% due
  10/1/2010 (Norton Healthcare Project; Insured: MBIA) (ETM)                Aaa/AAA       3,775,000       3,996,517
  Kentucky Economic DFA Health Systems Revenue Unrefunded Balance Series C,
  5.35% due 10/1/2009 (Norton Healthcare Project; Insured:
  MBIA)                                                                     Aaa/AAA       4,565,000       4,757,917
  Kentucky  Economic  DFA Health  Systems  Revenue  Unrefunded  Balance
  Series C, 5.40% due 10/1/2010  (Norton  Healthcare  Project;  Insured
  MBIA)                                                                     Aaa/AAA       4,055,000       4,286,378
Louisiana -- 3.15%
  England District, 5.00% due 8/15/2010 (Insured: FGIC)                     Aaa/AAA       1,000,000       1,040,950
  Jefferson  Sales Tax District  Special  Sales Tax Revenue,  5.25% due
  12/1/2007 (Insured: AMBAC)                                                Aaa/AAA       1,515,000       1,536,740
  Louisiana Environmental  Facilities & Community Development Authority
  Multi  Family  Revenue  Series  A,  5.00%  due  9/1/2012   (Bellemont
  Apartments Project)                                                       Baa1/NR       1,000,000         997,000
  Louisiana  Public  Facilities  Authority  Hospital  Revenue Series A,
  5.50% due 7/1/2010 (Franciscan Missionaries Project; Insured: FSA)        Aaa/AAA       1,000,000       1,054,630
  Louisiana Public Facilities  Authority  Revenue,  5.75% due 10/1/2008
  (Loyola University Project)                                                A1/A+        1,000,000       1,030,000
  Louisiana Public Facilities  Authority Revenue,  5.375% due 12/1/2008
  (Wynhoven  Health Care Center Project;  Guaranty:  Archdiocese of New
  Orleans)                                                                   NR/NR          975,000         981,581
  Louisiana  State  Citizens  Property   Insurance  Corp.,   5.00%  due
  6/1/2015 (Insured: AMBAC)                                                 Aaa/AAA       5,000,000       5,395,950
  Louisiana State Correctional Facilities Corp. Lease Refunding,  5.00%
  due 12/15/2008 (Insured: Radian)                                           NR/AA        7,135,000       7,289,830
  Louisiana  State   Correctional   Facilities   Corp.   Lease  Revenue
  Refunding, 5.00% due 12/15/2007 (Insured: Radian)                          NR/AA        3,760,000       3,801,774
  Louisiana State Office Facilities Corp.,  5.50% due 5/1/2013 (Capitol
  Complex Project; Insured: AMBAC)                                          Aaa/AAA       1,150,000       1,231,834
  Louisiana State Offshore Terminal  Authority  Deepwater Port Revenue,
  4.375% due 10/1/2020 put 6/1/2007 (Loop LLC Project)                      A3/A-1        2,755,000       2,760,179
  Louisiana State Series A, 5.50% due 11/15/2008 (Insured: FGIC)            Aaa/AAA       1,980,000       2,046,528
  Monroe Sales Tax Increment  Garrett Road Economic  Development  Area,
  5.00% due 3/1/2017 (Insured: Radian)                                      Aa3/AA        1,505,000       1,591,417
  New Orleans  Exhibit  Hall  Authority  Series A, 5.00% due  7/15/2009
  (Ernest N. Morial Convention Center Project; Insured: AMBAC)              Aaa/AAA       2,000,000       2,061,560
  New Orleans Parish School Board, 0% due 2/1/2008 (ETM)                    NR/AAA        3,480,000       3,148,147
  St. Tammany Parish Sales Tax, 5.00% due 6/1/2010 (Insured: CIFG)          NR/AAA        1,000,000       1,040,810
Maryland -- 0.34%
  Howard  County  Retirement  Community  Revenue  Series  A,  7.25% due
  5/15/2015 pre-refunded 5/15/2010                                          NR/AAA        1,000,000       1,137,510
  Howard  County  Retirement  Community  Revenue  Series A,  7.875% due
  5/15/2021 pre-refunded 5/15/2010                                          NR/AAA        2,500,000       2,891,175
Massachusetts -- 3.61%
  Massachusetts  Development  Finance Agency Resource  Recovery Revenue
  Series A, 5.50% due 1/1/2011 (Seamass Partnership; Insured: MBIA)         Aaa/AAA       3,470,000       3,687,257
  Massachusetts  Development  Finance Agency Resource  Recovery Revenue
  Series B, 5.625% due 1/1/2012 (Seamass Partnership; Insured: MBIA)        Aaa/AAA       1,240,000       1,341,097
  Massachusetts  State  Construction Loan Series C, 5.50% due 11/1/2013
  (Insured: FGIC)                                                           Aaa/AAA         685,000         757,254
  Massachusetts State Construction Loan Series C, 5.00% due 9/1/2015        Aa2/AA       10,000,000      10,869,000
  Massachusetts  State  Construction Loan Series D, 6.00% due 11/1/2013
  (Insured: MBIA)                                                           Aaa/AAA       1,000,000       1,134,110
  Massachusetts  State Health & Educational  Berkshire  Health  Systems
  Series F, 5.00% due 10/1/2011 (Insured: Assured Guaranty)                 NR/AAA        2,345,000       2,469,379
  Massachusetts  State Health & Educational  Berkshire  Health  Systems
  Series F, 5.00% due 10/1/2012 (Insured: Assured Guaranty)                 NR/AAA        2,330,000       2,472,573
  Massachusetts  State Health & Educational  Berkshire  Health  Systems
  Series F, 5.00% due 10/1/2013 (Insured: Assured Guaranty)                 NR/AAA        3,215,000       3,435,870
  Massachusetts  State  Health  &  Educational   Facilities   Authority
  Revenue  Series H, 5.375% due 5/15/2012  (New England  Medical Center
  Hospital Project; Insured: FGIC)                                          Aaa/AAA       3,415,000       3,685,092
  Massachusetts  State  Industrial  Finance Agency,  5.90% due 7/1/2027
  pre-refunded 7/1/2007 (Dana Hall School Project)                         Baa2/BBB       1,220,000       1,257,454
  Massachusetts  State Industrial  Finance Agency  Biomedical A, 0% due
  8/1/2010                                                                  Aa2/AA-      10,000,000       8,727,100
  Massachusetts State Refunding GO Series A, 6.00% due 11/1/2008            Aa2/AA        1,000,000       1,042,280
  Massachusetts State Refunding GO Series A, 5.50% due 1/1/2010             Aa2/AA        1,500,000       1,577,445
Michigan -- 2.78%
  Dearborn Economic  Development Corp.  Oakwood Obligation Group Series
  A, 5.75% due 11/15/2015 (Insured: FGIC)                                   Aaa/AAA       2,450,000       2,477,856
  Detroit Convention Facility, 5.25% due 9/30/2007                           NR/A         1,000,000       1,010,380
  Detroit Series A, 6.00% due 4/1/2007 (ETM)                                Aaa/AAA       1,405,000       1,413,346
  Dickinson  County  Healthcare  Systems  Hospital  Revenue  Refunding,
  5.50% due 11/1/2013 (Insured: ACA)                                         NR/A         2,500,000       2,616,600
  Gull Lake  Community  School  District GO, 0% due 5/1/2013  (Insured:
  FGIC)                                                                     Aaa/AAA       3,000,000       2,168,610
  Michigan HFA Revenue, 5.375% due 7/1/2012 (Insured: FSA)                  Aaa/AAA       2,000,000       2,015,120
  Michigan HFA Revenue  Series A, 5.375% due  11/15/2033 put 11/15/2007
  (Ascension Health Project)                                               Aa2/A-1+      10,000,000      10,143,800
  Michigan  State  COP  Series  A,  5.00%  due  9/1/2031  put  9/1/2011
  (Insured: MBIA)                                                           Aaa/AAA       6,000,000       6,326,280
  Michigan State Strategic Fund Refunding  Detroit  Educational,  4.85%
  due 9/1/2030 put 9/1/2011 (Insured: AMBAC)                                Aaa/NR        2,075,000       2,158,353
  Oakland  County  Economic   Development  Corp.  Limited,   5.50%  due
  6/1/2014 pre-refunded 6/1/2007 (Lutheran Social Services;  LOC: First
  America Bank)                                                             Aa3/NR        1,000,000       1,027,570
  Summit Academy North  Michigan  School  District,  8.75% due 7/1/2030
  pre-refunded 7/1/2010                                                      NR/NR        1,100,000       1,273,811
Minnesota -- 0.23%
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2012
  (Healthpartners Obligation Group Project)                                Baa1/BBB       1,000,000       1,056,180
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2013
  (Healthpartners Obligation Group Project)                                Baa1/BBB       1,500,000       1,591,020
Mississippi -- 0.65%
  De  Soto  County  School  District  Trust  Certificates,   5.00%  due
  12/1/2015 (Insured: MBIA)                                                 Aaa/NR        1,000,000       1,033,140
  Gautier  Utility  District  Systems  Revenue  Refunding,   5.50%  due
  3/1/2012 (Insured: FGIC)                                                  Aaa/NR        1,020,000       1,101,019
  Mississippi   Hospital  Equipment  &  Facilities   Authority  Revenue
  Refunding,  6.00%  due  1/1/2015  (Forrest  County  General  Hospital
  Project; Insured: FSA)                                                    Aaa/NR        1,365,000       1,475,715
  Mississippi State GO, 6.20% due 2/1/2008 (ETM)                            Aaa/AAA       3,985,000       4,072,630
Missouri -- 0.41%
  Missouri Development Finance Board Healthcare Facilities Revenue Series A,
  4.80% due 11/1/2012 (Lutheran Home Aged Project; LOC:
  Commerce Bank)                                                            Aa3/NR        1,275,000       1,297,886
  Missouri  State Health &  Educational  Facilities  Authority  Revenue
  Series A, 5.00% due 6/1/2011                                              NR/AA-        1,000,000       1,045,990
  St. Louis County Refunding,  5.00% due 8/15/2007 (Convention & Sports
  Facility Project B 1; Insured: AMBAC)                                     Aaa/AAA       2,495,000       2,516,233
Montana -- 1.35%
  Forsyth PCR Refunding, 5.00% due 10/1/2032 put 12/30/2008 (Insured:
  AMBAC)                                                                    Aaa/AAA      11,440,000      11,715,704
  Forsyth PCR  Refunding,  5.20% due 5/1/2033  put  5/1/2009  (Portland
  General Project)                                                         Baa1/BBB+      4,000,000       4,089,800
Nebraska -- 0.73%
  Madison  County  Hospital  Authority  Revenue 1,  5.25% due  7/1/2010
  (Faith Regional Health Services Project; Insured: Radian)                  NR/AA        1,455,000       1,508,326
  Madison  County  Hospital  Authority  Revenue 1,  5.50% due  7/1/2012
  (Faith Regional Health Services Project; Insured: Radian)                  NR/AA        1,625,000       1,739,903
  Omaha Public Power District  Electric  Revenue  Refunding  Systems B,
  5.00% due 2/1/2013                                                        Aa2/AA        5,000,000       5,322,050
Nevada -- 1.11%
  Clark County District 121 A Refunding, 5.00% due 12/1/2015 (Insured:
  AMBAC)                                                                    Aaa/AAA       1,980,000       2,132,222
  Clark  County  School  District  Series  D GO,  5.00%  due  6/15/2015
  (Insured: MBIA)                                                           Aaa/AAA       1,000,000       1,072,210
  Las Vegas Special Refunding Local Improvement  District 707 Series A,
  5.125% due 6/1/2011 (Insured: FSA)                                        Aaa/AAA       1,655,000       1,717,807
  Nevada  Housing  Division  Multi  Family  Certificate  A,  4.80%  due
  4/1/2008 (Collateralized: FNMA)                                           NR/AAA          220,000         219,582
  Nevada State Colorado River  Commission  Power Delivery  Series A GO,
  7.00% due 9/15/2008 pre-refunded 9/15/2007                                Aa1/AA+         840,000         859,748
  Sparks  Redevelopment  Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2009 (Insured: Radian)                                   NR/AA        1,000,000       1,036,950
  Sparks  Redevelopment  Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2010 (Insured: Radian)                                   NR/AA        1,000,000       1,051,560
  Sparks  Redevelopment  Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2011 (Insured: Radian)                                   NR/AA        1,285,000       1,359,235
  Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)          Aaa/AAA       3,500,000       3,590,790
New Hampshire -- 0.38%
  Manchester  Housing &  Redevelopment  Authority  Series A,  6.05% due
  1/1/2012 (Insured: ACA)                                                    NR/A         1,500,000       1,593,015
  New Hampshire  Industrial  Development  Authority Revenue,  3.75% due
  12/1/2009  (Central Vermont Public Services  Project;  LOC:  Citizens
  Bank)                                                                     Aa2/AA-       2,880,000       2,883,888
New Jersey -- 2.90%
  Hudson County COP, 7.00% due 12/1/2012 (Insured: MBIA)                    Aaa/AAA       1,000,000       1,160,760
  Hudson County COP, 6.25% due 12/1/2014 (Insured: MBIA)                    Aaa/AAA       1,500,000       1,727,385
  New Jersey EDA Retirement  Community Revenue Seabrook Village,  5.00%
  due 11/15/2011                                                             NR/NR        1,000,000       1,021,010
  New Jersey EDA Retirement  Community Revenue Seabrook Village,  5.00%
  due 11/15/2014                                                             NR/NR        1,000,000       1,025,670
  New Jersey EDA Revenue  Cigarette Tax, 5.00% due 6/15/2010  (Insured:
  FSA)                                                                      Aaa/AAA       1,000,000       1,041,890
  New Jersey EDA Revenue  Cigarette Tax, 5.00% due 6/15/2012  (Insured:
  FGIC)                                                                     Aaa/AAA       7,375,000       7,811,747
  New  Jersey  State   Transportation   Corp.  Federal   Transportation
  Administration Grants Series A, 5.50% due 9/15/2013 (Insured: AMBAC)      Aaa/AAA       7,650,000       8,406,891
  New Jersey State  Transportation  Corp. Series A, 5.25% due 9/15/2013
  (Insured: AMBAC)                                                          Aaa/AAA       5,000,000       5,421,300
  New Jersey State  Transportation Trust Fund Authority Series C, 5.25%
  due 6/15/2013 (Transportation Systems Project; Insured: MBIA) (ETM)       Aaa/AAA       5,000,000       5,450,700
  Newark  Housing  Authority Port  Authority  Rental Backed,  5.00% due
  1/1/2010  (Newark Marine  Terminal  Redevelopment  Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,037,520
New Mexico -- 3.28%
  Albuquerque   Joint  Water  &  Sewage  Systems  Revenue  Refunding  &
  Improvement Series A, 5.25% due 7/1/2011                                  Aa2/AA        1,135,000       1,209,331
  Belen  Consolidated  School  District No 2 Refunding  Series A, 4.00%
  due 8/1/2007 (Insured: MBIA)                                              Aaa/NR        1,000,000       1,002,400
  Belen  Consolidated  School  District No 2 Refunding  Series A, 4.00%
  due 8/1/2008 (Insured: MBIA)                                              Aaa/NR        1,000,000       1,006,410
  Farmington PCR, 4.00% due 9/1/2024 put 1/2/2007 (LOC:  Barclays Bank)
  (daily demand notes)                                                      P1/A-1+       4,100,000       4,100,000
  Farmington  PCR  Series A,  4.00% due  5/1/2024  put  1/2/2007  (LOC:
  Barclays Bank) (daily demand notes)                                       P1/A-1+      17,300,000      17,300,000
  Farmington  Utility  Systems  Revenue  Refunding  Series A, 5.00% due
  5/15/2011 (Insured: FSA)                                                  Aaa/AAA       3,000,000       3,160,260
  Gallup  PCR  Refunding  Tri State  Generation,  5.00%  due  8/15/2012
  (Insured: AMBAC)                                                          Aaa/AAA       3,345,000       3,541,285
  New Mexico Highway  Commission  Revenue  Subordinated Lien Tax Series
  B, 5.00% due 6/15/2011 (Insured: AMBAC) (ETM)                             Aaa/AAA       4,865,000       5,118,710
  University of New Mexico Hospital  Mortgage Revenue Bonds,  5.00% due
  7/1/2011 (Insured: FSA & FHA)                                             Aaa/AAA       2,065,000       2,173,722
New York -- 6.48%
  Hempstead Town Industrial Development Agency Resource Recovery Revenue, 5.00%
  due 12/1/2008 (American Ref-Fuel Project; Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,021,000
  Long Island Power Authority  Electric  Systems Revenue General Series
  A, 6.00% due 12/1/2007 (Insured: AMBAC)                                   Aaa/AAA       2,285,000       2,334,219
  Metropolitan  Transportation  Authority  Revenue  Series B, 5.00% due
  11/15/2007                                                                 A2/A         5,000,000       5,058,000
  Metropolitan  Transportation  Authority  Service  Series B, 5.25% due
  7/1/2007                                                                  A1/AA-        4,535,000       4,571,688
  Monroe  County  Industrial  Development  Agency,  5.375% due 6/1/2007
  (St. John Fisher College Project; Insured: Radian)                         NR/AA        1,050,000       1,056,846
  New York City Housing  Development Corp. Multi Family Housing Revenue
  Refunding Series A, 5.50% due 11/1/2009 (Insured: FHA)                    Aa2/AA          185,000         185,568
  New York City Industrial  Development Agency Civic Facility Series A,
  5.25% due  6/1/2011  (Lycee  Francais De New York  Project;  Insured:
  ACA)                                                                       NR/A         2,215,000       2,320,833
  New York City Industrial  Development Agency Civic Facility Series A,
  5.25% due  6/1/2012  (Lycee  Francais De New York  Project;  Insured:
  ACA)                                                                       NR/A         2,330,000       2,460,527
  New York City  Refunding  Series B GO, 5.50% due  8/1/2011  (Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,076,610
  New York City Series G GO, 5.25% due 8/1/2016                             A1/AA-        4,000,000       4,096,960
  New York City  Transitional  Finance Authority  Facilities  Refunding
  Series A 1, 5.00% due 11/1/2014                                           Aa1/AAA       2,000,000       2,167,360
  New York City  Transitional  Finance Authority  Facilities  Refunding
  Series A 1, 5.00% due 11/1/2015                                           Aa1/AAA       1,500,000       1,635,525
  New York City Transitional  Refunding Future Tax Series A1, 5.00% due
  11/1/2012                                                                 Aa1/AAA       5,000,000       5,349,100
  New  York  Dormitory   Authority   Revenues  Mental  Health  Services
  Facilities Improvement B, 5.00% due 8/15/2010 (Insured: MBIA)             Aaa/AAA       1,600,000       1,672,048
  New York State Dormitory Authority Revenue Hospital Refunding,  5.00%
  due 2/15/2010 (Wyckoff Heights Project; Insured: AMBAC)                   Aaa/AAA       4,870,000       5,009,720
  New York State Dormitory  Authority  Revenue Hospital Series A, 5.25%
  due 8/15/2013 (Presbyterian Hospital; Insured: FHA & FSA)                 Aaa/AAA       3,800,000       4,128,814
  New York  State  Dormitory  Authority  Revenues,  5.00% due  7/1/2007
  (City University Systems Project)                                         A1/AA-        3,500,000       3,523,450
  New York  State  Dormitory  Authority  Revenues,  6.00% due  7/1/2007
  (Champlain Valley Physicians Project; Insured: Connie Lee)                NR/AAA        1,040,000       1,052,074
  New York  State  Dormitory  Authority  Revenues,  5.50% due  7/1/2012
  (South Nassau Community Hospital B Project)                               Baa1/NR       1,820,000       1,942,122
  New York  State  Dormitory  Authority  Revenues,  5.50% due  7/1/2013
  (South Nassau Community Hospital B Project)                               Baa1/NR       1,500,000       1,611,315
  New York State  Dormitory  Authority  Revenues  Aids Long Term Health
  Facilities, 5.00% due 11/1/2012 (Insured: SONYMA)                         Aa1/NR        2,000,000       2,081,260
  New York State  Dormitory  Authority  Revenues  Aids Long Term Health
  Facilities, 5.00% due 11/1/2013 (Insured: SONYMA)                         Aa1/NR        4,600,000       4,786,898
  New York State  Dormitory  Authority  Revenues  Aids Long Term Health
  Facilities, 5.00% due 11/1/2014 (Insured: SONYMA)                         Aa1/NR        1,500,000       1,560,945
  New  York  State  Dormitory   Authority   Revenues  Secured  Hospital
  Interfaith  Medical  Center Series D, 5.75% due  2/15/2008  (Insured:
  FSA)                                                                      Aaa/AAA       2,515,000       2,569,626
  New York  State  Dormitory  Authority  Revenues  Series B,  5.25% due
  11/15/2026 put 5/15/2012 (Insured: AMBAC)                                 Aaa/AAA       4,000,000       4,285,560
  New York State Housing Finance  Service  Contract Series A, 6.25% due
  9/15/2010 pre-refunded 9/15/2007                                          A1/AAA        1,920,000       1,951,296
  Oneida  County  Industrial  Development  Agency  Series C,  6.00% due
  1/1/2009 (Civic Facility Faxton Hospital Project; Insured: Radian)         NR/AA          710,000         738,776
  Tobacco Settlement  Financing Corp. Revenue Asset Backed Series A-1C,
  5.25% due 6/1/2012 (Secured: State Contingency Contract)                  A1/AA-        1,190,000       1,191,535
  Tobacco Settlement  Financing Corp. Revenue Asset Backed Series B-1C,
  5.25% due 6/1/2013                                                        A1/AA-        2,600,000       2,655,666
  Tobacco Settlement  Financing Corp. Revenue Asset Backed Series B-1C,
  5.25% due 6/1/2013 (Insured: XLCA)                                        Aaa/AAA       2,000,000       2,045,020
North Carolina -- 2.23%
  North Carolina  Eastern  Municipal Power Agency Power Systems Revenue
  Refunding Series A, 5.50% due 1/1/2012                                   Baa2/BBB       1,000,000       1,070,240
  North Carolina  Eastern  Municipal Power Agency Power Systems Revenue
  Refunding Series C, 5.25% due 1/1/2012                                   Baa2/BBB         650,000         688,337
  North Carolina  Eastern  Municipal Power Agency Power Systems Revenue
  Refunding Series C, 5.25% due 1/1/2013                                   Baa2/BBB       1,055,000       1,124,208
  North Carolina  Eastern  Municipal Power Agency Power Systems Revenue
  Refunding Series D, 5.375% due 1/1/2011                                  Baa2/BBB       3,000,000       3,160,350
  North  Carolina  Municipal  Power Agency 1 Catawba  Electric  Revenue
  Refunding, 6.00% due 1/1/2010 (Insured: MBIA)                             Aaa/AAA       2,400,000       2,558,472
  North  Carolina  Municipal  Power Agency 1 Catawba  Electric  Revenue
  Series A, 5.50% due 1/1/2013                                              A3/BBB+       2,505,000       2,699,689
  North  Carolina  Municipal  Power Agency 1 Catawba  Electric  Revenue
  Series B, 6.375% due 1/1/2013                                             A3/BBB+       1,000,000       1,073,740
  North  Carolina  Municipal  Power Agency Catawba  Electric  Series A,
  6.00% due 1/1/2007 (Insured: MBIA)                                        Aaa/AAA       3,400,000       3,400,442
  North  Carolina  Municipal  Power Agency Catawba  Electric  Series A,
  6.00% due 1/1/2008 (Insured: MBIA)                                        Aaa/AAA       3,900,000       3,991,221
  North   Carolina   State    Infrastructure,    5.00%   due   2/1/2016
  (Correctional Facilities Project A)                                       Aa2/AA+       5,000,000       5,330,600
  University of North Carolina  Systems Pool Revenue  Refunding  Series
  B, 5.00% due 4/1/2012 (Insured: AMBAC)                                    Aaa/AAA       1,030,000       1,095,384
North Dakota -- 0.14%
  Ward County Health Care Facilities  Revenue Trinity  Obligated Group,
  5.00% due 7/1/2013                                                        NR/BBB+       1,560,000       1,629,046
Ohio -- 2.40%
  Akron COP Refunding, 5.00% due 12/1/2013 (Insured: Assured Guaranty)      NR/AAA        3,000,000       3,183,840
  Akron COP Refunding, 5.00% due 12/1/2014 (Insured: Assured Guaranty)      NR/AAA        2,000,000       2,132,080
  Cleveland   Cuyahoga  County  Port  Authority   Revenue,   6.00%  due
  11/15/2010                                                                 NR/NR        2,815,000       2,928,754
  Greater  Cleveland  Regional  Transportation  Authority GO, 5.00% due
  12/1/2015 (Insured: MBIA)                                                 Aaa/NR        1,000,000       1,091,010
  Hudson City Library Improvement, 6.35% due 12/1/2011                      Aa1/NR        1,400,000       1,549,968
  Lake County Sewer & Water District Improvement, 5.30% due 12/1/2011       Aa2/NR          325,000         336,352
  Lorain  County  Hospital  Revenue   Refunding   Catholic   Healthcare
  Partners B, 6.00% due 9/1/2008 (Insured: MBIA)                            Aaa/AAA       1,200,000       1,240,440
  Mahoning  Valley  District  Water  Refunding,  5.85%  due  11/15/2008
  (Insured: FSA)                                                            Aaa/AAA       1,300,000       1,352,637
  Mahoning  Valley  District  Water  Refunding,  5.90%  due  11/15/2009
  (Insured: FSA)                                                            Aaa/AAA         770,000         817,494
  Montgomery  County  Revenue,  6.00% due  12/1/2008  (Catholic  Health
  Initiatives Project)                                                      Aa2/AA        2,250,000       2,334,915
  Montgomery  County  Revenue,  6.00% due  12/1/2009  (Catholic  Health
  Initiatives Project)                                                      Aa2/AA        2,385,000       2,515,245
  Montgomery  County  Revenue,  6.00% due  12/1/2010  (Catholic  Health
  Initiatives Project)                                                      Aa2/AA        1,530,000       1,637,835
  Ohio  State   Unlimited   Tax  Series  A  GO,  5.75%  due   6/15/2010
  pre-refunded 6/15/2009                                                    Aa1/AA+       5,000,000       5,254,550
  Plain Local School District, 0% due 12/1/2007 (Insured: FGIC)             Aaa/NR          845,000         817,647
  Reading   Revenue   Development,   6.00%  due  2/1/2009  (St.  Mary's
  Educational Institute Project; Insured: Radian)                            NR/AA          975,000       1,017,188
Oklahoma -- 1.51%
  Claremore  Public  Works  Authority  Revenue  Refunding,   6.00%  due
  6/1/2007 (Insured: FSA) (ETM)                                             Aaa/NR        1,340,000       1,353,320
  Comanche  County  Hospital  Authority  Revenue  Refunding,  4.00% due
  7/1/2007 (Insured: Radian)                                                Aa3/AA        1,265,000       1,266,695
  Comanche  County  Hospital  Authority  Revenue  Refunding,  5.00% due
  7/1/2011 (Insured: Radian)                                                Aa3/AA        1,000,000       1,045,050
  Comanche  County  Hospital  Authority  Revenue  Refunding,  5.25% due
  7/1/2015 (Insured: Radian)                                                Aa3/AA        1,340,000       1,455,736
  Grand River Dam Authority Revenue, 5.50% due 6/1/2010                     A2/BBB+       1,200,000       1,265,712
  Jenks Aquarium  Authority Revenue First Mortgage,  5.50% due 7/1/2010
  (ETM)                                                                     Aaa/NR          415,000         428,417
  Oklahoma DFA Health Facilities Revenue,  5.75% due 6/1/2011 (Insured:
  AMBAC)                                                                    Aaa/AAA         740,000         798,578
  Oklahoma DFA Hospital Revenue  Refunding,  5.00% due 10/1/2012 (Unity
  Health Center Project)                                                     NR/A-        1,070,000       1,115,068
  Oklahoma DFA Hospital  Revenue Series A, 5.25% due 12/1/2011  (Duncan
  Regional Hospital Project)                                                 NR/A-        1,215,000       1,273,356
  Oklahoma DFA Hospital  Revenue Series A, 5.25% due 12/1/2012  (Duncan
  Regional Hospital Project)                                                 NR/A-        1,330,000       1,403,283
  Oklahoma DFA Hospital  Revenue Series A, 5.25% due 12/1/2013  (Duncan
  Regional Hospital Project)                                                 NR/A-        1,350,000       1,430,258
  Oklahoma State Industrial  Authority Revenue Health System Obligation
  A, 6.00% due 8/15/2010 pre-refunded 8/15/2009                             Aaa/AAA         190,000         203,156
  Oklahoma State Industrial  Authority  Revenue Health System Series A,
  6.00% due 8/15/2010 (Insured: MBIA)                                       Aaa/AAA       2,150,000       2,291,491
  Oklahoma State Industrial  Authority Revenue Refunding Health Systems
  Obligation Group Series A, 5.75% due 8/15/2007 (Insured: MBIA)            Aaa/AAA       2,380,000       2,410,631
Oregon -- 0.62%
  Clackamas  County  Hospital  Facility  Authority  Revenue  Refunding,
  5.00% due 5/1/2008 (Legacy Health Systems Project)                        A1/AA-        4,000,000       4,069,600
  Oregon State Department  Administrative  Services COP Series B, 5.00%
  due 11/1/2013 (Insured: FGIC)                                             Aaa/AAA       1,000,000       1,071,810
  Oregon State Department  Administrative  Services COP Series B, 5.00%
  due 11/1/2014 (Insured: FGIC)                                             Aaa/AAA       1,000,000       1,078,040
  Oregon State Department  Administrative  Services COP Series B, 5.00%
  due 11/1/2015 (Insured: FGIC)                                             Aaa/AAA       1,000,000       1,084,090
Pennsylvania -- 1.98%
  Allegheny  County  Hospital  Development  Health  Series B, 6.30% due
  5/1/2009 (South Hills Health System Project)                              Baa1/NR       1,160,000       1,191,587
  Chester  County School  Authority,  5.00% due 4/1/2016  (Intermediate
  School Project; Insured: AMBAC)                                           NR/AAA        1,915,000       2,070,594
  Delaware County  Authority  Revenue,  5.50% due 11/15/2007  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,015,530
  Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009           Aa3/AA-       1,000,000       1,034,580
  Montgomery  County Higher  Education & Health  Authority,  6.375% due
  7/1/2007                                                                  Baa3/NR         550,000         553,536
  Northampton  County  Industrial  Development  Authority,   5.35%  due
  7/1/2010 (Moravian Hall Square Project; Insured: Radian)                   NR/AA        1,200,000       1,201,404
  Pennsylvania  Higher  Educational  Facilities  Series  A,  5.00%  due
  8/15/2008 (University of Pennsylvania Health Systems Project)              A1/A+        1,250,000       1,272,112
  Philadelphia  Gas Works Revenue Fifth Series A-1,  5.00% due 9/1/2014
  (Insured: FSA)                                                            Aaa/AAA       3,000,000       3,224,460
  Pittsburgh Series A, 5.00% due 9/1/2012 (Insured: MBIA)                   Aaa/AAA       3,415,000       3,638,307
  Pittsburgh Series A, 5.00% due 9/1/2013 (Insured: MBIA)                   Aaa/AAA       2,000,000       2,145,900
  Pittsburgh Series A, 5.50% due 9/1/2014 (Insured: AMBAC)                  Aaa/AAA       2,000,000       2,138,600
  Sayre  HFA  Series A,  5.00%  due  7/1/2008  (Latrobe  Area  Hospital
  Project; Insured: AMBAC)                                                  Aaa/AAA       1,255,000       1,279,962
  Sayre  HFA  Series A,  5.25%  due  7/1/2011  (Latrobe  Area  Hospital
  Project; Insured: AMBAC)                                                  Aaa/AAA       1,400,000       1,484,518
  Sayre  HFA  Series A,  5.25%  due  7/1/2012  (Latrobe  Area  Hospital
  Project; Insured: AMBAC)                                                  Aaa/AAA       1,000,000       1,070,910
Puerto Rico -- 0.09%
  Puerto Rico Commonwealth  Highway & Transportation  Authority Revenue
  Refunding Series AA, 5.00% due 7/1/2008 (Insured: FGIC)                   Aaa/AAA       1,000,000       1,021,220
Rhode Island -- 0.84%
  Providence  Public Building  Authority  Refunding Series B, 5.75% due
  12/15/2007 (Insured: FSA)                                                 Aaa/AAA       1,075,000       1,096,414
  Providence Series C GO, 5.50% due 1/15/2012 (Insured: FGIC)               Aaa/AAA       1,880,000       2,036,999
  Rhode  Island  State,  5.00% due  10/1/2014  (Providence  Plantations
  Project; Insured MBIA)                                                    Aaa/AAA       1,000,000       1,069,150
  Rhode Island State  Economic  Development  Corp.  Revenue,  5.75% due
  7/1/2010 (Providence Place Mall Project; Insured: Radian)                  NR/AA        2,000,000       2,064,120
  Rhode  Island  State  Health & Education  Building  Corp.,  4.50% due
  9/1/2009 (Butler Hospital Project; LOC: Fleet National Bank)               NR/AA        1,960,000       1,994,614
  Rhode  Island  State  Health  &  Education   Building  Corp.  Revenue
  Hospital  Financing,  5.25% due 7/1/2014  (Memorial Hospital Project;
  LOC: Fleet Bank)                                                           NR/AA        1,565,000       1,656,787
South Carolina -- 1.64%
  Charleston County COP, 6.00% due 12/1/2007 (Insured: MBIA)                Aaa/AAA       2,050,000       2,081,980
  Georgetown  County  Environment  Refunding  International  Paper  Co.
  Project Series A, 5.70% due 4/1/2014                                     Baa3/BBB       7,975,000       8,661,887
  Greenville  County School District  Building Equity Sooner  Tomorrow,
  5.25% due 12/1/2015                                                       Aa3/AA-       1,000,000       1,079,420
  Greenwood County Hospital Revenue Refunding  Facilities Self Regional
  Healthcare A, 5.00% due 10/1/2013 (Insured: FSA)                          Aaa/AAA       2,000,000       2,144,780
  South  Carolina  Jobs EDA  Hospital  Facilities  Revenue  Improvement
  Series A, 7.375% due  12/15/2021  pre-refunded  12/15/2010  (Palmetto
  Health Alliance Project)                                                   NR/NR        2,600,000       2,987,738
  South  Carolina  State Public  Service  Authority  Revenue  Refunding
  Series D, 5.00% due 1/1/2007                                              Aa2/AA-       2,315,000       2,315,162
South Dakota -- 0.19%
  South  Dakota  State  Health  &  Educational   Facilities   Authority
  Revenue,  5.50% due 9/1/2011 (Rapid City Regional  Hospital  Project;
  Insured: MBIA)                                                            Aaa/AAA       1,100,000       1,178,815
  South Dakota State Health & Educational  Facilities Authority Revenue
  Refunding,  6.25% due 7/1/2009 (McKennan  Hospital Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,058,520
Tennessee -- 0.40%
  Franklin  County  Health & Educational  Facilities  University of the
  South, 4.75% due 9/1/2009                                                  NR/A+        1,005,000       1,029,844
  Metro  Government   Nashville  Multi  Family  Refunding,   7.50%  due
  11/15/2010 pre-refunded 5/15/2010                                         Aaa/AAA       2,000,000       2,239,800
  Metro Government Nashville Water & Sewer, 6.50% due 12/1/2014 (ETM)       Aaa/AAA       1,240,000       1,475,550
Texas -- 14.64%
  Amarillo  Health  Facilities  Corp.   Hospital  Revenue,   5.50%  due
  1/1/2011  (Baptist St.  Anthony's  Hospital Corp.  Project;  Insured:
  FSA)                                                                      Aaa/NR        1,350,000       1,432,471
  Austin Refunding, 5.00% due 3/1/2011                                      Aa1/AA+       1,000,000       1,050,060
  Austin Water &  Wastewater  Refunding  Series A, 5.00% due  5/15/2013
  (Insured: AMBAC)                                                          Aaa/AAA       1,920,000       2,051,578
  Austin Water &  Wastewater  Refunding  Series A, 5.00% due  5/15/2014
  (Insured: AMBAC)                                                          Aaa/AAA       2,890,000       3,107,906
  Austin Water &  Wastewater  Refunding  Series A, 5.00% due  5/15/2015
  (Insured: AMBAC)                                                          Aaa/AAA       1,520,000       1,644,442
  Bastrop  Independent  School  District,  0% due 2/15/2009  (Guaranty:
  PSF)                                                                      Aaa/AAA       1,390,000       1,284,207
  Bell County Health  Facilities  Development  Corp.  Revenue Series A,
  6.25%  due  8/15/2010  (Scott  &  White  Memorial  Hospital  Project;
  Insured: MBIA)                                                            Aaa/AAA       1,000,000       1,082,140
  Bexar County  Housing  Finance Corp.  Multi Family  Housing  Revenue,
  5.00% due 1/1/2011 (Insured: MBIA)                                        Aaa/NR        1,800,000       1,851,912
  Cedar Hill Independent  School District  Unrefunded  balance,  0% due
  8/15/2010 (Insured: PSF-GTD)                                              NR/AAA          440,000         376,152
  Central  Texas  Regional  Mobility  Authority  Revenue   Anticipation
  Notes, 5.00% due 1/1/2008                                                 Aa3/AA        7,000,000       7,095,900
  Clint  Independent  School  District  Refunding,  5.50% due 2/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       1,700,000       1,814,580
  Clint  Independent  School  District  Refunding,  5.50% due 2/15/2012
  (Guaranty: PSF)                                                           Aaa/AAA       1,425,000       1,521,672
  Collin County Limited Tax Improvement, 5.00% due 2/15/2016                Aaa/AAA       1,465,000       1,590,990
  Coppell  Independent  School  District  Refunding,  0% due  8/15/2007
  (Guaranty: PSF)                                                           NR/AAA        3,300,000       3,226,311
  Corpus Christi  Business & Job Development  Corp.  Sales Tax Revenue,
  5.00% due 9/1/2012  (Refunding & Improvement Arena Project;  Insured:
  AMBAC)                                                                    Aaa/AAA       1,025,000       1,089,329
  Corpus  Christi  Utility  Systems   Revenue   Refunding,   5.50%  due
  7/15/2008 (Insured: FSA)                                                  Aaa/AAA       2,000,000       2,055,940
  Corpus  Christi  Utility  Systems   Revenue   Refunding,   5.50%  due
  7/15/2009 (Insured: FSA)                                                  Aaa/AAA       4,780,000       4,992,949
  Duncanville  Independent  School District  Refunding Series B, 0% due
  2/15/2011 (Guaranty: PSF)                                                 Aaa/AAA       4,945,000       4,228,222
  Duncanville  Independent  School District  Refunding Series B, 0% due
  2/15/2012 (Guaranty: PSF)                                                 Aaa/AAA       1,245,000       1,023,876
  Fort Worth  Water & Sewer  Revenue,  5.25% due  2/15/2011  (Tarrant &
  Denton County Project)                                                    Aa2/AA        1,390,000       1,469,967
  Fort Worth Water & Sewer Revenue  Refunding & Improvement,  5.25% due
  2/15/2011 pre-refunded 2/15/2008                                          Aa2/NR        3,800,000       3,870,642
  Grapevine  Colleyville  Independent School District, 0% due 8/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       7,350,000       6,166,503
  Grapevine GO, 5.25% due 2/15/2012 (Insured: FGIC)                         Aaa/AAA       2,005,000       2,007,366
  Gulf Coast Waste  Disposal  Authority  Revenue  Refunding,  5.00% due
  10/1/2010 (Bayport Area Systems Project; Insured: AMBAC)                  Aaa/AAA       1,000,000       1,044,070
  Gulf Coast Waste  Disposal  Authority  Revenue  Refunding,  5.00% due
  10/1/2011 (Bayport Area Systems Project; Insured: AMBAC)                  Aaa/AAA       1,000,000       1,053,040
  Harlingen  Consolidated   Independent  School  District,   7.50%  due
  8/15/2009 (Guaranty: PSF)                                                 Aaa/AAA         750,000         820,103
  Harris County GO, 0% due 8/1/2008                                         Aa1/AA+       7,000,000       6,606,670
  Harris County Health Facilities  Development  Corp.  Hospital Revenue
  Refunding  Series A, 6.00% due 6/1/2012  (Memorial  Hospital  Systems
  Project; Insured: MBIA)                                                   Aaa/AAA         500,000         553,995
  Harris County Health  Facilities  Development  Corp.  Thermal Utility
  Revenue, 5.45% due 2/15/2011 (Teco Project; Insured: AMBAC)               Aaa/AAA       3,745,000       3,914,948
  Harris County Health  Facilities  Development  Corp.  Thermal Utility
  Revenue, 5.00% due 11/15/2015 (Teco Project; Insured: MBIA)               Aaa/AAA       1,500,000       1,592,400
  Harris  County  Hospital  District   Mortgage   Revenue,   7.40%  due
  2/15/2010 (Insured: AMBAC)                                                Aaa/AAA       1,605,000       1,695,699
  Harris County Hospital  District  Mortgage Revenue  Refunding,  7.40%
  due 2/15/2010 (ETM)                                                       Aaa/AAA         260,000         271,268
  Harris  County  Hospital  District  Revenue   Refunding,   5.75%  due
  2/15/2011 (Insured: MBIA)                                                 Aaa/AAA      10,000,000      10,646,800
  Harris  County  Hospital  District  Revenue   Refunding,   5.75%  due
  2/15/2012 (Insured: MBIA)                                                 Aaa/AAA       2,000,000       2,123,860
  Harris County Sports  Authority  Revenue Senior Lien Series G, 0% due
  11/15/2010 (Insured: MBIA)                                                Aaa/AAA       3,260,000       2,816,151
  Houston  Community  College Systems  Refunding Student Fee, 5.25% due
  4/15/2011 (Insured: FSA)                                                  Aaa/AAA       1,000,000       1,059,500
  Houston  Community  College Systems  Refunding Student Fee, 5.25% due
  4/15/2012 (Insured: FSA)                                                  Aaa/AAA       1,460,000       1,563,762
  Houston  Community  College Systems  Refunding Student Fee, 5.25% due
  4/15/2013 (Insured: FSA)                                                  Aaa/AAA       1,250,000       1,351,275
  Houston  Independent School District Pubic West Side Series B, 0% due
  9/15/2014 (Insured: AMBAC)                                                Aaa/AAA       6,190,000       4,569,953
  Irving  Independent  School District GO, 0% due 2/15/2017  (Guaranty:
  PSF)                                                                      Aaa/AAA       1,000,000         653,750
  Keller  Independent  School  District  Refunding,  0%  due  8/15/2012
  (Guaranty: PSF)                                                           Aaa/AAA       1,250,000       1,008,575
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2012 (Insured: AMBAC)                                                Aaa/AAA       1,660,000       1,752,147
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2013 (Insured: AMBAC)                                                Aaa/AAA       1,745,000       1,854,830
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2014 (Insured: AMBAC)                                                Aaa/AAA       1,835,000       1,962,624
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2015 (Insured: AMBAC)                                                Aaa/AAA       1,930,000       2,075,869
  Longview  Water  &  Sewer  Revenue  Refunding,   5.00%  due  3/1/2012
  (Insured: MBIA)                                                           Aaa/AAA       1,150,000       1,216,792
  Lower  Colorado  River  Authority  Revenue  Refunding &  Improvement,
  8.00% due 5/15/2010 (Transportation Systems Project; Insured: FSA)        Aaa/AAA         750,000         849,000
  Lubbock Health  Facilities  Development  Corp. First Mortgage,  6.50%
  due 7/1/2019 pre-refunded 7/1/2009 (Carillon Project)                     NR/AAA        2,000,000       2,142,140
  Mesquite  Independent  School  District  Refunding,  0% due 8/15/2011
  (Guaranty: PSF)                                                           NR/AAA        3,065,000       2,537,575
  Midlothian  Independent School District  Refunding,  0% due 2/15/2008
  (ETM)                                                                     Aaa/NR        1,055,000       1,012,610
  Midlothian  Independent School District  Refunding,  0% due 2/15/2008
  (Guaranty: PSF)                                                           Aaa/NR          360,000         345,553
  Midlothian  Independent School District  Refunding,  0% due 2/15/2009
  (ETM)                                                                     Aaa/NR          570,000         527,113
  Midlothian  Independent School District  Refunding,  0% due 2/15/2009
  (Guaranty: PSF)                                                           Aaa/NR          630,000         582,177
  Midtown  Redevelopment   Authority  Texas  Tax,  6.00%  due  1/1/2010
  (Insured: Radian)                                                         Aa3/AA          700,000         741,104
  Midtown  Redevelopment   Authority  Texas  Tax,  6.00%  due  1/1/2011
  (Insured: Radian)                                                         Aa3/AA          740,000         795,411
  Red River Education Finance Corp.,  2.10% due 12/1/2034 put 12/1/2007
  (Parish Episcopal School Project; LOC: Allied Irish Banks plc)           VMIG1/NR       2,500,000       2,446,700
  Richardson  Refunding & Improvement GO, 5.00% due 2/15/2014 (Insured:
  MBIA)                                                                     Aaa/AAA       3,000,000       3,224,370
  Sam Rayburn Municipal Power Agency Refunding, 5.50% due 10/1/2012        Baa2/BBB-      6,000,000       6,285,300
  Socorro  Independent  School  District  Series A, 5.75% due 2/15/2011
  pre-refunded 2/15/2008 (Guaranty: PSF)                                    NR/AAA        1,970,000       2,017,398
  Southlake  Tax  Increment  GO  Series B, 0% due  2/15/2007  (Insured:
  AMBAC)                                                                    Aaa/AAA         965,000         959,712
  Spring  Branch  Independent  School  District,   7.50%  due  2/1/2011
  (Guaranty: PSF)                                                           Aaa/AAA         500,000         569,285
  Springhill  Courtland  Heights  Public  Facility  Corp.  Multi Family
  Revenue Senior Lien Housing Series A, 5.125% due 12/1/2008                 NR/BB          605,000         602,193
  Tarrant County Health  Facilities  Development  Corp.  Health Systems
  Revenue  Series  A,  5.75%  due  2/15/2008  (Texas  Health  Resources
  Systems Project; Insured: MBIA)                                           Aaa/AAA       3,000,000       3,067,830
  Tarrant County Health  Facilities  Development  Corp.  Health Systems
  Revenue  Series  A,  5.75%  due  2/15/2009  (Texas  Health  Resources
  Systems Project; Insured: MBIA)                                           Aaa/AAA       3,000,000       3,122,400
  Tarrant County Health  Facilities  Development  Corp.  Health Systems
  Revenue  Series  A,  5.75%  due  2/15/2011  (Texas  Health  Resources
  Project; Insured: MBIA)                                                   Aaa/AAA       1,400,000       1,456,630
  Tarrant County Health Facilities  Development Corp. Hospital Revenue,
  5.875%  due  11/15/2007  (Adventist/Sunbelt  Health  System  Project)
  (ETM)                                                                      A2/NR          580,000         591,148
  Tarrant County Health Facilities  Development Corp. Hospital Revenue,
  6.00% due 11/15/2009 (Adventist/Sunbelt Health System Project) (ETM)       A2/NR          650,000         691,249
  Tarrant County Health Facilities  Development Corp. Hospital Revenue,
  6.10%  due  11/15/2011  pre-refunded  11/15/2010   (Adventist/Sunbelt
  Health System Project)                                                     A2/NR          730,000         797,416
  Texarkana  Health  Facilities  Development  Corp.  Hospital  Revenue,
  5.75% due 10/1/2008 (Insured: MBIA)                                       Aaa/AAA       1,500,000       1,551,450
  Texas  Municipal  Power Agency  Revenue B, 0% due 9/1/2013  (Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000         773,320
  Texas State  Affordable  Housing  Corp.  Series A, 4.85% due 9/1/2012
  (Insured: MBIA)                                                           Aaa/AAA       1,945,000       1,947,995
  Texas State  Public  Finance  Authority  Building  Revenue  Series B,
  6.00%  due  8/1/2011   pre-refunded   8/1/2009  (State   Preservation
  Project; Insured: FSA)                                                    Aaa/AAA       1,000,000       1,059,210
  Texas State Public  Finance  Authority  Stephen F. Austin  University
  Financing, 5.00% due 10/15/2014 (Insured: MBIA)                           Aaa/NR        1,305,000       1,407,338
  Texas State Public  Finance  Authority  Stephen F. Austin  University
  Financing, 5.00% due 10/15/2015 (Insured: MBIA)                           Aaa/NR        1,450,000       1,572,641
  Tomball Hospital Authority Revenue Refunding, 5.00% due 7/1/2013          Baa3/NR       1,460,000       1,502,851
  Travis County Health Facilities  Development Corp. Revenue, 5.75% due
  11/15/2010 (Ascension Health Project; Insured: MBIA)                      Aaa/AAA       2,000,000       2,123,940
  Travis County Health Facilities  Development Corp.  Revenue Series A,
  5.75% due 11/15/2007 (Ascension Health Project; Insured: MBIA)            Aaa/AAA       1,000,000       1,017,580
  Travis County Health Facilities  Development Corp.  Revenue Series A,
  5.75% due 11/15/2008 (Ascension Health Project; Insured: MBIA)            Aaa/AAA       2,300,000       2,384,663
  Travis County Health Facilities  Development Corp.  Revenue Series A,
  5.75% due 11/15/2009 (Ascension Health Project; Insured: MBIA)            Aaa/AAA       3,750,000       3,951,562
  Washington County Health Facilities  Development Corp. Revenue, 5.35%
  due 6/1/2009 (Insured: ACA)                                                NR/A         1,280,000       1,301,555
  West Harris County  Regional  Water,  5.25% due 12/15/2010  (Insured:
  FSA)                                                                      Aaa/AAA       1,700,000       1,796,883
  West Harris County  Regional  Water,  5.25% due 12/15/2011  (Insured:
  FSA)                                                                      Aaa/AAA       2,315,000       2,471,911
  West Harris County  Regional  Water,  5.25% due 12/15/2012  (Insured:
  FSA)                                                                      Aaa/AAA       2,435,000       2,627,097
  Wylie  Independent  School  District,  5.00% due 8/15/2011  (Guaranty
  PSF)                                                                      NR/AAA        1,000,000       1,053,480
Utah -- 0.64%
  Intermountain  Power  Agency  Supply  Revenue  Series  A,  5.00%  due
  7/1/2012 (ETM)                                                            Aaa/AAA       4,355,000       4,359,616
  Salt Lake County Municipal Building Authority, 5.50% due 10/1/2009        Aa1/AA+       1,500,000       1,573,230
  Utah State Board of Regents  Auxiliary  Systems & Student Fee Revenue
  Refunding Series A, 5.00% due 5/1/2010                                     NR/AA          510,000         530,018
  Utah State University  Hospital Board of Regents  Revenue,  5.25% due
  8/1/2008 (Insured: MBIA)                                                  Aaa/AAA       1,000,000       1,024,250
Virginia -- 1.66%
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2007 (Insured: AMBAC) (ETM)                                          Aaa/AAA       1,010,000       1,026,211
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2008 (Insured: AMBAC) (ETM)                                          Aaa/AAA       1,070,000       1,110,029
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2009 (Insured: AMBAC) (ETM)                                          Aaa/AAA       1,130,000       1,194,647
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2010 (Insured: AMBAC) (ETM)                                          Aaa/AAA       1,195,000       1,282,689
  Chesterfield  County  Industrial  Development,  5.50%  due  10/1/2009
  (Vepco Project)                                                          Baa1/BBB       1,500,000       1,516,590
  Hampton Refunding Bond GO, 5.85% due 3/1/2007                             Aa2/AA          595,000         596,077
  Norton Industrial  Development  Authority  Hospital Revenue Refunding
  Improvement,  5.75% due 12/1/2012 (Norton Community Hospital Project;
  Insured: ACA)                                                              NR/A         1,460,000       1,580,333
  Suffolk   Redevelopment   Housing  Authority  Refunding,   4.85%  due
  7/1/2031 put 7/1/2011  (Windsor at Potomac  Project;  Collateralized:
  FNMA)                                                                     Aaa/NR        3,000,000       3,117,330
  Virginia Toll Road Series B, 0% due 8/15/2025  pre-refunded 8/15/2008
  (Pocahontas Parkway Association Project)                                  NR/AAA       22,600,000       8,117,468
Washington -- 2.82%
  Conservation & Renewable Energy Systems Revenue Refunding,  5.00% due
  10/1/2007 (Washington Conservation Project)                               Aaa/AA-       1,000,000       1,010,060
  Energy  Northwest  Washington  Electric  Revenue  Refunding Series A,
  5.375% due 7/1/2013 (Project Number 1; Insured: FSA)                      Aaa/AAA       2,000,000       2,152,640
  Energy  Northwest  Washington  Electric  Revenue  Series A, 4.75% due
  7/1/2007 (Wind Project)                                                    A3/A-        1,675,000       1,683,224
  Energy  Northwest  Washington  Electric  Revenue  Series A, 4.95% due
  7/1/2008 (Wind Project)                                                    A3/A-        1,760,000       1,794,513
  Energy  Northwest  Washington  Electric  Revenue  Series B, 4.95% due
  7/1/2008 (Wind Project)                                                    A3/A-          705,000         716,964
  Goat Hill Properties Lease Revenue,  5.00% due 12/1/2012  (Government
  Office Building Project; Insured: MBIA)                                   Aaa/AAA       2,055,000       2,186,849
  Snohomish County Public Utilities District 1 Electric Revenue,  5.00%
  due 12/1/2015 (Insured: FSA)                                              Aaa/AAA       5,015,000       5,388,116
  Spokane Refunding, 5.00% due 12/15/2010                                   A2/AA-        2,430,000       2,458,164
  Spokane   Regional  Solid  Waste   Refunding,   5.25%  due  12/1/2007
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,012,900
  University of Washington Alumni  Association Lease Revenue Refunding,
  5.00% due 8/15/2007 (Medical Center Project; Insured: MBIA)               Aaa/AAA       1,100,000       1,109,229
  Washington  State  HFA  Revenue,   5.50%  due  12/1/2009  (Providence
  Services Project; Insured: MBIA)                                          Aaa/AAA       1,500,000       1,578,330
  Washington State HFA Revenue,  5.00% due 7/1/2013  (Overlake Hospital
  Medical Center A Project; Credit Support: Assured Guarantee)              Aa1/AAA       1,000,000       1,059,130
  Washington  State  Public  Power Supply  Systems  Revenue,  5.40% due
  7/1/2012 (Nuclear Project Number 2; Insured: FSA)                         Aaa/AAA         900,000         974,178
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series A, 6.00% due  7/1/2008  (Nuclear  Project  Number 1;  Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,034,270
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series A, 5.10% due  7/1/2010  (Nuclear  Project  Number 2;  Insured:
  FSA)                                                                      Aaa/AAA       1,000,000       1,027,140
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series A, 5.00% due 7/1/2011 (Insured: FSA)                               Aaa/AAA       2,500,000       2,592,975
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series B, 0% due 7/1/2008 (Nuclear Project Number 3)                      Aaa/AA-         830,000         784,848
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series B, 0% due 7/1/2008 (Nuclear Project Number 3)                      Aaa/AA-       1,140,000       1,077,984
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series C, 0% due 7/1/2013 (Insured: MBIA-IBC)                             Aaa/AAA       1,760,000       1,367,203
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series C, 0% due 7/1/2015 (Insured: MBIA-IBC)                             Aaa/AAA       3,000,000       2,136,660
West Virginia -- 0.29%
  Harrison  County  Nursing  Facility  Revenue  Refunding,  5.625%  due
  9/1/2010 (Salem Health Care Corp. Project; LOC: Fleet Bank)                NR/NR          320,000         325,801
  Kanawha,  Mercer,  Nicholas,  Counties Single Family Mortgage, 0% due
  2/1/2015 pre-refunded 2/1/2014                                            Aaa/NR        2,260,000       1,522,517
  Pleasants  County PCR,  4.70% due  11/1/2007  (Monongahela  Power Co.
  Project; Insured: AMBAC)                                                  Aaa/AAA       1,500,000       1,513,575
Wisconsin -- 0.37%
  Bradley PCR, 6.75% due 7/1/2009 (Owens Illinois Waste Project) (ETM)      Ba1/BB-       1,500,000       1,610,745
  Wisconsin State Health & Educational  Facilities  Authority  Revenue,
  6.00% due 8/15/2008 (Aurora Health Care Inc. Project; Insured: MBIA)      Aaa/AAA       2,000,000       2,067,720
  Wisconsin  State Health & Educational  Facilities  Authority  Revenue
  Refunding  Series  B,  5.00%  due  8/15/2012   (Wheaton  Health  Care
  Project)                                                                   A3/A-          695,000         721,660
Wyoming -- 0.33%
  West Park Hospital  District  Revenue,  5.90% due 7/1/2010  (Insured:
  ACA)                                                                       NR/A         1,615,000       1,629,713
  Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                           NR/AA        2,500,000       2,289,400



Total Investments -- 98.68% (Cost $1,142,785,131)                                                   $ 1,160,270,851


    OTHER ASSETS LESS LIABILITIES -- 1.32%                                                               15,572,744



    NET ASSETS -- 100.00%                                                                           $ 1,175,843,595

  Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
HFA        Health Facilities Authority
MBIA       Insured by Municipal Bond Investors Assurance
MBIA-IBC   Insured by Municipal Bond Investors Assurance - Insured
           Bond Certificates
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance





Thornburg California Limited Term Municipal Fund                                                  December 31, 2006

CUSIPS: CLASS A - 885-215-426, CLASS C - 885-215-418, CLASS I - 885-215-392
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX

                                                                         Credit Rating+   Principal
Issuer-Description                                                        Moody's/S&P       Amount           Value

ABAG  Finance  Authority,  4.75% due  10/1/2011  (California  School of
Mechanical Arts Project)                                                    A3/NR      $    435,000  $      450,408
ABAG  Finance  Authority,  4.75% due  10/1/2012  (California  School of
Mechanical Arts Project)                                                    A3/NR           455,000         473,077
Alum Rock Union Elementary  School District GO Refunding  Bonds,  8.00%
due 9/1/2007 (Insured: FGIC)                                               Aaa/AAA          380,000         391,001
Bay Area Toll  Bridge  Revenue San  Francisco  Bay Area Series F, 5.00%
due 4/1/2016                                                               Aa3/AA         2,075,000       2,278,703
California  Health  Facilities  Financing  Authority  Revenue Refunding
Series B, 5.25% due 10/1/2013 (Kaiser Permanente Project) (ETM)            A3/AAA         2,000,000       2,076,060
California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                  Aa2/AA-          670,000         686,844
California  Mobile Home Park  Financing  Authority  Series A, 4.75% due
11/15/2010 (Rancho Vallecitos Project; Insured: ACA)                        NR/A            500,000         511,395
California  Mobile Home Park  Financing  Authority  Series A, 5.00% due
11/15/2013 (Rancho Vallecitos Project; Insured: ACA)                        NR/A            570,000         595,411
California  Pollution Control Financing  Authority Solid Waste Disposal
Revenue, 6.75% due 7/1/2011 (ETM)                                          Aaa/NR         2,290,000       2,421,354
California  Pollution Control Financing  Authority Solid Waste Disposal
Revenue, 5.00% due 6/1/2018 put 6/1/2008                                   NR/BBB         1,100,000       1,112,441
California State Department of  Transportation  COP Refunding Series A,
5.25% due 3/1/2016 (Insured: MBIA)                                         Aaa/AAA        2,000,000       2,044,980
California  State  Department of Water  Resources Power Series A, 5.50%
due 5/1/2011 (Insured: MBIA)                                               Aaa/AAA        2,000,000       2,150,460
California State GO, 7.50% due 10/1/2007 (Insured: MBIA)                   Aaa/AAA        2,000,000       2,057,620
California State GO, 6.60% due 2/1/2010 (Insured: MBIA)                    Aaa/AAA          560,000         607,958
California State GO, 6.50% due 9/1/2010 (Insured: AMBAC)                   Aaa/AAA        1,250,000       1,371,325
California State GO, 5.50% due 3/1/2012 (Insured: FGIC)                    Aaa/AAA          230,000         230,731
California State GO, 6.25% due 9/1/2012                                     A1/A+         3,000,000       3,303,900
California State GO Economic Recovery Series A, 5.00% due 1/1/2008         Aa3/AA+        1,000,000       1,014,400
California State GO Economic Recovery Series A, 5.25% due 7/1/2013         Aa3/AA+        2,500,000       2,726,750
California   State  Public  Works  Board  Lease   Revenue,   5.00%  due
1/1/2015 (Department of Corrections Project; Insured: AMBAC)               Aaa/AAA        2,000,000       2,170,080
California  State Public Works Board Lease Revenue,  5.50% due 6/1/2010
(Various Universities Project)                                             Aa2/AA-          780,000         816,504
California State Public Works Board Lease Revenue, 5.00% due 11/1/2015     Aa2/AA-        1,000,000       1,076,220
California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)             Aaa/AAA        1,000,000       1,075,200
California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)        Aaa/AAA        1,000,000       1,168,660
California  Statewide  Community  Development  Authority COP, 5.30% due
12/1/2015 (ETM)                                                            Aaa/AAA        2,785,000       2,881,695
California Statewide Community  Development  Authority Revenue,  5.125%
due  6/1/2008   (Louisiana   Orthopedic  Hospital  Foundation  Project;
Insured: AMBAC)                                                            Aaa/AAA          595,000         604,728
California  Statewide  Community  Development  Authority  Revenue  COP,
6.50% due 8/1/2012  (Cedars  Sinai Center  Hospital  Project;  Insured:
MBIA)                                                                      Aaa/AAA          765,000         817,632
California  Statewide  Community   Development  Authority  Solid  Waste
Revenue,  2.90%  due  4/1/2011  put  4/1/2007  (Waste  Management  Inc.
Project)                                                                   NR/BBB         1,000,000         996,940
California   Statewide  Community   Development  Series  E,  4.70%  due
11/1/2036 put 6/1/2009 (Kaiser Permanente Project)                          NR/A+         2,000,000       2,043,080
Central Union High School  District  Imperial County  Refunding,  5.00%
due 8/1/2012 (Insured: FGIC)                                               Aaa/AAA          830,000         889,196
Central Valley School Districts  Financing  Authority,  0% due 2/1/2007
(Insured: MBIA)                                                            Aaa/AAA          205,000         204,362
East Palo Alto Public Financing  University Circle  Gateway/101  Series
A, 5.00% due 10/1/2014 (Insured: Radian)                                   Aa3/AA           670,000         714,026
East Palo Alto Public Financing  University Circle  Gateway/101  Series
A, 5.00% due 10/1/2016 (Insured: Radian)                                   Aa3/AA           735,000         788,618
El Monte COP  Senior  Department  Public  Services  Facility  Phase II,
5.00% due 1/1/2009 (Insured: AMBAC)                                        Aaa/AAA        1,865,000       1,890,979
Escondido Joint Powers Financing Authority Lease Revenue Refunding,  0%
due 9/1/2013 (California Center For The Arts Project; Insured: AMBAC)      Aaa/AAA          500,000         329,875
Fresno County Housing  Authority Multi Family Revenue  Refunding Series
A, 4.90% due 11/1/2027  mandatory put 11/1/2007  (Creek Park Apartments
Project; Collateralized: FNMA)                                             NR/AAA           400,000         402,788
Fresno Unified School District Series D, 5.00% due 8/1/2009 (ETM)          Aaa/AAA          545,000         556,543
Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008       NR/BBB+          575,000         592,181
Kern High School District, 7.00% due 8/1/2010 (ETM)                        Aaa/NR           165,000         183,780
Kern  High  School  District  Refunding  Series A,  6.30% due  8/1/2011
(Insured: MBIA)                                                            Aaa/AAA          500,000         552,545
Los  Angeles  Community   Redevelopment   Agency,  5.00%  due  7/1/2009
(Cinerama Dome Public Parking Project; Insured: ACA)                        NR/A            835,000         853,320
Los  Angeles  Community   Redevelopment   Agency,  5.75%  due  7/1/2010
(Cinerama Dome Public Parking Project; Insured: ACA)                        NR/A            435,000         450,456
Los Angeles COP, 5.00% due 2/1/2012 (Insured: MBIA)                        Aaa/AAA        1,400,000       1,487,010
Los Angeles  County  Capital  Asset Leasing  Corp.,  5.00% due 4/1/2008
(Insured: AMBAC)                                                           Aaa/AAA        2,000,000       2,035,200
Los Angeles  Department  of Water & Power  Revenue  Series A, 5.25% due
7/1/2011 (Insured: MBIA)                                                   Aaa/AAA        3,000,000       3,208,050
Los Angeles Multi Family  Revenue,  5.85% due 12/1/2027 put  12/01/2007
(Collateralized: FNMA) (AMT)                                               NR/AAA           600,000         606,636
Los  Angeles  Unified  School  District  Series E,  5.50% due  7/1/2012
(Insured: MBIA)                                                            Aaa/AAA        2,500,000       2,737,925
Milpitas  California Agency Tax Allocation  Redevelopment  Project Area
No 1, 5.00% due 9/1/2015 (Insured: MBIA)                                   Aaa/AAA        2,000,000       2,147,860
Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010  (Villa
Delaware Arroyo Project; Insured: ACA)                                      NR/A            990,000       1,019,938
New Haven  Unified  School  District  Refunding,  12.00%  due  8/1/2008
(Insured: FSA)                                                             Aaa/AAA        1,000,000       1,128,020
Northern  California  Power  Agency  Public  Power  Revenue,  5.65% due
7/1/2007 (Geothermal Project 3-A) (ETM)                                    A2/BBB+          360,000         363,881
Northern  California  Power  Agency  Public  Power  Revenue,  5.65% due
7/1/2007 (Geothermal Project 3-A)                                          A2/BBB+          340,000         342,856
Northern  California  Power Agency Public  Revenue  Series A, 5.00% due
7/1/2009 (Geothermal Project Number 3)                                     A2/BBB+        4,000,000       4,003,160
Norwalk  California  Redevelopment  Agency  Refunding  Tax  Allocation,
5.00% due 10/1/2014 (Insured: MBIA)                                        Aaa/AAA          625,000         678,213
Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured: AMBAC)          Aaa/AAA           20,000          20,061
Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)     Aaa/AAA        1,000,000       1,011,510
Orange County  Sanitation  Districts  Series B COP,  3.83% due 8/1/2030
put 1/2/2007 (daily demand notes)                                        VMIG1/A-1+         800,000         800,000
Oxnard Financing  Authority Solid Waste  Refunding,  5.00% due 5/1/2013
(Insured: AMBAC) (AMT)                                                     Aaa/AAA        2,115,000       2,235,069
Piedmont   Unified   School   District   Series  B,  0%  due   8/1/2013
pre-refunded 8/1/2007                                                      Aa3/NR         1,000,000         679,940
Pittsburg  California  Redevelopment  Agency Tax Allocation  Refunding,
5.25% due  8/1/2012  (Los  Medanos  Community  Development  Project  A;
Insured: MBIA)                                                             Aaa/AAA        3,350,000       3,622,187
Pomona Unified School District  Refunding  Series A, 6.10% due 2/1/2010
(Insured: MBIA)                                                            Aaa/AAA          320,000         343,082
Richmond Joint Powers  Financing  Authority  Refunding  Lease & Gas Tax
Series A, 5.25% due 5/15/2013                                               NR/NR         2,000,000       2,022,120
Sacramento  California  City  Financing  Authority,  0%  due  11/1/2014
(Insured: MBIA)                                                            Aaa/AAA        3,310,000       2,444,005
Sacramento  County  Sanitation  District  Financing  Authority  Revenue
Series A, 5.75% due 12/1/2009                                              Aa3/AA           560,000         592,726
Sacramento   Municipal  Utility  District  Electric  Revenue  Refunding
Series C, 5.75% due 11/15/2007 (ETM)                                       Aaa/AAA          330,000         330,601
Salinas  Redevelopment Agency Tax Allocation Series A, 0% due 11/1/2022
(Insured: FSA)                                                             Aaa/AAA        1,450,000         621,267
San Bernardino  County Multi Family Housing Revenue Refunding Series A,
4.75% due 12/15/2031 put 12/15/2011 (Collateralized: FNMA)                 Aaa/NR         3,000,000       3,103,020
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.10% due 9/1/2011                                                  NR/NR           190,000         194,727
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.20% due 9/1/2012                                                  NR/NR           205,000         211,810
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.30% due 9/1/2013                                                  NR/NR           300,000         312,627
San  Bernardino  County  Transportation  Authority  Sales  Tax  Revenue
Series A, 6.00% due 3/1/2010 (ETM)                                         Aaa/AAA          720,000         745,085
San Diego County California COP, 5.625% due 9/1/2012 (Insured: AMBAC)      Aaa/AAA          500,000         526,095
San Diego County  California  COP  Developmental  Services  Foundation,
5.50% due 9/1/2017                                                        Baa3/BBB-       2,000,000       2,103,100
San  Diego  County  Regional  Airport  Authority,  5.00%  due  7/1/2013
(Insured: AMBAC) (AMT)                                                     Aaa/AAA        1,000,000       1,062,670
San Diego Public Facilities  Financing  Authority Lease Revenue,  7.00%
due 4/1/2007 (Insured: MBIA)                                               Aaa/AAA          425,000         428,570
San  Francisco  City & County  Redevelopment  Agency,  0% due  7/1/2010
(George R Moscone Project)                                                 A1/AA-         1,380,000       1,209,391
San  Francisco  Laguna  Honda  Hospital  Series I, 5.00% due  6/15/2014
(Insured: FSA)                                                             Aaa/AAA        2,320,000       2,503,558
San Jose  California  Unified  School  District COP, 4.50% due 6/1/2011
(Insured: FGIC)                                                            Aaa/AAA        1,015,000       1,051,591
San Jose  California  Unified  School  District COP, 5.00% due 6/1/2013
(Insured: FGIC)                                                            Aaa/AAA        1,090,000       1,172,241
San  Jose  Evergreen  Community  College  District  Series  C,  0%  due
9/1/2011 crossover refunded 9/1/2010 (Insured: AMBAC)                      Aaa/AAA        2,200,000       1,800,920
San Marcos Public Facilities  Authority  Revenue  Community  Facilities
District 88-1, 0% due 3/1/2008 (ETM)                                       Aaa/NR         1,900,000       1,822,746
Seal Beach  Redevelopment  Agency  Mobile Home Park  Revenue  Series A,
5.20% due 12/15/2013 (Insured: ACA)                                         NR/A            575,000         607,677
Southeast  Resources  Recovery   Facilities   Authority  Lease  Revenue
Refunding Series B, 5.375% due 12/1/2013 (Insured: AMBAC)                  Aaa/AAA        1,060,000       1,148,139
Southern California Public Power Authority,  5.15% due 7/1/2015 (Public
Power Project; Insured: AMBAC)                                             Aaa/AAA          350,000         384,601
Southern California Public Power Authority,  5.15% due 7/1/2015 (Public
Power Project; Insured: AMBAC)                                             Aaa/AAA          250,000         274,715
Stanton  Multi Family  Housing  Revenue  Bond Series  1997,  5.625% due
8/1/2029 put 8/1/2009  (Continental  Gardens  Project;  Collateralized:
FNMA)                                                                      NR/AAA         4,490,000       4,610,961
Sweetwater  California  Authority  Water  Revenue,  5.25% due  4/1/2010
(Insured: AMBAC)                                                           Aaa/AAA        1,475,000       1,509,308
Val Verde Unified  School  District COP,  5.00% due 1/1/2014  (Insured:
FGIC) (ETM)                                                                Aaa/AAA          445,000         483,274
Val Verde  Unified  School  District  COP Series B, 5.00% due  1/1/2013
(Insured: FGIC)                                                            Aaa/AAA          360,000         385,596
Val Verde  Unified  School  District  COP Series B, 5.00% due  1/1/2014
(Insured: FGIC)                                                            Aaa/AAA          430,000         463,944
Ventura  County   Community   College  Series  A,  5.00%  due  8/1/2012
(Insured: MBIA)                                                            Aaa/AAA          500,000         535,660
Victorville  Redevelopment  Agency  Tax  Allocation  Bear  Valley  Road
Special Escrow Fund A, 5.00% due 12/1/2014 (Insured: FSA)                  Aaa/AAA          380,000         395,956
Walnut Valley Unified School District, 8.75% due 8/1/2010 (ETM)            Aaa/AAA        1,000,000       1,171,590
Walnut  Valley  Unified  School  District  Series A, 6.80% due 2/1/2007
(Insured: MBIA)                                                            Aaa/AAA          250,000         250,693
Walnut  Valley  Unified  School  District  Series A, 6.90% due 2/1/2008
(Insured: MBIA)                                                            Aaa/AAA          250,000         258,803
Walnut  Valley  Unified  School  District  Series A, 7.00% due 8/1/2008
(Insured: MBIA)                                                            Aaa/AAA          100,000         105,248
Washington Township Health Care District Revenue, 5.00% due 7/1/2009        A2/NR           450,000         458,478
West Contra Costa Unified School  District Series A, 7.00% due 8/1/2008
(Insured: MBIA)                                                            Aaa/AAA          655,000         689,374
Whittier  Solid Waste Revenue  Refunding  Series A, 5.375% due 8/1/2014
(Insured: AMBAC)                                                           Aaa/AAA        1,000,000       1,001,420


TOTAL INVESTMENTS --97.91%(Cost $ 114,428,101)                                                      $   116,029,130


    OTHER ASSETS LESS LIABILITIES -- 2.09%                                                                2,473,032


    NET ASSETS -- 100.00%                                                                           $   118,502,162

  Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
HFA        Health Facilities Authority
MBIA       Insured by Municipal Bond Investors Assurance
RADIAN     Insured by Radian Asset Assurance




Thornburg Intermediate Municipal Fund                                                             December 31, 2006

CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673
NASDAQ SYMBOLS: CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX

                                                                         Credit Rating+   Principal
Issuer-Description                                                         Moody's/S&P      Amount            Value


Alabama -- 0.49%
  Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)                Aaa/AAA    $    800,000  $      832,464
  Lauderdale  County &  Florence  Health  Group  Series  A,  5.75%  due
  7/1/2013 (Insured: MBIA)                                                  Aaa/AAA       1,600,000       1,684,528
Alaska -- 0.62%
  Alaska  Municipal  Bond Bank Series A, 5.00% due 10/1/2017  (Insured:
  FGIC)                                                                     Aaa/AAA       2,470,000       2,651,940
  Anchorage School Refunding, 6.00% due 10/1/2012 (Insured: FGIC)           Aaa/AAA         500,000         543,730
Arizona -- 1.86%
  Mohave County  Industrial  Development  Authority Series A, 5.00% due
  4/1/2013 (Mohave Prison Project; Insured: XLCA)                           NR/AAA        4,200,000       4,471,992
  Phoenix Street & Highway User Revenue, 6.50% due 7/1/2009 (ETM)           Aa3/AAA       1,000,000       1,038,840
  Pima  County  Industrial  Development  Authority  Series C, 6.70% due
  7/1/2021 (Arizona Charter Schools Project)                                Baa3/NR       2,695,000       2,865,513
  Tucson GO Series D, 9.75% due 7/1/2012 (ETM)                               NR/AA          400,000         517,972
  Tucson GO Series D, 9.75% due 7/1/2013 (ETM)                               NR/AA          500,000         670,460
Arkansas -- 0.48%
  Jefferson County Hospital Revenue Refunding & Improvement,  5.75% due
  6/1/2012 (Regional Medical Center Project)                                 NR/A         1,135,000       1,215,017
  Jefferson County Hospital Revenue Refunding & Improvement,  5.75% due
  6/1/2013 (Regional Medical Center Project)                                 NR/A         1,200,000       1,282,596
California -- 3.23%
  California   Department  of  Water  Resources  Series  A,  5.75%  due
  5/1/2017 pre-refunded 5/1/2012                                            Aaa/A-        3,000,000       3,343,110
  California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                 Aa2/AA-         675,000         691,970
  California Statewide Community  Development  Authority COP, 5.50% due
  10/1/2007 (Unihealth America Project) (ETM)                               Aaa/AAA       4,500,000       4,566,600
  East Palo  Alto  Public  Financing  Series  A,  5.00%  due  10/1/2017
  (University Circle Gateway 101 Project; Insured: Radian)                  Aa3/AA          770,000         824,431
  El Camino  Hospital  District  Revenue  Series A, 6.25% due 8/15/2017
  (ETM)                                                                     Aaa/AAA       1,000,000       1,146,370
  Escondido  Joint Powers  Financing  Authority  Lease Revenue,  0% due
  9/1/2007 (Center for the Arts Project; Insured: AMBAC)                    Aaa/AAA       1,740,000       1,694,621
  Golden West Schools Financing  Authority,  0% due 8/1/2018  (Insured:
  MBIA)                                                                     Aaa/AAA       2,140,000       1,193,221
  Redwood  City  California  Redevelopment  Project  Area  2a,  0%  due
  7/15/2023 (Insured: AMBAC)                                                Aaa/AAA       2,060,000       1,005,898
  San Diego County Water Authority  Revenue & Refunding  Series 1993-A,
  5.632% due 4/25/2007 (Insured: FGIC)                                      Aaa/AAA         500,000         506,520
  San Jose  California  Unified School District COP, 5.00% due 6/1/2021
  (Insured: FGIC)                                                           Aaa/AAA       1,580,000       1,705,610
Colorado -- 5.49%
  Adams County Communication Center COP Series A, 5.75% due 12/1/2016       Baa1/NR       1,265,000       1,327,719
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  2/1/2014 (Insured: FHA 242; MBIA)                                         NR/AAA        1,455,000       1,561,448
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  8/1/2014 (Insured: FHA 242; MBIA)                                         NR/AAA        1,000,000       1,076,930
  Arvada  Industrial  Development  Revenue,  5.60% due 12/1/2012 (Wanco
  Inc. Project; LOC: US Bank, N.A.)                                          NR/NR          450,000         453,789
  Central  Platte  Valley  Metropolitan  District,  5.15% due 12/1/2013
  pre-refunded 12/1/2009                                                    NR/AAA        1,000,000       1,051,900
  Central  Platte  Valley  Metropolitan  District  Refunding  Series A,
  5.00% due 12/1/2031 put 12/1/2009 (LOC: US Bank)                           NR/AA        4,000,000       4,098,080
  Colorado  Educational  &  Cultural  Facilities  Refunding,  5.25% due
  8/15/2019 (Peak to Peak Charter School Project; Insured: XLCA)            Aaa/AAA       1,475,000       1,594,504
  Colorado  Educational  &  Cultural  Facilities  Refunding,  6.00% due
  4/1/2021 (Cherry Creek Charter School Project)                            Baa2/NR         500,000         519,685
  Colorado  Student  Obligation  Bond Student Loan Senior  Subordinated
  Series B, 6.20% due 12/1/2008                                              A2/A         1,570,000       1,572,449
  Denver  City & County COP  Series B Roslyn  Fire  Station,  5.00% due
  12/1/2011                                                                 Aa2/AA        2,465,000       2,597,716
  Denver  Convention Center Hotel Authority  Refunding  Series,  5.125%
  due 12/1/2017 (Insured: XLCA)                                             Aaa/AAA       4,215,000       4,616,015
  El Paso County GO School District 11, 7.10% due 12/1/2013  (State Aid
  Withholding)                                                              Aa3/AA-         500,000         601,980
  Murphy  Creek Metro  District 3 Refunding  &  Improvement,  6.00% due
  12/1/2026                                                                  NR/NR        2,000,000       2,089,740
  Northwest Parkway Public Highway  Authority Senior  Convertible C, 0%
  due 6/15/2014 (Insured: FSA)                                              Aaa/AAA       1,005,000         876,159
  Plaza  Metropolitan  District 1 Colorado Public  Improvement  Fee/Tax
  Increment, 7.70% due 12/1/2017                                             NR/NR        2,500,000       2,772,275
  Southlands Metropolitan District  1 GO, 7.00% due 12/1/2024                NR/NR        1,370,000       1,516,206
  Thornton County SFMR Series 1992-A, 8.05% due 8/1/2009                     A3/NR            5,000           5,015
Delaware -- 0.31%
  Delaware State Health  Facilities  Authority  Revenue Series A, 5.25%
  due 5/1/2016 (Nanticoke Memorial Hospital Project; Insured: Radian)        NR/AA        1,500,000       1,583,565
District Of Columbia -- 1.93%
  District of Columbia COP, 5.25% due 1/1/2014 (Insured: FGIC)              Aaa/AAA       2,000,000       2,167,940
  District of Columbia COP, 5.00% due 1/1/2020 (Insured: FGIC)              Aaa/AAA       2,500,000       2,668,000
  District of Columbia COP, 5.00% due 1/1/2023 (Insured: FGIC)              Aaa/AAA       1,000,000       1,062,550
  District of Columbia Hospital Revenue, 5.375% due 8/15/2015 (ETM)         Aaa/AAA         600,000         618,030
  District  of  Columbia   Refunding   Series  B,  6.00%  due  6/1/2015
  (Insured: MBIA)                                                           Aaa/AAA       3,000,000       3,455,910
Florida -- 11.11%
  Broward County HFA Multi Family Housing Revenue,  5.40% due 10/1/2011
  (Pembroke  Park  Apts  Project;  Guaranty:  Florida  Housing  Finance
  Corp.) (AMT)                                                               NR/NR          590,000         602,148
  Broward  County  Resource  Recovery  Revenue  Refunding,   5.00%  due
  12/1/2007 (Wheelabrator South Project)                                     A3/AA        1,775,000       1,795,200
  Broward  County  Resource  Recovery  Revenue  Refunding,  5.375%  due
  12/1/2009 (Wheelabrator South Project)                                     A3/AA        1,240,000       1,286,661
  Broward County Resource  Recovery  Revenue  Refunding Series A, 5.50%
  due 12/1/2008 (Wheelabrator South Project)                                 A3/AA          500,000         515,690
  Broward  County  School Board Series A, 5.00% due 7/1/2020  (Insured:
  FSA)                                                                      Aaa/AAA       1,000,000       1,073,520
  Capital  Trust Agency Multi Family  Housing  Revenue  Series A, 5.15%
  due  11/1/2030  put  11/1/2010  (Shadow Run Project;  Collateralized:
  FNMA)                                                                     Aaa/NR        1,000,000       1,031,050
  Collier  County HFA Multi Family Revenue A-1, 4.90% due 2/15/2032 put
  2/15/2012 (Goodlette Arms Project; Collateralized: FNMA)                  Aaa/NR        1,000,000       1,039,190
  Cooper City  Utility  Systems  Refunding  Series A, 0% due  10/1/2013
  (Insured: AMBAC)                                                          Aaa/AAA       3,000,000       1,862,490
  Crossings at Fleming Island  Community  Development  Refunding Series
  A, 5.60% due 5/1/2012 (Insured: MBIA)                                     Aaa/AAA         310,000         331,238
  Deltona Utility Systems Revenue, 5.25% due 10/1/2015 (Insured: MBIA)      Aaa/AAA       2,185,000       2,372,757
  Enterprise  Community  Development  District  Assessment Bonds, 6.00%
  due 5/1/2010 (Insured: MBIA)                                              Aaa/AAA       1,135,000       1,137,077
  Escambia County HFA Revenue,  5.95% due 7/1/2020 (Florida Health Care
  Facility Loan Project; Insured: AMBAC)                                    Aaa/NR          560,000         581,050
  Escambia  County HFA Revenue Series C, 5.125% due 10/1/2014  (Baptist
  Hospital/Baptist Manor)                                                  Baa1/BBB+      1,000,000       1,023,790
  Flagler  County  School  Board  COP  Series  A,  5.00%  due  8/1/2020
  (Insured: FSA)                                                            Aaa/AAA       2,560,000       2,725,299
  Florida Board of Education Capital Outlay, 9.125% due 6/1/2014            Aa1/AAA         905,000       1,093,720
  Florida  Board  of  Education  GO  Capital  Outlay  Refunding  Public
  Education Series D, 5.75% due 6/1/2018                                    Aa1/AAA       1,460,000       1,563,339
  Florida  Housing Finance  Agency,  3.90% due 12/1/2007  (Multi Family
  Guaranteed Mortgage; LOC: Wachovia Bank)                                  NR/AA-        1,000,000       1,000,080
  Florida Housing Finance Corp.  Revenue  Homeowner  Mortgage Series 1,
  4.80% due 1/1/2016                                                        Aa1/AA          315,000         324,422
  Florida  Housing  Finance  Corp.  Revenue  Housing  D  1,  5.10%  due
  10/1/2011 (Augustine Club Apartments Project; Insured: MBIA)              Aaa/NR          200,000         203,300
  Florida  Housing  Finance  Corp.  Revenue  Housing  D  1,  5.40%  due
  4/1/2014 (Augustine Club Apartments Project; Insured: MBIA)               Aaa/NR          415,000         428,014
  Florida State Board of Education Series C, 6.00% due 5/1/2007 (ETM)        NR/NR          300,000         301,659
  Florida  State  Board of  Education  Series  D,  6.20%  due  5/1/2007
  (Insured: MBIA) (ETM)                                                     Aaa/AAA         220,000         221,349
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2018 (South Florida Evaluation Treatment Project)                    NR/AA+        2,090,000       2,233,416
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2019 (South Florida Evaluation Treatment Project)                    NR/AA+        2,255,000       2,402,905
  Florida State Department of Environmental  Protection  Revenue Series
  A, 5.00% due 7/1/2017 (Florida Forever Project; Insured: FGIC)            Aaa/AAA       1,000,000       1,073,430
  Grand  Haven   Community   Development   District   Florida   Special
  Assessment Series A, 6.90% due 5/1/2019                                    NR/NR          275,000         275,432
  Gulf Breeze  Revenue,  4.70% due 12/1/2015  put  12/1/2010  (Insured:
  FGIC)                                                                     Aaa/AAA         375,000         383,974
  Highlands  County Health  Facilities  Authority  Refunding  Series A,
  5.00% due 11/15/2019 (Adventist Health Hospital Project)                   A2/A+        1,100,000       1,160,434
  Highlands  County Health  Facilities  Authority  Refunding  Series A,
  5.00%  due  11/15/2019  put  11/15/15   (Adventist   Health  Hospital
  Project)                                                                   A2/A+        1,000,000       1,054,940
  Hillsborough   County   Assessment   Capacity,   5.00%  due  3/1/2017
  (Insured: FGIC)                                                           Aaa/AAA       1,000,000       1,075,060
  Hillsborough  County Aviation  Authority Revenue Tampa  International
  Airport Series A, 5.25% due 10/1/2009 (Insured: MBIA)                     Aaa/AAA       1,000,000       1,038,330
  Hillsborough County Industrial  Development  Authority PCR, 5.10% due
  10/1/2013 (Tampa Electric Co. Project)                                   Baa2/BBB-      1,000,000       1,040,810
  Jacksonville HFA Hospital Revenue,  5.75% due 8/15/2014  pre-refunded
  8/15/2011                                                                 Aa2/NR        1,000,000       1,060,690
  Jacksonville   Water  &  Sewer  District  COP,  5.00%  due  10/1/2020
  pre-refunded 10/1/2008                                                    Aaa/AAA       1,000,000       1,021,040
  Manatee  County  Florida  Revenue  Refunding,   5.00%  due  10/1/2016
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,077,460
  Miami  Dade  County  Special  Housing  Revenue  Refunding,  5.80% due
  10/1/2012 (HUD Section 8)                                                 Baa3/NR         795,000         823,596
  Miami Refunding, 5.375% due 9/1/2015 (Insured: MBIA)                      Aaa/AAA       1,000,000       1,082,440
  North  Miami  HFA  Revenue,  6.00%  due  8/15/2024  (Catholic  Health
  Services Obligation Group Project; LOC: Suntrust Bank)                    Aa3/NR          300,000         307,938
  Northern  Palm  Beach  County  Water   Control  &  Improvement   Unit
  Development 5A, 6.00% due 8/1/2010                                         NR/NR          440,000         452,522
  Orange County HFA Revenue Refunding,  5.125% due 6/1/2014  (Mayflower
  Retirement Project; Insured: Radian)                                       NR/AA        1,000,000       1,035,300
  Orange   County  HFA  Revenue   Refunding,   6.375%  due   11/15/2020
  pre-refunded 11/15/10 (Adventist Health Systems Project)                   A2/NR        1,000,000       1,101,950
  Orange  County HFA  Revenue  Unrefunded  Balance  Series A, 6.25% due
  10/1/2013 (Orlando Regional Hospital Project; Insured: MBIA)              Aaa/AAA         440,000         500,997
  Orange  County HFA  Revenue  Unrefunded  Balance  Series A, 6.25% due
  10/1/2016 (Insured: MBIA)                                                 Aaa/AAA         280,000         327,673
  Orange   County  School  Board  COP  Series  A,  6.00%  due  8/1/2008
  (Insured: MBIA)                                                           Aaa/NR        1,580,000       1,637,006
  Orange   County  School  Board  COP  Series  A,  5.50%  due  8/1/2017
  pre-refunded 8/01/2012 (Insured: MBIA)                                    Aaa/AAA         735,000         802,767
  Orlando  & Orange  County  Expressway  Revenue,  8.25%  due  7/1/2014
  (Insured: FGIC)                                                           Aaa/AAA         500,000         645,250
  Port  Everglades  Authority  Revenue  Refunding  Series A,  5.00% due
  9/1/2016 (Insured: FSA)                                                   Aaa/AAA       5,635,000       5,651,342
  St. John's County  Industrial  Development  Authority Series A, 5.50%
  due 8/1/2014 (Presbyterian Retirement Project)                             NR/NR        1,000,000       1,062,850
  Tampa  Revenue,   5.50%  due  11/15/2013   (Catholic  Health  Systems
  Project; Insured: MBIA)                                                   Aaa/AAA       1,050,000       1,151,966
  Turtle Run Community  Development  District Water Management  Special
  Assessment, 5.00% due 5/1/2011 (Insured: MBIA)                            Aaa/AAA       1,000,000       1,027,210
  University of Central Florida COP Convocation  Corp.  Series A, 5.00%
  due 10/1/2019 (Insured: FGIC)                                             Aaa/AAA       1,135,000       1,216,345
  USF  Financing  Corp.  COP Master Lease  Program  Series A, 5.00% due
  7/1/2018 (Insured: AMBAC)                                                 Aaa/AAA       1,000,000       1,067,040
Georgia -- 0.05%
  Georgia  Municipal   Electric   Authority  Power  Revenue  Unrefunded
  Balance 2005 Series Y, 10.00% due 1/1/2010                                 A1/A+          230,000         270,071
Hawaii -- 1.04%
  Hawaii Department of Budget & Finance,  6.40% due 7/1/2013 (Kapiolani
  Health Care; Insured: MBIA)                                               Aaa/AAA       2,000,000       2,202,200
  Hawaii  Department  of  Budget &  Finance  Co.  Series  B,  5.75% due
  12/1/2018 (Hawaiian Electric Company; Insured: AMBAC)                     Aaa/AAA       3,000,000       3,177,720
Idaho -- 0.39%
  Boise City IDRB  Corp.,  5.00% due  5/15/2020  (Western  Trailer  Co.
  Project; LOC: Wells Fargo)                                                Aaa/NR        2,000,000       2,019,300
Illinois -- 8.24%
  Champaign  County  Community  School  District  GO  Series  C, 0% due
  1/1/2011 pre-refunded 1/1/2010                                            Aaa/AAA         800,000         677,352
  Chicago Housing Authority, 5.00% due 7/1/2008 (ETM)                       Aa3/NR        3,020,000       3,083,209
  Chicago Midway Airport Revenue  Refunding Second Lien Series A, 5.00%
  due 1/1/2019 (Insured: AMBAC)                                             Aaa/AAA       1,210,000       1,267,693
  Chicago  Tax  Increment  Allocation,   5.30%  due  1/1/2014  (Lincoln
  Belmont Project; Insured: ACA)                                             NR/A         2,285,000       2,355,606
  Chicago Wastewater  Transmission Revenue Refunding Second Lien, 5.50%
  due 1/1/2013 (Insured: MBIA)                                              Aaa/AAA         650,000         709,202
  Cook County Capital  Improvement  GO, 5.50% due 11/15/2008  (Insured:
  FGIC)                                                                     Aaa/AAA         500,000         505,715
  Cook County School District GO Series D, 0% due 12/1/2022                  NR/NR        2,000,000         953,040
  Du Page County School District GO, 0% due 2/1/2010 (Insured: FGIC)        Aaa/NR          655,000         582,924
  Freeport Illinois GO, 5.375% due 1/1/2018 (Insured: MBIA)                 Aaa/AAA       1,500,000       1,619,115
  Illinois Development Finance Authority Revenue,  6.00% due 11/15/2012
  (Adventist Health Group; Insured: MBIA)                                   Aaa/AAA       2,860,000       3,102,013
  Illinois  Development  Finance Authority Revenue Refunding  Community
  Rehab Providers A, 5.90% due 7/1/2009                                     NR/BBB          820,000         834,719
  Illinois Educational  Facilities  Authority,  4.75% due 11/1/2036 put
  11/1/2016 (Field Museum Project)                                           A2/A         1,160,000       1,196,760
  Illinois  Educational   Facilities  Authority  Series  B,  5.50%  due
  5/15/2018 (Midwestern State University; Insured: ACA)                      NR/A         1,500,000       1,535,865
  Illinois  HFA,  5.50%  due  10/1/2009   (Decatur   Memorial  Hospital
  Project)                                                                   A2/A         1,055,000       1,093,877
  Illinois  HFA,  6.00% due  7/1/2011  (Loyola  Univ.  Health  Systems;
  Insured: MBIA)                                                            Aaa/AAA       1,370,000       1,496,698
  Illinois  HFA,  6.00% due  7/1/2012  (Loyola  Univ.  Health  Systems;
  Insured: MBIA) (ETM)                                                      Aaa/AAA         230,000         256,133
  Illinois  HFA,  6.00% due  7/1/2012  (Loyola  Univ.  Health  Systems;
  Insured: MBIA)                                                            Aaa/AAA       1,080,000       1,193,648
  Illinois  HFA,  6.25% due  11/15/2019  pre-refunded  11/15/2009  (OSF
  Healthcare Project)                                                        A2/A         1,250,000       1,350,825
  Illinois  HFA,  5.70% due  2/20/2021  (Midwest  Care Center  Project;
  Collateralized: GNMA)                                                     Aaa/NR          990,000       1,060,250
  Illinois  HFA Series A, 5.75% due  8/15/2013  pre-refunded  8/15/2009
  (Children's Memorial Hospital Project; Insured: AMBAC)                    Aaa/AAA       1,900,000       2,019,738
  Illinois University  Revenues,  5.25% due 1/15/2018 (UIC South Campus
  Development Project; Insured: FGIC)                                       Aaa/AAA       1,205,000       1,306,654
  Marion Refunding, 5.00% due 9/15/2012 (Insured: FGIC)                     Aaa/AAA         755,000         804,739
  Melrose Park Tax Increment  Series B, 6.50% due 12/15/2015  (Insured:
  FSA)                                                                      Aaa/AAA       1,015,000       1,116,835
  Sangamon  County School  District Series A, 5.875% due 8/15/2018 (Hay
  Edwards Project; Insured: ACA)                                             NR/A         2,400,000       2,588,280
  Sherman  Revenue  Refunding  Mortgage,  6.10%  due  10/1/2014  (Villa
  Vianney Health Care Project; Collateralized: GNMA)                        NR/AAA        1,170,000       1,242,060
  Sherman  Revenue  Refunding  Mortgage,  6.20%  due  10/1/2019  (Villa
  Vianney Health Care Project; Collateralized: GNMA)                        NR/AAA        1,600,000       1,700,848
  Southern  Illinois  University  Revenues,  0% due 4/1/2014  (Insured:
  MBIA)                                                                     Aaa/AAA       1,425,000       1,073,666
  University of Illinois Revenue, 0% due 4/1/2014 (Insured: MBIA)           Aaa/AAA       1,590,000       1,199,703
  West Chicago IDRB, 6.90% due 9/1/2024 (Leggett & Platt Inc. Project)       NR/A+        1,000,000       1,002,370
  Will & Kendall  Counties  Community  Series B,  5.125%  due  1/1/2014
  (Insured: FSA)                                                            Aaa/AAA       1,000,000       1,050,320
  Will  County  Community  School  District  365-U,  0%  due  11/1/2011
  (Insured: FSA)                                                            Aaa/AAA       3,000,000       2,496,870
Indiana -- 6.88%
  Allen County  Economic  Development,  5.80% due  12/30/2012  (Indiana
  Institute of Technology Project)                                           NR/NR          895,000         927,524
  Allen County  Economic  Development,  5.75% due  12/30/2015  (Indiana
  Institute of Technology Project)                                           NR/NR        1,355,000       1,451,395
  Allen County Jail  Building  Corp.  GO, 5.00% due 4/1/2018  (Insured:
  XLCA)                                                                     Aaa/AAA       2,495,000       2,675,887
  Allen  County   Redevelopment   District  Tax  Series  A,  5.00%  due
  11/15/2018                                                                 A3/NR        1,560,000       1,649,638
  Allen County War  Memorial  Series A, 5.25% due  11/1/2013  (Insured:
  AMBAC)                                                                    Aaa/NR        1,000,000       1,070,590
  Boone County Hospital Association,  5.625% due 1/15/2015 pre-refunded
  7/15/2011 (Insured: FGIC)                                                 Aaa/AAA       1,000,000       1,079,390
  Carmel  Redevelopment  Authority  Lease, 0% due 2/1/2016  (Performing
  Arts Center)                                                              Aa2/AA        1,730,000       1,188,666
  Carmel  Redevelopment  Authority  Lease, 0% due 2/1/2021  (Performing
  Arts Center)                                                              Aa2/AA        2,000,000       1,068,420
  Dyer  Redevelopment  Authority,   6.40%  due  7/15/2015  pre-refunded
  7/15/2009                                                                  NR/A-        1,515,000       1,630,837
  Dyer  Redevelopment  Authority,   6.50%  due  7/15/2016  pre-refunded
  7/15/2009                                                                  NR/A-        1,910,000       2,060,451
  East Chicago  Elementary  School  Building First  Mortgage  Series A,
  6.25% due 7/5/2008 (State Aid Withholding)                                 NR/A           270,000         275,176
  Fishers Redevelopment Authority, 5.25% due 2/1/2018 (Insured: XLCA)       Aaa/AAA       1,500,000       1,643,925
  Fishers Redevelopment Authority, 5.25% due 2/1/2020 (Insured: XLCA)       Aaa/AAA       1,025,000       1,121,791
  Gary  Indiana  Building  Corp. - Lake County  First  Mortgage  Series
  1994-B, 8.25% due 7/1/2010 (Sears Building Project)                        NR/NR          640,000         651,603
  Goshen Chandler School Building, 0% due 1/15/2011 (Insured: MBIA)         Aaa/AAA       1,020,000         874,905
  Goshen  Multi-School  Building Corp.,  5.20% due 7/15/2007  (Insured:
  MBIA) (ETM)                                                               Aaa/AAA         485,000         487,042
  Huntington Economic Development  Revenue,  6.40% due 5/1/2015 (United
  Methodist Memorial Project)                                                NR/NR        1,000,000       1,036,260
  Indiana Health Facility Hospital Revenue, 5.75% due 9/1/2015 (ETM)        NR/AA-          575,000         581,066
  Indiana  Health  Facility  Hospital  Revenue,   5.40%  due  2/15/2016
  pre-refunded  8/15/2010  (Clarian  Health  Obligation  Group Project;
  Insured: MBIA)                                                            Aaa/AAA       1,000,000       1,068,890
  Indiana State Educational  Facilities  Authority  Revenue,  5.65% due
  10/1/2015 (University of Indianapolis Project)                             NR/A-        1,065,000       1,122,467
  Indiana State Educational  Facilities  Authority  Revenue,  5.70% due
  10/1/2016 (University of Indianapolis Project)                             NR/A-        1,025,000       1,080,534
  Indianapolis  Local  Public  Improvement  Bond Bank,  0% due 7/1/2009
  (ETM)                                                                     Aa2/AA-         740,000         674,887
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2017  (146th
  Street Extension Project)                                                  NR/A+        1,000,000       1,058,530
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2020  (146th
  Street Extension Project)                                                  NR/A+        1,000,000       1,051,280
  Portage  Township Multi School  Building  Corp.,  5.50% due 7/15/2015
  (Insured: FGIC)                                                           Aaa/AAA         500,000         543,820
  Rockport  PCR  Series A, 4.90% due  6/1/2025  put  6/1/2007  (Indiana
  Michigan Power Co. Project)                                              Baa2/BBB       3,190,000       3,208,757
  Vanderburgh County  Redevelopment  District Tax Increment,  5.00% due
  2/1/2020                                                                   NR/A-        1,000,000       1,042,510
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2012
  pre-refunded 1/15/2012                                                     NR/AA        1,200,000       1,309,680
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2017
  (Insured: FGIC)                                                           Aaa/AAA       1,685,000       1,844,216
Iowa -- 1.56%
  Coralville COP Series D, 5.25% due 6/1/2022                                A2/NR        1,250,000       1,328,213
  Iowa Finance  Authority  Health Care  Facilities,  6.00% due 7/1/2013
  (Genesis Medical Center Project)                                           A1/NR        1,000,000       1,059,780
  Iowa Finance Authority Hospital Facility Revenue,  6.00% due 7/1/2012
  (Trinity Regional Hospital Project; Insured: FSA)                         Aaa/AAA       1,000,000       1,074,090
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.75%  due
  2/15/2016 pre-refunded 2/15/2010 (Iowa Health Services Project)           Aa3/NR        1,000,000       1,097,390
  Iowa Finance Authority Revenue,  6.00% due 12/1/2018 (Catholic Health
  Initiatives Project)                                                      Aa2/AA        2,000,000       2,152,120
  Iowa Finance  Authority  Revenue  Refunding  Trinity Health Series B,
  5.75% due 12/1/2015                                                       Aa2/AA-       1,250,000       1,339,337
Kansas -- 1.10%
  Wichita Hospital Revenue Refunding  Improvement  Series XI, 6.75% due
  11/15/2019 (Christi Health System Project)                                 NR/A+        4,200,000       4,532,766
  Wyandotte  County Kansas School  District 204 Refunding & Improvement
  Series A, 5.00% due 9/1/2014 (Insured: FGIC)                              Aaa/NR        1,030,000       1,114,172
Kentucky -- 0.99%
  Kentucky Economic  Development Finance Authority  Prerefunded,  5.85%
  due 10/1/2015 (Norton Healthcare Project; Insured: MBIA)                  Aaa/AAA       1,335,000       1,513,810
  Kentucky Economic  Development Finance Authority  Unrefunded Balance,
  5.85% due 10/1/2015 (Norton Healthcare Project; Insured: MBIA)            Aaa/AAA       2,665,000       2,983,787
  Wilmore Housing Facilities  Revenue,  5.55% due 7/1/2013 (LOC: Allied
  Irish Bank plc)                                                            NR/NR          595,000         615,302
Louisiana -- 1.73%
  Jefferson  Sales Tax District  Revenue  Series B, 5.50% due 12/1/2008
  (Insured: AMBAC)                                                          Aaa/AAA       1,595,000       1,648,943
  Louisiana  Local  Govt.  Environment  Series A,  4.10%  due  9/1/2007
  (Bellemont Apartment Housing Project)                                     Baa1/NR         175,000         175,383
  Morehouse  Parish  Pollution  Revenue  Refunding  Series A, 5.25% due
  11/15/2013 (International Paper Co. Project)                             Baa3/BBB       3,000,000       3,180,810
  New Orleans  Sewer  Service  Revenue,  5.50% due  6/1/2017  (Insured:
  FGIC)                                                                     Aaa/AAA       1,000,000       1,054,980
  Orleans Levee District  Trust Receipts  Series A, 5.95% due 11/1/2007
  (Insured: FSA)                                                            Aaa/AAA         360,000         366,548
  St.  Tammany  Parish  Sales Tax  District 03 Sales & Use Tax Revenue,
  5.00% due 6/1/2019 (Insured: CIFG)                                        NR/AAA        1,300,000       1,406,509
  St.  Tammany  Parish  Sales Tax  District 03 Sales & Use Tax Revenue,
  5.00% due 6/1/2020 (Insured: CIFG)                                        NR/AAA        1,000,000       1,078,990
Massachusetts -- 0.29%
  Massachusetts  HFA Housing  Development  Series A, 5.05% due 6/1/2010
  (Insured: MBIA) (AMT)                                                     Aaa/AAA         515,000         526,279
  Massachusetts  HFA Unrefunded  Balance Series A, 6.125% due 12/1/2011
  (Insured: MBIA) (AMT)                                                     Aaa/AAA         950,000         967,071
Michigan -- 1.28%
  Kalamazoo  Hospital Finance  Authority  Revenue Series 1994-A,  6.25%
  due 6/1/2014 (Borgess Medical Center Project) (ETM)                       Aaa/AAA         650,000         754,410
  Kent  Hospital  Finance  Authority  Michigan   Hospital,   7.25%  due
  1/15/2013 (Spectrum Health Project: Insured: MBIA)                        Aaa/AAA       1,000,000       1,107,240
  Michigan Public Educational  Facilities Authority Revenue,  5.50% due
  9/1/2022 (Black River School Project)                                      NR/NR        1,110,000       1,128,226
  Michigan  State  Building  Authority  Revenue  Refunding   Facilities
  Program Series I, 5.25% due 10/15/2017 (Insured: FSA)                     Aaa/AAA       2,450,000       2,651,684
  Southfield Economic  Development Corp.  Refunding Revenue,  7.25% due
  12/1/2010 (N.W. 12 Limited Partnership)                                    NR/NR          965,000         965,135
Minnesota -- 1.44%
  Minneapolis  St. Paul  Health,  6.00% due  12/1/2018  (Healthpartners
  Obligation Group Project)                                                Baa1/BBB       1,000,000       1,097,110
  Minneapolis  St. Paul Housing &  Redevelopment  Authority,  4.75% due
  11/15/2018 (Healthspan Project; Insured: AMBAC)                           Aaa/AAA       3,500,000       3,502,030
  Southern  Minnesota  Municipal  Power Agency Supply,  pre-refunded to
  various dates, Series A, 5.75% due 1/1/2018 (Insured: MBIA)               Aaa/AAA         700,000         732,326
  St. Paul  Minnesota  Housing &  Redevelopment  Authority  Health Care
  Facility  Revenue,  5.25% due 5/15/2020  (Health Partners  Obligation
  Group Project)                                                           Baa1/BBB       1,965,000       2,084,610
Mississippi -- 0.69%
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply Series A, 5.00% due 3/1/2018 (Insured: XLCA)          Aaa/AAA         920,000         989,856
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply Series A, 5.00% due 3/1/2020 (Insured: XLCA)          Aaa/AAA       1,000,000       1,068,960
  Mississippi  Higher   Educational   Authority  Series  C,  7.50%  due
  9/1/2009                                                                   A2/NR        1,500,000       1,503,570
Missouri -- 0.92%
  Missouri  Development  Finance Board  Healthcare  Series A, 5.40% due
  11/1/2018 (Lutheran Home for the aged Project; LOC: Commerce Bank)        Aa3/NR        2,025,000       2,092,129
  Missouri  State Health & Educational  Facilities,  4.00% due 6/1/2022
  put 1/2/2007 (Insured: AMBAC) (daily demand notes)                       VMIG1/A-1        500,000         500,000
  Springfield  Public  Utilities  Revenue Series A, 5.00% due 12/1/2013
  (Insured: MBIA)                                                           Aaa/AAA       2,000,000       2,155,160
Nebraska -- 0.18%
  Madison  County  Hospital  Authority  1 Hospital  Revenue,  5.50% due
  7/1/2014 (Faith Regional Health Services Project; Insured: Radian)         NR/AA          845,000         901,978
Nevada -- 0.86%
  Las  Vegas  Special  Improvement   District  Refunding  Senior  Local
  Improvement Series A, 5.375% due 6/1/2013 (Insured: FSA)                  Aaa/AAA       1,145,000       1,190,273
  Reno Sparks Indian Colony, 5.00% due 6/1/2021 (LOC: U.S. Bank NA)          NR/NR        1,000,000       1,052,140
  Washoe County Reno Sparks Series B, 0% due 7/1/2011 (Insured: FSA)        Aaa/AAA       2,600,000       2,190,526
New Hampshire -- 1.27%
  Manchester  Housing  &  Redevelopment  Authority  Series  B,  0%  due
  1/1/2016 (Insured: Radian)                                                 NR/AA        4,990,000       3,391,004
  New Hampshire  Pollution  Refunding  Central Maine Power Co.,  5.375%
  due 5/1/2014                                                              A3/BBB+       3,000,000       3,164,820
New Jersey -- 0.30%
  New Jersey EDA Refunding Revenue,  7.50% due 12/1/2019  (Spectrum for
  Living Development Project; LOC: PNC Bank)                                 A3/NR          200,000         200,586
  New  Jersey EDA School  Facilities  Construction  Series O, 5.00% due
  3/1/2019                                                                  A1/AA-        1,280,000       1,363,635
New Mexico -- 1.23%
  Albuquerque  Airport Revenue Refunding,  5.00% due 7/1/2008 (Insured:
  AMBAC) (AMT)                                                              Aaa/AAA       1,000,000       1,018,570
  Farmington PCR, 4.00% due 9/1/2024 put 1/2/2007 (LOC:  Barclays Bank)
  (daily demand notes)                                                      P1/A-1+       1,140,000       1,140,000
  Farmington  PCR  Series A,  4.00% due  5/1/2024  put  1/2/2007  (LOC:
  Barclays Bank) (daily demand notes)                                       P1/A-1+         500,000         500,000
  Sandoval  County  Incentive  Payment  Revenue  Refunding,  5.00%  due
  6/1/2020                                                                   NR/A+        2,000,000       2,124,120
  Santa Fe County Charter School  Foundation,  6.50% due 1/15/2026 (ATC
  Foundation Project)                                                        NR/NR        1,515,000       1,541,846
New York -- 2.68%
  Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009        Aaa/AAA       1,000,000       1,078,830
  New York City  Industrial  Development  Agency  Series  A,  5.00% due
  6/1/2010 (Lycee Francais De New York Project; Insured: ACA)                NR/A         1,175,000       1,211,895
  New York City Municipal Water Finance Authority,  3.92% due 6/15/2024
  put 1/2/2007 (Insured: FGIC) (daily demand notes)                       VMIG1/A-1+      2,900,000       2,900,000
  New York City Municipal Water Finance  Authority  Series C, 3.88% due
  6/15/2022 put 1/2/2007 (Insured: FGIC) (daily demand notes)             VMIG1/A-1+        500,000         500,000
  New York City  Transitional  Finance Authority  Facilities  Refunding
  Series A-1, 5.00% due 11/1/2020                                           Aa1/AAA       3,000,000       3,228,300
  New York City  Transitional  Recovery  Series 3B, 3.95% due 11/1/2022
  put 1/2/2007 (LOC: Citigroup Global Markets) (daily demand notes)       VMIG1/A-1+      1,800,000       1,800,000
  New York City Trust Cultural  Resources,  5.75% due 7/1/2015  (Museum
  of American Folk Art Project; Insured: ACA)                                NR/A           875,000         932,829
  New York  Housing  Finance  Service  Series A,  6.375% due  9/15/2015
  pre-refunded 9/15/2007                                                    A1/AAA          220,000         224,197
  New York State Dorm Authority  Bishop Henry B Hucles  Nursing,  5.00%
  due 7/1/2017 (Insured: SONYMA)                                            Aa1/NR          850,000         917,014
  New  York  State  Dormitory   Authority  School  Districts  Financing
  Program Series E, 9.00% due 10/1/2007 (Insured: MBIA)                     Aaa/AAA       1,000,000       1,039,410
North Carolina -- 0.40%
  North  Carolina  Housing  Finance  Agency Single Family  Revenue Bond
  Series BB, 6.50% due 9/1/2026                                             Aa2/AA          970,000         985,685
  North  Carolina  Medical  Care,  5.00% due 9/1/2013  (Rowan  Regional
  Medical Center Project; Insured: FSA & FHA 242)                           Aaa/AAA       1,000,000       1,071,120
North Dakota -- 0.31%
  North Dakota State Housing  Finance  Agency Home  Mortgage  Series A,
  5.70% due 7/1/2030                                                        Aa1/NR          525,000         529,116
  Ward County  North  Dakota  Health Care  Facilities  Revenue  Trinity
  Obligated Group, 5.125% due 7/1/2021                                      NR/BBB+       1,000,000       1,046,330
Ohio -- 2.73%
  Butler  County   Transportation   Improvement,   6.00%  due  4/1/2010
  pre-refunded 4/1/2008 (Insured: FSA)                                      Aaa/AAA       1,000,000       1,048,900
  Central Ohio Solid Waste Authority Series B, 5.00% due 12/1/2008          Aa2/AA+       2,530,000       2,592,769
  Cleveland   Cuyahoga  County  Development  Bond  Fund  A,  6.25%  due
  5/15/2016 (LOC: FifthThird Bank)                                           NR/NR        1,330,000       1,420,866
  Cuyahoga  County  Hospital  Revenue  Refunding  Series  A,  4.75% due
  2/15/2008 (Metrohealth Systems Project; Insured: MBIA)                    Aaa/AAA       1,000,000       1,011,670
  Franklin  County  Health  Care  Revenue  Series  1995-A,   6.00%  due
  11/1/2010 (Heinzerling Foundation Project; LOC: Banc One)                 Aa2/NR          780,000         788,993
  Hamilton  Wastewater Systems Revenue  Refunding,  5.25% due 10/1/2017
  (Insured: FSA)                                                            Aaa/AAA       1,500,000       1,650,645
  Marysville  School  District COP,  5.25% due  12/1/2017  pre-refunded
  6/1/2015 (School Facilities Project; Insured: MBIA)                       Aaa/AAA       2,000,000       2,209,100
  North   Ridgeville    Economic    Development,    0%   due   2/1/2015
  (Collateralized: FHA)                                                     NR/AAA          380,000         195,765
  Ohio State Higher Educational  Facilities Revenue, 5.05% due 7/1/2037
  put 7/1/2016 (Kenyon College Project)                                      A2/A+        2,200,000       2,347,114
  Reynoldsburg  Health Care Facilities Revenue Bonds Series 1997, 5.70%
  due 10/20/2012 (Collateralized: GNMA)                                     Aaa/NR          760,000         786,425
Oklahoma -- 3.69%
  Alva  Hospital  Authority  Hospital  Revenue  Sales  Tax,  5.25%  due
  6/1/2025 (Insured: Radian)                                                Aa3/AA        1,505,000       1,602,885
  Comanche  County  Oklahoma  Hospital  Authority  Revenue,  5.25%  due
  7/1/2019 (Insured: Radian)                                                Aa3/AA        3,345,000       3,597,748
  Oklahoma  City  Municipal  Improvement  Authority,  0%  due  7/1/2008
  (Insured: AMBAC)                                                          Aaa/AAA       1,020,000         966,083
  Oklahoma  City  Municipal  Water & Sewer  Series  C, 0% due  7/1/2011
  (Insured: AMBAC)                                                          Aaa/AAA       1,125,000         949,916
  Oklahoma  City  Municipal  Water & Sewer  Series  C, 0% due  7/1/2013
  (Insured: AMBAC)                                                          Aaa/AAA       1,485,000       1,158,731
  Oklahoma  Development  Finance Authority Hospital  Association Pooled
  Hospital A, 5.40% due 6/1/2013 (Insured: AMBAC)                           Aaa/AAA         825,000         879,029
  Oklahoma Industrial Authority Revenue Refunding,  6.00% due 8/15/2010
  (Integris Baptist Project; Insured: AMBAC)                                Aaa/AAA         750,000         806,123
  Tulsa County Independent School District Combined Purpose,  4.50% due
  8/1/2007                                                                  Aa3/AA-       2,800,000       2,814,476
  Tulsa County Industrial  Authority St. Francis Health Systems,  5.00%
  due 12/15/2015                                                            Aa3/AA          750,000         801,983
  Tulsa Industrial  Authority  Hospital Revenue  Refunding,  5.375% due
  2/15/2017 (St. John Medical Center Project)                               Aa3/AA        4,000,000       4,044,400
  Tulsa  Industrial  Authority  Revenue  Refunding  University of Tulsa
  Series A, 6.00% due 10/1/2016 (Insured: MBIA)                             Aaa/AAA       1,250,000       1,418,937
Oregon -- 0.32%
  Forest  Grove  Campus  Improvement  & Refunding  Pacific  University,
  6.00% due 5/1/2015 pre-refunded 5/1/2010 (Insured: Radian)                 NR/AA          800,000         858,552
  Oregon State Housing & Community  Services  Department  Single Family
  Mortgage Program Series B, 5.35% due 7/1/2018 (AMT)                       Aa2/NR          780,000         784,009
Pennsylvania -- 1.96%
  Allegheny  County  Hospital  Development  Health  Series B, 6.50% due
  5/1/2012 (South Hills Health Systems Project)                             Baa1/NR       1,400,000       1,500,912
  Carbon County Industrial  Development Authority Refunding,  6.65% due
  5/1/2010 (Panther Creek Partners Project)                                 NR/BBB-       1,370,000       1,433,869
  Chartiers Valley Industrial & Community Development Authority,  5.75%
  due 12/1/2022 (Asbury Health Center Project)                               NR/NR          900,000         935,118
  Chester  County School  Authority,  5.00% due 4/1/2020  (Intermediate
  Unit Project; Insured: AMBAC)                                             NR/AAA        2,310,000       2,470,268
  Lancaster County Series B, 0% due 5/1/2014 (Insured: FGIC)                Aaa/NR          795,000         593,762
  Lancaster County Series B, 0% due 5/1/2015 (Insured: FGIC)                Aaa/NR          800,000         564,048
  Lehigh County  General  Purpose  Shepard Rehab.  Hospital,  6.00% due
  11/15/2007 (Insured: AMBAC)                                               Aaa/AAA         785,000         800,755
  Pennsylvania  Higher Education  University Series 14, 0% due 7/1/2020
  (Insured: AMBAC)                                                          Aaa/AAA       2,032,839         752,089
  Pennsylvania  State Higher  Educational  Facility  Allegheny Delaware
  Valley Obligation A, 5.60% due 11/15/2009 (Insured: MBIA)                 Aaa/AAA         500,000         523,735
  Pennsylvania  State Higher  Educational  Facility  Allegheny Delaware
  Valley Obligation A, 5.60% due 11/15/2010 (Insured: MBIA)                 Aaa/AAA         480,000         509,842
Rhode Island -- 0.69%
  Rhode Island Health & Education  Building Hospital  Financing,  5.25%
  due 7/1/2015 (Memorial Hospital Project; LOC: Fleet Bank)                  NR/AA        1,325,000       1,398,842
  Rhode  Island  Health  &  Education  Building  Refunding,  6.00%  due
  8/1/2014 (Credit Support: FHA)                                             NR/AA        1,000,000       1,053,290
  Rhode Island Health & Education  Building  Refunding Higher Education
  State University, 5.00% due 3/15/2014 (Insured: Radian)                    NR/AA        1,065,000       1,124,076
South Carolina -- 2.98%
  Berkeley  County  School  District   Installment   Lease,  5.00%  due
  12/1/2019                                                                  A3/A-        2,000,000       2,107,080
  Charleston   Educational   Excellence   Financing  Corp.,  5.25%  due
  12/1/2020 (Charleston County School District Project)                     A1/AA-        1,855,000       2,008,668
  Darlington County Industrial Development,  6.00% due 4/1/2026 (Sonoco
  Products Co. Project) (AMT)                                              Baa1/BBB+      3,255,000       3,312,907
  Lexington One School  Facilities  Corp.  School District 1, 5.00% due
  12/1/2019                                                                  A1/NR        1,000,000       1,067,770
  Lexington One School  Facilities  Corp.  School District 1, 5.25% due
  12/1/2021                                                                  A1/NR        1,700,000       1,819,867
  Scago  Educational  Facilities  Corp.  School  District 5 Spartanburg
  County, 5.00% due 4/1/2019 (Insured: FSA)                                 Aaa/AAA       2,740,000       2,933,855
  Scago  Educational  Facilities  Corp.  School  District 5 Spartanburg
  County, 5.00% due 4/1/2021 (Insured: FSA)                                 Aaa/AAA       1,000,000       1,064,830
  Scago Educational  Facilities Corp.  School Project  District,  5.00%
  due 12/1/2017  (Colleton School District  Project,  Insured:  Assured
  Guaranty)                                                                 Aa1/AAA       1,000,000       1,075,430
Tennessee -- 0.39%
  Knox County Health, 4.90% due 6/1/2031 put 6/1/2011 (Collateralized:
  FNMA)                                                                     NR/AAA        2,000,000       2,024,160
Texas -- 15.76%
  Bexar  County  Health  Facilities   Development  Corp.,   6.125%  due
  7/1/2022 (Army Retirement Residence Project)                              NR/BBB        1,250,000       1,404,975
  Bexar County  Housing  Finance  Corp.,  5.50% due 1/1/2016  (Insured:
  MBIA)                                                                     Aaa/NR          600,000         636,126
  Bexar County  Housing  Finance  Corp.,  5.70% due 1/1/2021  (Insured:
  MBIA)                                                                     Aaa/NR        1,035,000       1,096,914
  Bexar County Housing Finance Corp., 6.50% due 12/1/2021                   Baa1/NR       2,000,000       2,153,460
  Bexar County Housing Finance Corp.  Multi Family  Housing,  5.40% due
  8/1/2012 (Dymaxion & Marrach Park Apts. Project; Insured: MBIA)           Aaa/NR          885,000         913,647
  Bexar County Housing Finance Corp.  Multi Family  Housing,  5.95% due
  8/1/2020 (Dymaxion & Marrach Park Apts. Project; Insured: MBIA)           Aaa/NR        1,270,000       1,355,052
  Bexar  County  Housing  Finance  Corp.  Series A, 5.875% due 4/1/2014
  (Honey Creek Apartments Project; Insured: MBIA)                           Aaa/NR          975,000       1,029,473
  Bexar  County  Housing  Finance  Corp.  Series A, 6.125% due 4/1/2020
  (Honey Creek Apartments Project; Insured: MBIA)                           Aaa/NR          800,000         839,168
  Birdville  Independent  School District  Refunding,  0% due 2/15/2012
  (Guaranty: PSF)                                                           Aaa/AAA       2,800,000       2,302,692
  Carroll  Independent  School  District  Refunding,  0% due  2/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       1,130,000         942,454
  Cedar  Park  Texas  Refunding  &  Improvement,  5.00%  due  2/15/2016
  (Insured: MBIA)                                                           Aaa/AAA       1,000,000       1,067,700
  Central  Texas  Regional  Mobility  Authority  Revenue   Anticipation
  Notes, 5.00% due 1/1/2008                                                 Aa3/AA        1,100,000       1,115,070
  Coppell  Independent  School  District  Refunding,  0% due  8/15/2013
  (Guaranty: PSF)                                                           NR/AAA        5,000,000       3,584,350
  Donna  Independent  School  District  Refunding,  5.00% due 2/15/2015
  (Guaranty: PSF)                                                           Aaa/AAA         980,000       1,058,537
  Duncanville  Independent  School  District Series B, 0% due 2/15/2016
  pre-refunded 2/15/2012 (Insured: PSF)                                     Aaa/AAA       2,985,000       1,954,190
  Duncanville  Independent  School  District Series B, 0% due 2/15/2016
  (Insured: PSF)                                                            Aaa/AAA          15,000           9,557
  El Paso  Independent  School  District  Refunding,  0% due  8/15/2010
  (Guaranty: PSF)                                                           Aaa/AAA       3,750,000       3,179,325
  El Paso  Independent  School  District  Refunding,  0% due  8/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       2,500,000       2,004,225
  Ennis Texas Independent School District,  0% due 8/15/2012 (Guaranty:
  PSF)                                                                      Aaa/NR          835,000         649,413
  Ennis Texas Independent School District,  0% due 8/15/2013 (Guaranty:
  PSF)                                                                      Aaa/NR          845,000         616,774
  Ennis Texas Independent School District,  0% due 8/15/2014 (Guaranty:
  PSF)                                                                      Aaa/NR          855,000         585,111
  Ennis Texas Independent School District  Refunding,  0% due 8/15/2012
  pre-refunded 8/15/2010 (Guaranty: PSF)                                    Aaa/NR        1,625,000       1,286,967
  Ennis Texas Independent School District  Refunding,  0% due 8/15/2013
  pre-refunded 8/15/2010 (Guaranty: PSF)                                    Aaa/NR        1,645,000       1,222,679
  Ennis Texas Independent School District  Refunding,  0% due 8/15/2014
  pre-refunded 8/15/2010 (Guaranty: PSF)                                    Aaa/NR        1,670,000       1,163,773
  Fort Worth Water & Sewer Revenue, 5.25% due 2/15/2009                     Aa2/AA        1,000,000       1,032,430
  Gulf  Coast  Center  Revenue,   6.75%  due  9/1/2020  (Mental  Health
  Retardation Center Project)                                               NR/BBB        1,320,000       1,418,710
  Hays  Consolidated  Independent  School  District,  0% due  8/15/2013
  pre-refunded 8/15/2011 (Guaranty: PSF)                                    Aaa/AAA       6,245,000       4,711,603
  Irving  Water Works &  Sewer Revenue, 5.375% due 8/15/2014                Aa2/AA          350,000         369,107
  Irving   Water   Works  &  Sewer   Revenue,   5.375%  due   8/15/2014
  pre-refunded 8/15/2010                                                    Aa2/AA        1,150,000       1,215,182
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2018 (Insured: AMBAC)                                                Aaa/AAA       2,040,000       2,175,293
  Lewisville  Combination Contract Revenue Refunding Special Assessment
  District 2, 4.75% due 9/1/2012 (Insured: ACA)                              NR/A         2,055,000       2,113,814
  Mesquite  Independent  School  District  Refunding,  0% due 8/15/2012
  (Guaranty: PSF)                                                           NR/AAA        1,420,000       1,112,911
  Midlothian Texas Independent School District, 0% due 2/15/2012 (ETM)      Aaa/NR          500,000         411,610
  Midlothian  Texas  Independent  School  District,  0%  due  2/15/2012
  (Guaranty: PSF)                                                           Aaa/NR          500,000         411,195
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2012  (Insured:
  Radian)                                                                   Aa3/AA          735,000         789,192
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2013  (Insured:
  Radian)                                                                   Aa3/AA          500,000         536,290
  Pharr  San  Juan  Alamo  Independent  Building,  5.75%  due  2/1/2013
  (Guaranty: PSF)                                                           Aaa/AAA       1,000,000       1,057,160
  Port Arthur Refunding, 5.00% due 2/15/2019 (Insured: MBIA)                Aaa/AAA       1,000,000       1,059,430
  Richardson  Refunding &  Improvement,  5.00% due 2/15/2019  (Insured:
  MBIA)                                                                     Aaa/AAA       2,145,000       2,309,114
  Sabine River Authority Texas Pollution  Refunding Series A, 5.80% due
  7/1/2022 (TXU Energy Co. Project)                                        Baa2/BBB-      1,000,000       1,075,120
  Sam Rayburn Municipal Power Agency Refunding, 6.00% due 10/1/2016         Baa2/NR       3,000,000       3,183,570
  Sam Rayburn  Municipal  Power  Agency  Refunding  Series A, 6.00% due
  10/1/2021                                                                 Baa2/NR         675,000         716,303
  San Antonio Hotel  Occupancy  Revenue  Refunding  Series B, 5.00% due
  8/15/2034 put 8/1/2008 (Insured: AMBAC)                                   Aaa/AAA       1,350,000       1,377,310
  Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)         Aaa/AAA       1,775,000       2,047,924
  Tarrant County Health Facilities,  6.625% due 11/15/2020 pre-refunded
  11/15/2010 (Adventist/Sunbelt Project)                                     A2/NR        3,500,000       3,886,785
  Texarkana Health  Facilities  Hospital  Refunding Series A, 5.75% due
  10/1/2009 (Wadley Regional Medical Center Project; Insured: MBIA)         Aaa/AAA         500,000         525,650
  Texarkana Health  Facilities  Hospital  Refunding Series A, 5.75% due
  10/1/2011 (Insured: MBIA)                                                 Aaa/AAA       2,500,000       2,706,725
  Texas City Industrial  Development Corp.,  7.375% due 10/1/2020 (Arco
  Pipe Line Company Project)                                                Aa1/AA+       2,450,000       3,180,516
  Travis County GO, 5.25% due 3/1/2021                                      Aaa/AAA       1,000,000       1,104,450
  Travis  County  Health  Facilities   Development   Corp.,  6.25%  due
  11/15/2014   pre-refunded   11/15/2009   (Ascension  Health  Project;
  Insured: MBIA)                                                            Aaa/AAA       3,000,000       3,240,270
  Travis County Health Facilities  Development Corp. Revenue, 5.75% due
  11/15/2010 (Ascension Health Project; Insured: MBIA)                      Aaa/AAA       2,000,000       2,123,940
  Upper Trinity  Regional Water District  Regional Treated Water Supply
  Systems Series A, 7.125% due 8/1/2008 (Insured: FGIC)                     Aaa/AAA         600,000         621,744
  Waco  Health  Facilities   Development  Corp.  Series  A,  6.00%  due
  11/15/2015 pre-refunded 11/15/2009 (Ascension Health Project)             Aa2/AA          870,000         934,284
  Waco  Health  Facilities   Development  Corp.  Series  A,  6.00%  due
  11/15/2016 pre-refunded 11/15/2009 (Ascension Health Project)             Aa2/AA        1,050,000       1,127,584
  West Harris County Municipal  Utility  Refunding,  6.00% due 3/1/2017
  (Insured: Radian)                                                          NR/AA          500,000         511,075
Utah -- 0.84%
  Salt Lake City  Municipal  Building  Series B,  5.30% due  10/15/2012
  pre-refunded 10/15/2009 (Insured: AMBAC)                                  Aaa/AAA       1,085,000       1,144,415
  Utah  County  Municipal  Building  Authority,   5.50%  due  11/1/2016
  pre-refunded 11/1/2011 (Insured: AMBAC)                                   Aaa/NR        1,000,000       1,079,490
  Utah HFA, 6.05% due 7/1/2016 (Credit Support: FHA)                        NR/AAA          405,000         413,618
  Utah HFA SFMR D-2 Class I, 5.85% due 7/1/2015 (Credit Support: FHA)       Aa2/AA           55,000          55,870
  Utah State Board of Regents  Auxiliary  Refunding Series A, 5.25% due
  5/1/2013                                                                   NR/AA          595,000         635,413
  Utah Water  Finance  Agency  Revenue  Pooled Loan  Financing  Program
  Series A, 5.00% due 10/1/2012 (Insured: AMBAC)                            Aaa/NR          940,000         999,765
Virginia -- 2.45%
  Alexandria Industrial Development Authority Institute for Defense Analysis,
  5.90% due 10/1/2020 pre-refunded 10/1/2010 (Insured:
  AMBAC)                                                                    Aaa/AAA       2,000,000       2,174,660
  Alexandria  Industrial  Development  Authority  Institute for Defense
  Analysis  Series  A,  6.00%  due  10/1/2014   pre-refunded  10/1/2010
  (Insured: AMBAC)                                                          Aaa/AAA       1,500,000       1,636,215
  Alexandria  Industrial  Development  Authority  Institute for Defense
  Analysis  Series  A,  6.00%  due  10/1/2015   pre-refunded  10/1/2010
  (Insured: AMBAC)                                                          Aaa/AAA       1,590,000       1,734,388
  Fauquier  County   Industrial   Development   Authority,   5.50%  due
  10/1/2016 (Insured: Radian)                                                NR/AA        1,000,000       1,093,110
  Hanover County Industrial  Development  Authority Medical  Facilities
  Revenue, 6.00% due 10/1/2021 (ETM)                                        Aaa/AAA         795,000         796,455
  Loudoun  County  Industrial   Development   Authority  Howard  Hughes
  Medical  Series E, 3.88% due  2/15/2038  put 1/2/2007  (daily  demand
  notes)                                                                  VMIG1/A-1+      1,200,000       1,200,000
  Norton Industrial  Development  Authority Hospital  Refunding,  6.00%
  due 12/1/2014 (Norton Community Hospital Project; Insured: ACA)            NR/A         1,635,000       1,781,856
  Spotsylvania  County IDRB,  6.00% due  9/1/2019 put 9/1/2008  (Walter
  Grinders Project; LOC: Deutsche Bank) (AMT)                                NR/NR        2,210,000       2,208,541
Washington -- 4.61%
  Benton County Public Utility District  Refunding Series A, 5.625% due
  11/1/2012 (Insured: FSA)                                                  Aaa/AAA       1,500,000       1,625,535
  Port  Longview  Industrial  Development  Corp.  Solid Waste  Disposal
  Revenue, 6.875% due 10/1/2008                                             NR/BBB        1,500,000       1,566,705
  Tacoma  Electric   Systems  Revenue  Series  A,  5.50%  due  1/1/2012
  (Insured: FSA)                                                            Aaa/AAA         750,000         806,017
  Vancouver Downtown  Redevelopment Senior Series A, 5.50% due 1/1/2018
  (Conference Center Project; Insured: ACA)                                  NR/A         3,500,000       3,714,795
  Washington  Health Care Facilities,  5.50% due 12/1/2010  (Providence
  Services Project; Insured: MBIA)                                          Aaa/AAA       2,690,000       2,854,709
  Washington  Health Care  Facilities,  6.00% due  12/1/2014  (Catholic
  Health Services Project; Insured: MBIA)                                   Aaa/AAA       1,735,000       1,865,819
  Washington  Health Care  Facilities,  6.00% due  12/1/2015  (Catholic
  Health Services Project; Insured: MBIA)                                   Aaa/AAA       1,945,000       2,083,892
  Washington  Health Care  Facilities  Refunding,  6.375% due 10/1/2010
  (Insured: FGIC)                                                           Aaa/AAA       1,500,000       1,638,000
  Washington  Nonprofit  Housing,  5.60% due  7/1/2011  (Kline  Galland
  Center Project; Insured: Radian)                                           NR/AA          500,000         524,520
  Washington  Nonprofit  Housing,  5.875% due 7/1/2019  (Kline  Galland
  Center Project; Insured: Radian)                                           NR/AA        1,000,000       1,053,580
  Washington Public Power Supply Refunding Series B, 0% due 7/1/2010        Aaa/AA-         960,000         840,739
  Washington Public Power Supply Refunding Series B, 0% due 7/1/2011        Aaa/AA-       1,000,000         842,130
  Washington   State  Health  Care  Facilities   Series  A,  4.50%  due
  12/1/2008 (Kadlec Medical Center Project; Insured: Assured Guaranty)      Aa1/AAA       1,200,000       1,217,628
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series A, 5.00% due 7/1/2011 (Insured: FSA)                               Aaa/AAA       3,030,000       3,142,686
West Virginia -- 0.32%
  West Virginia State Hospital  Finance  Authority  Series A, 5.00% due
  6/1/2020 (United Hospital Center Project; Insured: AMBAC)                 Aaa/AAA       1,530,000       1,640,389
Wisconsin -- 1.19%
  Wisconsin  Health  &  Educational  Facilities,  5.75%  due  8/15/2020
  (Eagle River Memorial Hospital Inc. Project; Insured: Radian)              NR/AA        1,000,000       1,065,760
  Wisconsin  Housing  &  Economic  Development  Series  A,  5.875%  due
  11/1/2016 (Insured: AMBAC)                                                Aaa/AAA       1,980,000       2,072,446
  Wisconsin State Health & Educational Facilities,  4.50% due 12/1/2023
  put 12/1/2007  (Hospital  Sisters Services,  Inc.  Project;  Insured:
  FSA)                                                                      Aaa/NR        3,000,000       3,020,070
Wyoming -- 0.50%
  Sublette County Pollution  Control,  3.86% due 11/1/2014 put 1/2/2007
  (Exxon Project) (daily demand notes)                                      P1/A-1+       2,600,000       2,600,000


Total Investments -- 97.78% (Cost $486,212,501)                                                     $   504,262,701


    OTHER ASSETS LESS LIABILITIES -- 2.22%                                                               11,471,436


    NET ASSETS -- 100.00%                                                                           $   515,734,137


  Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
HFA        Health Facilities Authority
IDRB       Industrial Development Revenue Bond
MBIA       Insured by Municipal Bond Investors Assurance
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance




Thornburg New Mexico Intermediate Municipal Fund                                                  December 31, 2006

CUSIPS: CLASS A - 885-215-301, CLASS D - 885-215-624
NASDAQ SYMBOLS: CLASS A - THNMX, CLASS D - THNDX

                                                                       Credit Rating+     Principal
Issuer-Description                                                      Moody's/S&P         Amount           Value

Alamogordo Hospital Revenue, 5.30% due 1/1/2013 (Insured: Radian)           NR/AA      $  3,000,000  $    3,037,770
Albuquerque  Gross  Receipts  Series  B, 0% due  7/1/2012  pre-refunded
7/1/2011                                                                   Aaa/AAA        1,775,000       1,440,448
Albuquerque Gross Receipts Series B, 0% due 7/1/2012 (Insured: FSA)        Aaa/AAA          225,000         182,509
Albuquerque  Industrial  Revenue  Refunding,  5.15% due  4/1/2016  (MCT
Industries Inc. Project; LOC: Bank of the West)                            Aa3/NR         1,170,000       1,220,567
Albuquerque  Industrial  Revenue  Refunding,  5.25% due  4/1/2017  (MCT
Industries Inc. Project; LOC: Bank of the West)                            Aa3/NR         2,140,000       2,239,574
Albuquerque  Joint  Water & Sewage  Revenue  Series A, 0% due  7/1/2008
(Insured: FGIC)                                                            Aaa/AAA        1,600,000       1,514,752
Albuquerque Joint Water & Sewage Systems Revenue, 4.75% due 7/1/2008       Aa2/AA            60,000          60,051
Albuquerque Municipal School District 12 Refunding,  5.10% due 8/1/2014
pre-refunded 8/1/2008                                                      Aa2/AA           760,000         778,020
Albuquerque Municipal School District 12 Refunding, 5.00% due 8/1/2015     Aa2/AA         1,175,000       1,223,857
Albuquerque  Refuse  Removal &  Disposal  Revenue  Refunding  Series B,
5.00% due 7/1/2010 (Insured: FSA)                                          Aaa/AAA          415,000         433,277
Belen Gasoline Tax Revenue Refunding & Improvement, 5.40% due 1/1/2011      NR/NR           585,000         593,348
Bernalillo County Government, 7.00% due 2/1/2007                           Aa1/AA+          410,000         411,189
Bernalillo   County  Gross  Receipts   Series  B,  5.00%  due  4/1/2021
(Insured: MBIA)                                                            Aaa/AAA        3,000,000       3,330,270
Bernalillo  County  Gross  Receipts Tax  Revenue,  5.50% due  10/1/2011
pre-refunded 10/01/2009                                                    Aa3/AA+          495,000         519,829
Bernalillo County Gross Receipts Tax Revenue, 5.25% due 10/1/2012          Aa3/AA+        1,000,000       1,080,170
Bernalillo  County  Gross  Receipts Tax  Revenue,  5.75% due  10/1/2015
pre-refunded 10/01/2009                                                    Aa3/AA+        2,000,000       2,113,340
Chaves County Gross Receipts Tax Revenue,  5.00% due 7/1/2017 (Insured:
FGIC)                                                                      Aaa/NR         1,000,000       1,011,720
Chaves County Gross Receipts Tax Revenue,  5.05% due 7/1/2019 (Insured:
FGIC)                                                                      Aaa/NR         1,030,000       1,042,556
Chaves County Gross Receipts Tax Revenue,  5.00% due 7/1/2021 (Insured:
FGIC)                                                                      Aaa/NR           455,000         460,333
Cibola  County  Gross  Receipts  Tax  Revenue,   5.875%  due  11/1/2008
(Insured: AMBAC) (ETM)                                                     Aaa/AAA          495,000         515,285
Cibola  County  Gross   Receipts  Tax  Revenue,   6.00%  due  11/1/2010
(Insured: AMBAC) (ETM)                                                     Aaa/AAA          555,000         601,087
Farmington  Hospital  Revenue  Series A, 5.125% due 6/1/2018  (San Juan
Regional Medical Center Project)                                            A3/NR           570,000         596,864
Farmington  Hospital  Revenue  Series A, 5.125% due 6/1/2019  (San Juan
Regional Medical Center Project)                                            A3/NR           645,000         673,902
Farmington  PCR, 4.00% due 9/1/2024 put 1/2/2007  (LOC:  Barclays Bank)
(daily demand notes)                                                       P1/A-1+        2,900,000       2,900,000
Farmington  Utility  Systems  Revenue  Refunding  Series  A,  5.00% due
5/15/2012 (Insured: FSA)                                                   Aaa/AAA        6,095,000       6,415,536
Gallup  PCR  Refunding  Tri-State   Generation,   5.00%  due  8/15/2013
(Insured: AMBAC)                                                           Aaa/AAA        2,060,000       2,195,836
Gallup  PCR  Refunding  Tri-State   Generation,   5.00%  due  8/15/2017
(Insured: AMBAC)                                                           Aaa/AAA        3,540,000       3,792,791
Grant  County  Hospital  Facility  Revenue,  5.50% due  8/1/2009  (Gila
Regional Medical Center Project; Insured: Radian)                           NR/AA         1,310,000       1,355,811
Grant  County  Hospital  Facility  Revenue,  5.50% due  8/1/2010  (Gila
Regional Medical Center Project; Insured: Radian)                           NR/AA         1,385,000       1,451,508
Las Cruces Joint  Utility  Refunding & Improvement  Revenue,  6.50% due
7/1/2007 (ETM)                                                              A1/NR           120,000         121,375
Las Cruces School District 2, 5.50% due 8/1/2010                           Aa3/NR         1,000,000       1,044,770
New  Mexico  Educational   Assistance  Foundation  Revenue  (Guaranteed
Student Loans), 6.65% due 3/1/2007                                         Aaa/NR           975,000         979,378
New Mexico  Educational  Assistance  Foundation  Series A 3 (Guaranteed
Student Loans), 4.95% due 3/1/2009                                         Aaa/NR         2,000,000       2,037,460
New Mexico  Finance  Authority  Revenue  Court  Facilities  Fee Revenue
Series A, 5.50% due 6/15/2020 pre-refunded 6/15/2011 (Insured: MBIA)       Aaa/AAA        2,000,000       2,146,760
New Mexico  Finance  Authority  Revenue  Refunding,  5.00% due 6/1/2014
(Public Project; Insured: MBIA)                                            Aaa/AAA        2,660,000       2,846,892
New Mexico Finance  Authority  Revenue  Refunding,  5.00% due 6/15/2018
(Public Project; Insured: AMBAC)                                           Aaa/NR         2,915,000       3,143,070
New Mexico Finance  Authority  Revenue  Refunding,  5.00% due 6/15/2019
(Public Project; Insured: MBIA)                                            Aaa/NR         1,215,000       1,306,429
New Mexico Finance  Authority  Revenue  Refunding  Senior  Subordinated
Lien, 5.00% due 6/1/2020 (Public Project; Insured: AMBAC)                  Aaa/AAA        1,000,000       1,079,460
New Mexico  Finance  Authority  Revenue  Refunding  Series C, 5.00% due
6/15/2013 (Insured: AMBAC)                                                 Aaa/NR         2,280,000       2,446,212
New Mexico  Finance  Authority  Revenue  Refunding  Series C, 5.00% due
6/15/2015 (Insured: AMBAC)                                                 Aaa/NR         2,360,000       2,565,202
New Mexico  Finance  Authority  Revenue  Series B,  5.00% due  6/1/2020
(Insured: MBIA)                                                            Aaa/AAA        1,625,000       1,754,122
New Mexico  Finance  Authority  Revenue  Series B-1, 5.25% due 6/1/2015
(Public Project; Insured: AMBAC)                                           Aaa/AAA        1,000,000       1,093,790
New Mexico  Finance  Authority  Revenue  Series C,  5.15% due  6/1/2012
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA          255,000         263,400
New Mexico  Finance  Authority  Revenue  Series C,  5.25% due  6/1/2013
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA          130,000         134,550
New Mexico  Finance  Authority  Revenue  Series C,  5.35% due  6/1/2014
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA          130,000         134,831
New Mexico  Finance  Authority  Revenue  Series C,  5.45% due  6/1/2015
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA          145,000         150,720
New Mexico Finance  Authority  Revenue State Office Building Tax Series
A, 5.00% due 6/1/2012 pre-refunded 6/1/2011                                Aa1/AAA        1,725,000       1,818,547
New Mexico Finance  Authority  Revenue State Office Building Tax Series
A, 5.00% due 6/1/2013 pre-refunded 6/1/2011                                Aa1/AAA        1,325,000       1,396,855
New Mexico Finance  Authority  Revenue State Office Building Tax Series
A, 5.00% due 6/1/2014 pre-refunded 6/1/2011                                Aa1/AAA        1,875,000       1,976,681
New Mexico  Finance  Authority  Revenue  Subordinated  Lien,  5.00% due
6/15/2020 (Public Project Revolving Fund F; Insured: MBIA)                 Aaa/NR         1,395,000       1,496,347
New Mexico Finance Authority State  Transportation  Series A, 5.00% due
6/15/2014 (Insured: MBIA)                                                  Aaa/AAA        2,100,000       2,271,003
New Mexico  Highway  Commission  Revenue Senior  Subordinated  Lien Tax
Series A, 5.50% due 6/15/2013 pre-refunded 6/15/2011                       Aa2/AAA        2,000,000       2,146,760
New Mexico  Highway  Commission  Revenue Senior  Subordinated  Lien Tax
Series A, 5.50% due 6/15/2014                                              Aa2/AAA        2,000,000       2,143,360
New Mexico Highway  Commission Tax Senior  Subordinated Lien, 6.00% due
6/15/2011 pre-refunded 6/15/2009                                           Aa2/AAA        5,000,000       5,282,550
New Mexico Hospital  Equipment Loan,  5.20% due 12/1/2010  pre-refunded
12/1/2007 (Catholic Health Initiatives Project)                             NR/AA         1,140,000       1,167,474
New  Mexico  Hospital  Equipment  Loan  Series A,  5.75%  due  8/1/2016
pre-refunded 8/1/2011 (Presbyterian Healthcare Project)                    Aa3/AA-        5,205,000       5,686,098
New Mexico Housing  Authority  Region III Multi Family Housing  Revenue
Series A,  5.30% due  12/1/2022  (Senior El Paseo  Apartments  Project;
Insured: AMBAC)                                                            Aaa/AAA        1,100,000       1,142,713
New  Mexico  MFA  Forward   Mortgage   Series  C,  6.50%  due  7/1/2025
(Collateralized: FNMA/GNMA)                                                NR/AAA           195,000         199,473
New Mexico MFA General, 5.80% due 9/1/2019 pre-refunded 9/1/2009           NR/AAA           775,000         818,431
New Mexico MFA Multi Family  Refunding Series B, 5.00% due 7/1/2031 put
7/1/2011 (Sombra Del Oso Apartments Project; Collateralized: FNMA)         Aaa/NR         1,000,000       1,025,310
New Mexico MFA Multi Family  Refunding Series C, 5.00% due 7/1/2031 put
7/1/2011 (Riverwalk Apartments Project; Collateralized: FNMA)              Aaa/NR         1,910,000       1,958,342
New Mexico MFA Multi Family  Refunding Series D, 5.00% due 7/1/2031 put
7/1/2011 (Tierra Pointe I Apartments Project; Collateralized: FNMA)        Aaa/NR         2,785,000       2,855,488
New Mexico MFA Multi  Family  Series A, 6.05% due  7/1/2028  (Sandpiper
Apartments Project; Insured: FHA)                                          NR/AAA         2,335,000       2,523,948
New Mexico MFA SFMR, 5.70% due 9/1/2014 (Collateralized: FNMA/GNMA)        NR/AAA            95,000          95,694
New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)        NR/AAA           245,000         246,811
New Mexico MFA SFMR, 0% due 9/1/2019 (GIC: Bayerisch Landesbank)           NR/AAA           300,000         256,452
New Mexico  MFA SFMR  Series A3,  6.15% due  9/1/2017  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA            70,000          70,655
New Mexico  MFA SFMR  Series B2,  5.80% due  7/1/2009  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA            15,000          15,096
New Mexico  MFA SFMR  Series B3,  5.80% due  9/1/2016  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           210,000         219,456
New Mexico  MFA SFMR  Series C2,  6.05% due  9/1/2021  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           315,000         326,217
New Mexico MFA SFMR  Series D2,  5.875% due  9/1/2021  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           505,000         509,045
New Mexico MFA SFMR Series E2, 5.875% due 9/1/2020 (AMT)                   NR/AAA           300,000         307,572
New Mexico  State  Highway  Commission  Revenue  Infrastructure  Senior
Subordinated Lien C, 5.00% due 6/15/2012 (ETM)                             Aa2/AAA        1,000,000       1,063,730
New Mexico State Highway  Commission  Tax Series A, 5.00% due 6/15/2010
(ETM)                                                                      Aa2/AAA          255,000         266,011
New Mexico State Highway Commission Tax Series A, 5.00% due 6/15/2010      Aa2/AAA          245,000         255,829
New Mexico State Highway  Commission Tax Series A, 5.125% due 6/15/2010
pre-refunded 6/15/2008                                                     Aa2/AAA          660,000         674,665
New Mexico State Highway Commission Tax Series A, 5.125% due 6/15/2010     Aa2/AAA        3,695,000       3,771,265
New Mexico  State  Hospital  Equipment  Loan Council  Hospital  Revenue
Series A, 4.80% due 8/1/2010 (Presbyterian Healthcare Project)             Aa3/AA-          500,000         512,860
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital  Series
A, 5.00% due 7/1/2017 (Insured: Radian)                                    Aa3/AA         1,730,000       1,838,298
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital  Series
A, 5.00% due 7/1/2019 (Insured: Radian)                                    Aa3/AA         1,000,000       1,057,090
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital  Series
A, 5.00% due 7/1/2021 (Insured: Radian)                                    Aa3/AA         1,185,000       1,247,876
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital  Series
A, 5.25% due 7/1/2025 (Insured: Radian)                                    Aa3/AA         1,000,000       1,072,230
New Mexico State Severance Tax, 5.00% due 7/1/2007                         Aa2/AA         1,475,000       1,485,178
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2007      Aa2/AA         1,645,000       1,656,351
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2008      Aa2/AA         1,675,000       1,686,558
New Mexico State  Supplemental  Severance  Series A, 5.00% due 7/1/2011
pre-refunded 7/1/2007                                                      Aa3/A+         1,000,000       1,007,000
New Mexico State  University  Revenues  Refunding & Improvement,  5.00%
due 4/1/2013 (Insured: FSA)                                                Aaa/AAA        1,000,000       1,070,800
New Mexico Supplemental Severance Series A, 5.00% due 7/1/2008             Aa3/A+         5,000,000       5,033,250
Puerto Rico Public Buildings  Authority  Revenue  Refunding  Government
Facilities Series F, 5.25% due 7/1/2019 (Insured: XLCA)                    Aaa/AAA        1,000,000       1,128,370
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2014 (Insured: FGIC)          Aaa/AAA          955,000       1,029,251
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2016 (Insured: FGIC)          Aaa/AAA          555,000         600,188
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2017 (Insured: FGIC)          Aaa/AAA        1,110,000       1,197,068
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2022 (Insured: FGIC)          Aaa/AAA        1,000,000       1,067,190
Rio Rancho Water & Wastewater  System,  5.25% due  5/15/2007  (Insured:
AMBAC)                                                                     NR/AAA         1,695,000       1,705,407
San  Juan  County  Gasoline   Tax/Motor  Vehicle  Revenue  Refunding  &
Improvement, 5.25% due 5/15/2014                                            A1/NR           400,000         429,464
San  Juan  County  Gasoline   Tax/Motor  Vehicle  Revenue  Refunding  &
Improvement, 5.25% due 5/15/2022                                            A1/NR         1,725,000       1,832,795
San Juan County Gross Receipts, 5.30% due 9/15/2009                         A1/NR           315,000         322,135
San  Juan  County  Gross  Receipts   Refunding,   5.00%  due  6/15/2014
(Insured: MBIA)                                                            Aaa/AAA        1,225,000       1,320,611
San  Juan  County  Gross  Receipts   Refunding,   5.00%  due  6/15/2017
(Insured: MBIA)                                                            Aaa/AAA        1,370,000       1,477,805
San Juan County Gross  Receipts Tax Revenue  Senior Series B, 5.50% due
9/15/2016 (Insured: AMBAC)                                                 Aaa/AAA        1,180,000       1,279,852
San Juan  County  Gross  Receipts  Tax Revenue  Subordinated  Series A,
5.75% due 9/15/2021 (Insured: AMBAC)                                       Aaa/AAA        1,000,000       1,092,150
Sandoval  County  Incentive  Payment  Revenue   Refunding,   5.00%  due
6/1/2020                                                                    NR/A+         4,390,000       4,662,443
Sandoval County  Landfill  Revenue  Refunding & Improvement,  5.50% due
8/15/2015                                                                  Baa2/NR        1,420,000       1,498,554
Sandoval County  Landfill  Revenue  Refunding & Improvement,  5.75% due
8/15/2018                                                                  Baa2/NR        1,335,000       1,424,552
Sandoval County Revenue  Refunding  Series B, 5.75% due 2/1/2010 (Intel
Project)                                                                    NR/A+           690,000         694,416
Santa Fe County, 5.00% due 7/1/2007 (Insured: MBIA)                        Aaa/NR           640,000         640,672
Santa Fe County, 5.00% due 7/1/2008 (Insured: MBIA)                        Aaa/NR           785,000         785,824
Santa Fe County,  7.25% due 7/1/2029 (Rancho Viejo Improvement District
Project)                                                                    NR/NR         1,815,000       1,924,081
Santa Fe County  Charter  School  Foundation,  6.50% due 1/15/2026 (ATC
Foundation Project)                                                         NR/NR         1,000,000       1,017,720
Santa Fe County Charter School Foundation, 6.625% due 1/15/2036             NR/NR         1,030,000       1,048,509
Santa Fe  County  Correctional  Systems  Revenue,  5.00%  due  2/1/2018
(Insured: FSA)                                                             Aaa/AAA        1,000,000       1,091,630
Santa Fe  County  Correctional  Systems  Revenue,  6.00%  due  2/1/2027
(Insured: FSA)                                                             Aaa/AAA        1,520,000       1,838,896
Santa Fe County  Revenue  Series  1990,  9.00% due  1/1/2008  (Office &
Training Facilities Project) (ETM)                                         Aaa/NR           626,000         658,965
Santa Fe County  Revenue  Series A, 5.50% due  5/15/2015  (El  Castillo
Retirement Project)                                                        NR/BBB-        1,250,000       1,266,538
Santa Fe County  Revenue  Series A, 5.80% due  5/15/2018  (El  Castillo
Retirement Project)                                                        NR/BBB-        1,835,000       1,835,826
Santa Fe  Educational  Facilities  Revenue,  5.00%  due  3/1/2007  (St.
John's College Project)                                                    NR/BBB-          200,000         200,118
Santa Fe  Educational  Facilities  Revenue,  5.10%  due  3/1/2008  (St.
John's College Project)                                                    NR/BBB-          210,000         211,239
Santa Fe  Educational  Facilities  Revenue,  5.40%  due  3/1/2017  (St.
John's College Project)                                                    NR/BBB-        1,215,000       1,229,483
Santa Fe SFMR, 6.00% due 11/1/2010 (Collateralized: FNMA/GNMA)             Aaa/NR            65,000          66,063
Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA)             Aaa/NR           125,000         126,340
Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA)             Aaa/NR           110,000         110,705
Santa Fe Solid Waste  Management  Agency  Facility  Revenue,  6.10% due
6/1/2007                                                                    NR/NR           875,000         882,254
Taos County Gross  Receipts  County  Education  Improvement,  4.75% due
10/1/2012                                                                  Baa1/NR        1,500,000       1,549,455
Taos  Municipal  School  District  1  Refunding,   5.00%  due  9/1/2008
(Insured: FSA)                                                             Aaa/NR           450,000         459,891
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
7/1/2012 (Insured: FSA & FHA)                                              Aaa/AAA        1,500,000       1,593,255
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2016 (Insured: FSA & FHA)                                              Aaa/AAA        2,920,000       3,131,174
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2017 (Insured: FSA & FHA)                                              Aaa/AAA        2,000,000       2,139,280
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2018 (Insured: FSA & FHA)                                              Aaa/AAA        2,000,000       2,133,920
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2019 (Insured: FSA & FHA)                                              Aaa/AAA        3,000,000       3,192,840
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
7/1/2019 (Insured: FSA & FHA)                                              Aaa/AAA        3,000,000       3,191,850
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2020 (Insured: FSA & FHA)                                              Aaa/AAA        2,310,000       2,452,342
University of New Mexico Revenue  Refunding & Improvement  Subordinated
Lien Systems Series A, 5.25% due 6/1/2017                                  Aa3/AA         1,730,000       1,850,079
University of New Mexico Revenue  Refunding & Improvement  Subordinated
Lien Systems Series A, 5.25% due 6/1/2021                                  Aa3/AA         1,000,000       1,068,900
University  of New  Mexico  Revenue  Refunding  &  Systems  Improvement
Subordinated Lien, 5.00% due 6/1/2015 (Insured: AMBAC)                     Aaa/AAA        1,590,000       1,721,843
University of New Mexico Revenue  Refunding  Subordinated  Lien,  5.25%
due 6/1/2016                                                               Aa3/AA           645,000         690,614
University of New Mexico Revenue  Refunding  Subordinated Lien A, 5.25%
due 6/1/2018                                                               Aa3/AA         1,825,000       1,950,742
University of New Mexico Revenue  Refunding  Subordinated  Lien Systems
Series A, 5.25% due 6/1/2015                                               Aa3/AA         1,195,000       1,296,145
University of New Mexico Revenue  Refunding  Subordinated  Lien Systems
Series A, 5.25% due 6/1/2018                                               Aa3/AA         1,200,000       1,296,168
University of New Mexico Revenue Series A, 5.25% due 6/1/2013              Aa3/AA           665,000         714,390
University of New Mexico Revenue Series A, 5.25% due 6/1/2014              Aa3/AA           335,000         359,539
University of New Mexico Revenue Series A, 6.00% due 6/1/2021              Aa3/AA           610,000         714,853
Ventana  West  Public  Improvement  District  Special  Tax,  6.625% due
8/1/2023                                                                    NR/NR         2,000,000       2,157,220
Villa  Hermosa  Multi  Family  Housing  Revenue,  5.85% due  11/20/2016
(Collateralized: GNMA)                                                     NR/AAA         1,105,000       1,132,006


TOTAL INVESTMENTS --99.01%(Cost $ 195,182,705)                                                      $   200,589,609


    OTHER ASSETS LESS LIABILITIES -- 0.99%                                                                2,011,828


    NET ASSETS -- 100.00%                                                                           $   202,601,437


  Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
MBIA       Insured by Municipal Bond Investors Assurance
MFA        Mortgage Finance Authority
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
XLCA       Insured by XL Capital Assurance





Thornburg New York Intermediate Municipal Fund                                                    December 31, 2006

CUSIPS: CLASS A - 885-215-665
NASDAQ SYMBOLS: CLASS A - THNYX

                                                                       Credit Rating+     Principal
Issuer-Description                                                      Moody's/S&P        Amount            Value


Amherst  Industrial  Development  Agency Civic Facility Revenue,  5.75%
due 4/1/2015 (Insured: ACA)                                                 NR/A       $    465,000  $      499,889
Brookhaven Industrial  Development Agency Civic Facility Revenue, 4.25%
due 11/1/2037 put 11/1/2011 (LOC: North Fork Bank)                          NR/A-         1,100,000       1,102,277
Canastota Central School District GO, 7.10% due 6/15/2007 (ETM)             A2/NR           215,000         218,412
Canastota Central School District GO, 7.10% due 6/15/2008 (ETM)             A2/NR           205,000         215,390
Hempstead  Industrial  Development  Agency Resource  Recovery  Revenue,
5.00% due 12/1/2010 put 6/1/2010 (American Ref-Fuel Project)               Ba1/BB+        1,000,000       1,024,800
Monroe  County  Industrial   Development  Agency  Revenue,   6.45%  due
2/1/2014 (DePaul Community Facility Project; Insured: SONYMA)              Aa1/NR           805,000         806,747
Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009         Aaa/AAA          530,000         571,780
New York City  Municipal  Water Finance  Authority  Series B, 5.75% due
6/15/2013 (ETM)                                                            Aaa/AAA        1,000,000       1,043,030
New York  City  Transitional  Finance  Authority  Facilities  Refunding
Series A-1, 5.00% due 11/1/2020                                            Aa1/AAA        1,000,000       1,076,100
New York City  Transitional  Finance  Authority  Refunding  Future  Tax
Secured C, 5.25% due 8/1/2016 (Insured: AMBAC)                             Aaa/AAA        1,365,000       1,465,478
New York City Trust  Cultural  Resources  Revenue,  5.75% due  7/1/2014
(Museum of American Folk Art Project; Insured: ACA)                         NR/A            920,000         981,741
New York Convention Center  Development Corp. Hotel Unit Fee, 5.00% due
11/15/2017 (Insured: AMBAC)                                                Aaa/AAA        1,000,000       1,082,690
New  York  Dormitory  Authority  Lease  Revenue  Series  A,  5.25%  due
8/15/2013 (Master Boces Project; Insured: FSA)                             Aaa/AAA        1,000,000       1,060,960
New York Dormitory  Authority Revenue,  5.25% due 7/1/2010  (D'Youville
College Project; Insured: Radian)                                           NR/AA           350,000         366,394
New York Dormitory  Authority Revenue,  5.25% due 7/1/2011  (D'Youville
College Project; Insured: Radian)                                           NR/AA           370,000         391,397
New York Dormitory  Authority  Revenue Mental Health  Services A, 5.50%
due 2/15/2019 pre-refunded 8/15/2011 (Insured: MBIA)                       Aaa/AAA        1,085,000       1,171,627
New York Dormitory  Authority Revenue Mental Health Services Facilities
Improvement A, 5.00% due 2/15/2015 (Insured: AMBAC)                        Aaa/AAA        1,500,000       1,623,480
New York  Dormitory  Authority  Revenue  Refunding,  6.10% due 7/1/2019
(Ryan Clinton Community Health Center Project; Insured: SONYMA)            Aa1/NR         1,000,000       1,071,790
New York Environmental  Facilities Corp. PCR Water Series E, 6.875% due
6/15/2014 (State Revolving Fund)                                           Aaa/AAA          400,000         401,024
New York  Housing  Finance  Service  Series  A,  6.375%  due  9/15/2015
pre-refunded 9/15/2007                                                     A1/AAA           665,000         677,688
New York Refunding Series H, 5.00% due 8/1/2018                            A1/AA-         1,000,000       1,066,210
New York Series A, 7.00% due 8/1/2007 (Insured: FSA)                       Aaa/AAA          300,000         305,301
New York State Dormitory Authority,  5.00% due 7/1/2016 (Bishop Henry B
Hucles Nursing Home Project; Insured: SONYMA)                              Aa1/NR           400,000         432,688
New York State Dormitory Authority,  5.00% due 7/1/2024 (Bishop Henry B
Hucles Nursing Home Project; Insured: SONYMA)                              Aa1/NR         1,000,000       1,062,170
New York State Dormitory  Authority  Revenue Personal Income Tax, 5.50%
due 3/15/2012                                                              Aa3/AAA        1,000,000       1,086,520
New York State  Dormitory  Authority  State Personal Income Tax Revenue
Education Series F, 5.00% due 3/15/2019 (Insured: FSA)                     Aaa/AAA        1,000,000       1,074,270
New York State Mortgage Agency Revenue Series 70, 5.375% due 10/1/2017     Aa1/NR           300,000         304,284
New York State Thruway  Authority  General  Revenue Series F, 5.00% due
1/1/2018 (Insured: AMBAC)                                                  Aaa/AAA        2,000,000       2,151,460
New York State Thruway  Authority  Service Contract Revenue  Refunding,
5.50% due 4/1/2013 (Local Highway & Bridge Project; Insured: XLCA)         Aaa/AAA        1,000,000       1,083,110
New York Unrefunded Series G, 6.75% due 2/1/2009 (Insured: MBIA-IBC)       Aaa/AAA          950,000       1,008,872
New York Urban Development Corp.  Correctional  Facilities  Revenue, 0%
due 1/1/2008                                                               A1/AA-         2,000,000       1,927,800
Newark Wayne Community  Hospital Revenue Series B, 5.875% due 1/15/2033
(Insured: AMBAC)                                                           Aaa/AAA        1,390,000       1,392,460
Oneida  County  Industrial   Development  Agency  Revenue,   6.00%  due
1/1/2010 (Insured: Radian)                                                  NR/AA           375,000         397,020
Oneida  County  Industrial   Development  Agency  Revenue,   6.10%  due
6/1/2020  (Civic  Facility  Presbyterian  Home Project;  LOC: HSBC Bank
USA)                                                                       Aa2/NR           450,000         481,320
Port  Chester  Industrial  Development  Agency  Refunding,   4.75%  due
7/1/2031 put 7/1/2011  (American  Foundation  Project;  Collateralized:
FNMA)                                                                      NR/AAA           750,000         775,635
Puerto  Rico  Electric  Power  Authority  Revenue  Refunding  Series J,
5.375% due 7/1/2017 (Insured: XLCA)                                        Aaa/AAA        1,045,000       1,178,739
Utica Industrial  Development Agency Civic Facility Revenue,  5.25% due
7/15/2016 (Munson Williams Proctor Institute Project)                       A1/NR           210,000         224,114
Valley  Central  School  District   Montgomery,   7.15%  due  6/15/2007
(Insured: AMBAC)                                                           Aaa/AAA          625,000         634,975


TOTAL INVESTMENTS --97.89%(Cost $ 32,582,386)                                                       $    33,439,641


    OTHER ASSETS LESS LIABILITIES -- 2.11%                                                                  721,660


    NET ASSETS -- 100.00%                                                                           $    34,161,301


  Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
MBIA       Insured by Municipal Bond Investors Assurance
MBIA-IBC   Insured by Municipal Bond Investors Assurance - Insured
           Bond Certificates
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance





Thornburg Limited Term U.S. Government Fund                                                       December 31, 2006

CUSIPS: Class A - 885-215-103, CLASS B - 885-215-848, CLASS C - 885-215-830,
CLASS I - 885-215-699, CLASS R1 - 885-215-491
NASDAQ SYMBOLS: CLASS A - LTUSX, CLASS B - LTUBX, CLASS C - LTUCX,
CLASS I - LTUIX, CLASS R1 - LTURX

                                                                                         Principal          Value
Security Name                                                                              Amount


    U.S. TREASURY SECURITIES -- 46.47%
        United States Treasury Notes, 4.375% due 5/15/2007                             $  9,000,000  $    8,978,203
        United States Treasury Notes, 6.125% due 8/15/2007                                4,000,000       4,025,312
        United States Treasury Notes, 2.625% due 5/15/2008                                9,000,000       8,732,110
        United States Treasury Notes, 5.50% due 5/15/2009                                10,000,000      10,166,406
        United States Treasury Notes, 6.50% due 2/15/2010                                15,000,000      15,761,718
        United States Treasury Notes, 5.75% due 8/15/2010                                 6,000,000       6,208,125
        United States Treasury Notes, 3.625% due 5/15/2013                               15,000,000      14,137,500

    TOTAL U.S. TREASURY SECURITIES (Cost $70,915,053)                                                    68,009,374

    U.S. GOVERNMENT AGENCIES -- 52.32%
        Federal Agricultural Mtg Corp., 6.71% due 7/28/2014                                 200,000         221,055
        Federal Farm Credit Bank, 1.875% due 1/16/2007                                    4,650,000       4,642,559
        Federal Farm Credit Bank, 5.875% due 7/28/2008                                    1,900,000       1,922,466
        Federal Farm Credit Bank, 5.87% due 9/2/2008                                      1,300,000       1,316,220
        Federal Farm Credit Bank, 5.35% due 12/11/2008                                      200,000         201,125
        Federal Farm Credit Bank, 5.80% due 3/19/2009                                       300,000         304,906
        Federal Farm Credit Bank, 6.75% due 7/7/2009                                        350,000         364,420
        Federal Farm Credit Bank, 6.06% due 5/28/2013                                       240,000         253,976
        Federal Home Loan Bank, 5.12% due 1/2/2007                                        2,300,000       2,299,673
        Federal Home Loan Bank, 5.13% due 1/4/2007                                        3,500,000       3,498,504
        Federal Home Loan Bank, 7.00% due 2/15/2008                                         150,000         152,864
        Federal Home Loan Bank, 5.48% due 1/8/2009                                        1,250,000       1,259,997
        Federal Home Loan Bank, 5.985% due 4/9/2009                                       1,000,000       1,020,248
        Federal Home Loan Bank, 5.79% due 4/27/2009                                         200,000         203,315
        Federal Home Loan Bank, 5.125% due 4/29/2009                                      1,750,000       1,753,823
        Federal Home Loan Bank, 3.40% due 11/12/2010                                      2,750,000       2,702,676
        Federal Home Loan Bank Floating Rate Note, 4.47% due 2/22/2007                    5,000,000       4,997,500
        Federal Home Loan Mtg Corp., 6.80% due 3/19/2007                                    300,000         301,024
        Federal Home Loan Mtg Corp.  CMO Series 1616 Class E, 6.50% due
        11/15/2008                                                                          921,157         927,389
        Federal  Home Loan Mtg Corp.  CMO Series  2592 Class PD,  5.00%
        due 7/15/2014                                                                     1,000,000         994,503
        Federal  Home Loan Mtg Corp.  CMO Series  2814 Class GB,  5.00%
        due 6/15/2019                                                                     1,300,533       1,275,112
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  141016,   9.25%  due
        11/1/2016                                                                            21,512          23,425
        Federal Home Loan Mtg Corp., Pool # 141412, 8.50% due 4/1/2017                       68,646          72,871
        Federal Home Loan Mtg Corp., Pool # 160043, 8.75% due 4/1/2008                        3,307           3,316
        Federal Home Loan Mtg Corp., Pool # 181730, 8.50% due 5/1/2008                        4,054           4,076
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  252986,  10.75%  due
        4/1/2010                                                                             19,209          20,234
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  256764,   8.75%  due
        10/1/2014                                                                             1,588           1,587
        Federal Home Loan Mtg Corp., Pool # 273822, 8.50% due 4/1/2009                        1,356           1,355
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  298107,  10.25%  due
        8/1/2017                                                                             26,189          29,445
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  C90041,   6.50%  due
        11/1/2013                                                                            37,764          38,529
        Federal Home Loan Mtg Corp., Pool # D06908, 9.50% due 9/1/2017                        4,662           4,776
        Federal Home Loan Mtg Corp., Pool # D37120, 7.00% due 7/1/2023                       38,047          39,423
        Federal Home Loan Mtg Corp., Pool # E00170, 8.00% due 7/1/2007                        6,992           7,018
        Federal Home Loan Mtg Corp., Pool # E49074, 6.50% due 7/1/2008                       10,133          10,354
        Federal Home Loan Mtg Corp., Pool # E61778, 6.50% due 4/1/2008                       10,412          10,639
        Federal National Mtg Assoc, 5.13% due 1/8/2007                                    3,000,000       2,997,007
        Federal National Mtg Assoc, 5.125% due 12/8/2008                                  3,665,000       3,669,015
        Federal National Mtg Assoc, 4.25% due 6/29/2012                                   3,250,000       3,224,897
        Federal  National Mtg Assoc CMO Series  1992-22 Class HC, 7.00%
        due 3/25/2007                                                                         5,808           5,796
        Federal  National Mtg Assoc CMO Series 1993-101 Class PJ, 7.00%
        due 6/25/2008                                                                       196,048         196,621
        Federal  National Mtg Assoc CMO Series  1993-122 Class D, 6.50%
        due 6/25/2023                                                                        84,304          84,535
        Federal  National Mtg Assoc CMO Series  1993-32  Class H, 6.00%
        due 3/25/2023                                                                       129,645         129,856
        Federal  National Mtg Assoc CPI Floating  Rate Note,  3.20% due
        2/17/2009                                                                         3,000,000       2,924,550
        Federal  National  Mtg Assoc  Remic  Series  2006-B1  Class AB,
        6.00% due 6/25/2016                                                               4,413,424       4,421,087
        Federal National Mtg Assoc, Pool # 008307, 8.00% due 5/1/2008                        19,681          19,795
        Federal National Mtg Assoc, Pool # 044003, 8.00% due 6/1/2017                        40,918          43,107
        Federal National Mtg Assoc, Pool # 050811, 7.50% due 12/1/2012                       36,631          37,901
        Federal National Mtg Assoc, Pool # 050832, 7.50% due 6/1/2013                        45,307          46,794
        Federal National Mtg Assoc, Pool # 076388, 9.25% due 9/1/2018                        71,948          78,179
        Federal National Mtg Assoc, Pool # 077725, 9.75% due 10/1/2018                        6,158           6,343
        Federal National Mtg Assoc, Pool # 100286, 7.50% due 8/1/2009                        70,082          70,922
        Federal National Mtg Assoc, Pool # 112067, 9.50% due 10/1/2016                       30,127          32,850
        Federal National Mtg Assoc, Pool # 156156, 8.50% due 4/1/2021                        31,300          32,412
        Federal National Mtg Assoc, Pool # 190555, 7.00% due 1/1/2014                        31,966          32,941
        Federal National Mtg Assoc, Pool # 190703, 7.00% due 3/1/2009                        14,937          15,046
        Federal National Mtg Assoc, Pool # 190836, 7.00% due 6/1/2009                        40,118          40,469
        Federal National Mtg Assoc, Pool # 250387, 7.00% due 11/1/2010                       44,873          45,685
        Federal National Mtg Assoc, Pool # 250481, 6.50% due 11/1/2015                        5,089           5,158
        Federal National Mtg Assoc, Pool # 251258, 7.00% due 9/1/2007                         7,206           7,206
        Federal National Mtg Assoc, Pool # 251759, 6.00% due 5/1/2013                        74,880          75,930
        Federal National Mtg Assoc, Pool # 252648, 6.50% due 5/1/2022                       152,846         156,984
        Federal National Mtg Assoc, Pool # 303383, 7.00% due 12/1/2009                       21,971          22,085
        Federal National Mtg Assoc, Pool # 312663, 7.50% due 6/1/2010                        43,105          43,979
        Federal National Mtg Assoc, Pool # 323706, 7.00% due 2/1/2009                        39,952          40,158
        Federal National Mtg Assoc, Pool # 334996, 7.00% due 2/1/2011                        46,618          47,505
        Federal National Mtg Assoc, Pool # 342947, 7.25% due 4/1/2024                       300,170         312,148
        Federal National Mtg Assoc, Pool # 345775, 8.50% due 12/1/2024                       29,692          30,422
        Federal National Mtg Assoc, Pool # 373942, 6.50% due 12/1/2008                       19,976          20,428
        Federal National Mtg Assoc, Pool # 382926, 7.37% due 12/1/2010                      332,175         344,774
        Federal National Mtg Assoc, Pool # 384243, 6.10% due 10/1/2011                      607,506         617,754
        Federal National Mtg Assoc, Pool # 384746, 5.86% due 2/1/2009                     1,038,073       1,048,961
        Federal National Mtg Assoc, Pool # 385714, 4.70% due 1/1/2010                     3,119,852       3,079,386
        Federal National Mtg Assoc, Pool # 406384, 8.25% due 12/1/2024                      171,534         180,946
        Federal National Mtg Assoc, Pool # 443909, 6.50% due 9/1/2018                       140,961         145,046
        Federal National Mtg Assoc, Pool # 516363, 5.00% due 3/1/2014                       163,429         161,552
        Federal National Mtg Assoc, Pool # 555207, 7.00% due 11/1/2017                       80,961          82,890
        Government  National  Mtg Assoc CMO  Series  2001-65  Class PG,
        6.00% due 7/20/2028                                                                 513,440         511,164
        Government  National  Mtg Assoc CMO  Series  2002-67  Class VA,
        6.00% due 3/20/2013                                                                 164,739         163,859
        Government  National  Mtg  Assoc,  Pool  #  000623,  8.00%  due
        9/20/2016                                                                            56,682          59,422
        Government  National  Mtg  Assoc,  Pool  #  016944,  7.50%  due
        5/15/2007                                                                             5,717           5,712
        Government  National  Mtg  Assoc,  Pool  #  369693,  7.00%  due
        1/15/2009                                                                            53,371          53,847
        Government  National  Mtg  Assoc,  Pool  #  409921,  7.50%  due
        8/15/2010                                                                            26,608          27,168
        Government  National  Mtg  Assoc,  Pool  #  410240,  7.00%  due
        12/15/2010                                                                           33,474          34,051
        Government  National  Mtg  Assoc,  Pool  #  410271,  7.50%  due
        8/15/2010                                                                            32,642          33,393
        Government  National  Mtg  Assoc,  Pool  #  410846,  7.00%  due
        12/15/2010                                                                           53,478          54,439
        Government  National  Mtg  Assoc,  Pool  #  430150,  7.25%  due
        12/15/2026                                                                           30,992          32,371
        Government  National  Mtg  Assoc,  Pool  #  453928,  7.00%  due
        7/15/2017                                                                            78,448          81,653
        Government  National  Mtg  Assoc,  Pool  #  780063,  7.00%  due
        9/15/2008                                                                             9,307           9,352
        Government  National  Mtg  Assoc,  Pool  #  780448,  6.50%  due
        8/15/2011                                                                            94,372          96,680
        Overseas Private Investment Corp., 4.10% due 11/15/2014                           2,001,600       1,918,774
        Private Export Funding Corp., 5.685% due 5/15/2012                                5,000,000       5,159,215
        Private Export Funding Corp., 4.974% due 8/15/2013                                2,700,000       2,704,981
        Tennessee Valley Authority, 4.75% due 8/1/2013                                    3,000,000       2,961,521
        Tennessee Valley Authority Principal Inflation Indexed,  3.375%
        due 1/15/2007                                                                     6,369,650       6,367,038
        United States Department of Housing & Urban Development,  3.51%
        due 8/1/2008                                                                        850,000         829,483

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $77,320,055)                                                    76,563,646


    TOTAL INVESTMENTS -- 98.79% (Cost $148,235,108)                                                 $   144,573,020


    OTHER ASSETS LESS LIABILITIES -- 1.21%                                                                1,766,829


    NET ASSETS -- 100.00%                                                                           $   146,339,849


 Footnote Legend

Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.



Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
REMIC      Real Estate Mortgage Investment Conduit





Thornburg Limited Term Income Fund                                                                December 31, 2006

CUSIPS: Class A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681,
CLASS R1 - 885-215-483
NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX, CLASS I - THIIX,
CLASS R1 - THIRX

                                                                         Credit Rating+    Principal
Security Name                                                               Moody's/S&P      Amount           Value

    U.S. TREASURY SECURITIES -- 3.72%
        United States Treasury Notes, 3.00% due 2/15/2008                   Aaa/AAA    $  4,000,000  $    3,914,375
        United States Treasury Notes, 4.75% due 11/15/2008                  Aaa/AAA       1,500,000       1,498,125
        United States Treasury Notes, 5.75% due 8/15/2010                   Aaa/AAA       2,500,000       2,586,719
        United States Treasury Notes, 3.625% due 5/15/2013                  Aaa/AAA       5,000,000       4,712,500

    TOTAL U.S. TREASURY SECURITIES (Cost $13,047,949)                                                    12,711,719

    U.S. GOVERNMENT AGENCIES -- 9.49%
        Federal Home Loan Bank, 5.14% due 1/2/2007                          Aaa/AAA      10,500,000      10,498,501
        Federal Home Loan Bank, 5.07% due 1/10/2007                         Aaa/AAA       5,000,000       4,993,663
        Federal Home Loan Bank, 4.875% due 5/15/2007                        Aaa/AAA         150,000         149,788
        Federal Home Loan Bank, 5.833% due 1/23/2008                        Aaa/AAA         500,000         503,083
        Federal Home Loan Bank, 5.785% due 4/14/2008                        Aaa/AAA          75,000          75,562
        Federal Home Loan Bank, 5.835% due 7/15/2008                        Aaa/AAA         300,000         303,167
        Federal Home Loan Bank, 5.085% due 10/7/2008                        Aaa/AAA         250,000         249,992
        Federal Home Loan Bank, 5.038% due 10/14/2008                       Aaa/AAA         200,000         199,847
        Federal Home Loan Bank, 5.365% due 12/11/2008                       Aaa/AAA          75,000          75,414
        Federal Home Loan Bank, 4.50% due 12/15/2008                        Aaa/AAA       3,000,000       2,968,960
        Federal Home Loan Bank, 5.985% due 4/9/2009                         Aaa/AAA          85,000          86,721
        Federal Home Loan Bank, 5.00% due 9/22/2009                         Aaa/AAA       1,500,000       1,495,928
        Federal Home Loan Bank Floating Rate Note, 4.47% due 2/22/2007      Aaa/AAA       1,370,000       1,369,315
        Federal  Home Loan Mtg Corp.  CMO Series  2814 Class GB,  5.00%
        due 6/15/2019                                                       Aaa/AAA       1,300,533       1,275,112
        Federal National Mtg Assoc, 6.00% due 12/1/2008                     Aaa/AAA          38,587          39,128
        Federal National Mtg Assoc, 8.00% due 12/1/2009                     Aaa/AAA          23,155          23,777
        Federal National Mtg Assoc, 7.00% due 3/1/2011                      Aaa/AAA          27,607          28,081
        Federal National Mtg Assoc, 6.42% due 4/1/2011                      Aaa/AAA       2,340,230       2,356,403
        Federal National Mtg Assoc, 5.095% due 12/1/2011                    Aaa/AAA         124,342         123,916
        Federal National Mtg Assoc, 7.491% due 8/1/2014                     Aaa/AAA          33,357          34,212
        Federal  National Mtg Assoc CMO Series  2003-64 Class EC, 5.50%
        due 5/25/2030                                                       Aaa/AAA         668,117         664,631
        Federal  National Mtg Assoc CPI Floating  Rate Note,  3.20% due
        2/17/2009                                                           Aaa/AAA       5,000,000       4,874,250
        Government  National  Mtg  Assoc,  Pool  #  003007,  8.50%  due
        11/20/2015                                                          Aaa/AAA          25,885          27,183
        Government  National  Mtg  Assoc,  Pool #  827148,  5.375%  due
        2/20/2024                                                           Aaa/AAA          38,761          39,422

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $32,648,398)                                                    32,456,056

    ASSET BACK SECURITIES -- 4.09%
        Associates  Manufactured  Housing  Trust  1996-1 A5,  7.60% due
        3/15/2027                                                           Aaa/AAA          25,223          25,262
        Bear  Stearns   Series  2004-3  Mtg  Class  1-A2,   3.834%  due
        7/25/2034                                                           Aaa/AAA       2,172,764       2,181,960
        GSR Mtg Loan  Trust  Series  2004-3F  Class  2-A10,  3.163% due
        2/25/2034                                                           NR/AAA          829,656         786,680
        Small Business Administration, 4.638% due 2/10/2015                               2,865,459       2,785,132
        Washington   Mutual  Series  02-AR10,   Class-A6,   4.816%  due
        10/25/2032                                                          Aaa/AAA          31,465          31,304
        Washington   Mutual  Series  03-AR10,   Class-A4,   4.062%  due
        10/25/2033                                                          Aaa/AAA       1,365,285       1,352,394
        Washington   Mutual  Series  03-AR12,   Class-A4,   3.743%  due
        2/25/2034                                                           Aaa/AAA         662,266         657,573
        Washington   Mutual  Series   03-AR5,   Class-A6,   3.695%  due
        6/25/2033                                                           Aaa/AAA       3,200,000       3,131,143
        Washington   Mutual  Series  05-AR4,   Class-A4b,   4.673%  due
        4/25/2035                                                           Aaa/AAA         830,000         815,520
        Wells  Fargo   Mortgage   Backed   Securities   Series   2005-3
        Class-A10, 5.50% due 5/25/2035                                      Aaa/NR        2,221,907       2,214,564

    TOTAL ASSET BACK SECURITIES (Cost $14,209,919)                                                       13,981,532

    CORPORATE BONDS -- 62.19%
    BANKS -- 3.08%
      Commercial Banks -- 3.08%
        Bank of America Corp., 4.375% due 12/1/2010                         Aa2/AA-       1,675,000       1,628,041
        Capital One Bank, 6.70% due 5/15/2008                               A2/BBB        1,665,000       1,692,627
        Capital One Bank, 6.15% due 9/1/2016                               Baa1/BBB       2,000,000       2,068,424
        Fifth Third Bank, Cincinnati Ohio, 3.375% due 8/15/2008             Aa2/AA-       2,500,000       2,427,770
        HSBC USA, Inc., 8.375% due 2/15/2007                                Aa3/AA-         700,000         702,098
        National Westminster Bank, 7.375% due 10/1/2009                     Aa2/AA-         715,000         752,947
        Nations Bank Corp., 7.23% due 8/15/2012                             Aa2/AA-         250,000         269,295
        Northern Trust Co., 6.25% due 6/2/2008                               A1/A+          500,000         506,720
        PNC Funding Corp., 6.875% due 7/15/2007                              A3/A-           95,000          95,679
        US Bank, 6.30% due 7/15/2008                                        Aa2/AA-         400,000         405,829

                                                                                                         10,549,430
    CAPITAL GOODS -- 4.43%
      Machinery -- 4.43%
        Caterpillar Financial Services Corp., 6.40% due 2/15/2008            A2/A           250,000         251,199
        Emerson Electric Co., 5.75% due 11/1/2011                            A2/A           800,000         816,788
        General American Railcar Corp., 6.69% due 9/20/2016                 A3/AA-          199,014         211,604
        Hubbell Inc., 6.375% due 5/15/2012                                   A3/A+        1,000,000       1,050,376
        Illinois Tool Works, Inc., 5.75% due 3/1/2009                       Aa3/AA        4,595,000       4,646,271
        John  Deere  Capital  Corp.  Floating  Rate  Note,  5.478%  due
        6/10/2008                                                            A3/A         4,415,000       4,423,781
        Pentair, Inc., 7.85% due 10/15/2009                                Baa3/BBB       1,000,000       1,055,677
        Pitney Bowes, Inc., 4.625% due 10/1/2012                            Aa3/A+          900,000         866,968
        Pitney Bowes, Inc., 3.875% due 6/15/2013                            Aa3/A+        2,000,000       1,830,704

                                                                                                         15,153,368
    COMMERCIAL SERVICES & SUPPLIES -- 1.05%
      Commercial Services & Supplies -- 1.05%
        Science Applications International Corp., 6.75% due 2/1/2008         A3/A-          250,000         252,575
        Science Applications International Corp., 6.25% due 7/1/2012         A3/A-        1,000,000       1,024,677
        Waste Management, Inc., 6.875% due 5/15/2009                       Baa3/BBB         725,000         749,469
        Waste Management, Inc., 7.375% due 8/1/2010                        Baa3/BBB         500,000         531,854
        Waste Management, Inc., 6.50% due 11/15/2008                       Baa3/BBB       1,000,000       1,018,793

                                                                                                          3,577,368
    CONSUMER DURABLES & APPAREL -- 0.66%
      Textiles, Apparel & Luxury Goods -- 0.66%
        Nike, Inc., 5.15% due 10/15/2015                                     A2/A+        2,315,000       2,260,542

                                                                                                          2,260,542
    DIVERSIFIED FINANCIALS -- 25.66%
      Capital Markets -- 7.36%
        Bear Stearns Co., Inc., 4.50% due 10/28/2010                         A1/A+        1,500,000       1,462,300
        Jefferies   Group,   Inc.  Senior  Note  Series  B,  7.50%  due
        8/15/2007                                                          Baa1/BBB+      2,600,000       2,620,883
        Legg Mason Mortgage Capital Corp., 7.03% due 6/1/2009                NR/NR        1,714,286       1,714,286
        Lehman Brothers Holdings, Inc., 3.50% due 8/7/2008                   A1/A+          700,000         680,473
        Lehman Brothers  Holdings,  Inc. CPI Floating Rate Note,  4.06%
        due 5/12/2014                                                        A1/A+        5,190,000       4,932,576
        Merrill  Lynch  &  Co.  CPI  Floating  Rate  Note,  3.222%  due
        3/2/2009                                                            Aa3/AA-       3,000,000       2,859,360
        Merrill Lynch & Co. CPI Floating Rate Note, 4.11% due 5/5/2014      Aa3/AA-       1,000,000         929,900
        Merrill  Lynch  &  Co.  CPI  Floating  Rate  Note,   2.86%  due
        3/12/2007                                                           Aa3/A+        5,000,000       4,976,700
        Morgan Stanley Group, Inc., 5.499% due 1/18/2008                    Aa3/A+        5,000,000       5,007,495
      Consumer Finance -- 4.82%
        SLM Corp. CPI Floating Rate Note, 4.18% due 1/31/2014                A2/A         9,500,000       8,893,520
        SLM Corp. CPI Floating Rate Note, 3.26% due 3/2/2009                 A2/A         3,000,000       2,909,340
        SLM Corp. Floating Rate Note, 5.604% due 9/15/2008                   A2/A         1,675,000       1,668,344
        SLM Corp. Floating Rate Note, 5.587% due 7/25/2008                   A2/A         3,000,000       3,010,062
      Diversified Financial Services -- 13.48%
        American General Finance Corp., 4.625% due 9/1/2010                  A1/A+          200,000         195,176
        Berkshire  Hathaway  Finance  Corp.  Senior  Note,  4.625%  due
        10/15/2013                                                          Aaa/AAA       1,000,000         961,132
        General Electric Capital Corp., 7.75% due 6/9/2009                  Aaa/AAA         200,000         210,380
        General Electric Capital Corp., 4.25% due 12/1/2010                 Aaa/AAA       2,000,000       1,935,082
        General Electric Capital Corp., 7.375% due 1/19/2010                Aaa/AAA         400,000         423,982
        General Electric Capital Corp., 5.00% due 2/15/2007                 Aaa/AAA       2,900,000       2,898,837
        General Electric Capital Corp., 4.375% due 11/21/2011               Aaa/AAA       1,500,000       1,448,129
        General  Electric  Capital Corp.  Floating Rate Note, 4.80% due
        5/30/2008                                                           Aaa/AAA         494,000         490,760
        General  Electric  Capital Corp.  Floating Rate Note, 5.48% due
        12/15/2009                                                          Aaa/AAA       1,000,000       1,002,727
        General Electric Capital Corp.  Floating Rate Note,  4.312% due
        3/2/2009                                                            Aaa/AAA       5,000,000       4,906,250
        Household Finance Corp., 5.75% due 1/30/2007                        Aa3/AA-         400,000         400,129
        Household Finance Corp., 6.40% due 9/15/2009                        Aa3/AA-         400,000         405,534
        Household  Finance  Corp.  CPI  Floating  Rate Note,  2.68% due
        8/10/2009                                                           Aa3/AA-       5,000,000       4,763,900
        International Lease Finance Corp., 4.55% due 10/15/2009             A1/AA-        2,500,000       2,445,223
        International Lease Finance Corp., 5.00% due 9/15/2012              A1/AA-        4,000,000       3,918,832
        International  Lease Finance Corp.  Floating Rate Note,  5.774%
        due 1/15/2010                                                       A1/AA-        4,050,000       4,082,436
        JP Morgan Chase Co., 4.50% due 11/15/2010                           Aa3/A+        1,465,000       1,426,680
        JP  Morgan  Chase  Co.  CPI  Floating  Rate  Note,   3.04%  due
        6/28/2009                                                           Aa3/A+        5,000,000       4,891,700
        Principal Financial Group Australia, 8.20% due 8/15/2009             A2/A           700,000         749,285
        Toyota Motor Credit Corp., 2.875% due 8/1/2008                      Aaa/AAA         800,000         770,894
        Toyota Motor Credit Corp., 4.35% due 12/15/2010                     Aaa/AAA         800,000         778,686
        Toyota Motor Credit Corp., 2.70% due 1/30/2007                      Aaa/AAA       3,300,000       3,294,766
        Toyota Motor Credit Corp., 4.25% due 3/15/2010                      Aaa/AAA       3,450,000       3,365,323
        US Central Credit Union, 2.75% due 5/30/2008                        Aa1/AAA         375,000         360,560

                                                                                                         87,791,642
    ENERGY -- 2.48%
      Energy Equipment & Services -- 2.31%
        Central Power & Light Co., 7.125% due 2/1/2008                     Baa1/BBB       2,000,000       2,034,442
        Commonwealth Edison Co., 4.74% due 8/15/2010                       Baa2/BBB         975,000         950,849
        El Paso Corp., 7.00% due 5/15/2011                                   B2/B           700,000         726,250
        Enterprise Products Participating LP, 7.50% due 2/1/2011           Baa3/BBB-        250,000         266,610
        Louis Dreyfus Natural Gas Corp., 6.875% due 12/1/2007              Baa1/BBB         290,000         293,445
        Murphy Oil Corp., 6.375% due 5/1/2012                              Baa2/BBB         750,000         766,575
        Phillips Petroleum Co., 9.375% due 2/15/2011                         A1/A-          900,000       1,029,595
        Phillips Petroleum Co., 8.75% due 5/25/2010                          A1/A-          250,000         277,020
        Questar Pipeline Co., 6.05% due 12/1/2008                            A2/A-          425,000         428,550
        Smith International Inc. Senior Note, 7.00% due 9/15/2007          Baa1/BBB+        600,000         606,275
        Sonat, Inc., 7.625% due 7/15/2011                                    B2/B           500,000         530,000
      Oil, Gas & Consumable Fuels -- 0.17%
        Occidental Petroleum Corp., 10.125% due 9/15/2009                    A3/A-          315,000         352,049
        Union Oil Co. California, 7.90% due 4/18/2008                       A1/BBB+         200,000         206,974

                                                                                                          8,468,634
    FOOD & DRUG RETAILING -- 0.09%
      Food & Staples Retailing -- 0.09%
        General Mills, 5.50% due 1/12/2009                                 Baa1/BBB+        300,000         300,359

                                                                                                            300,359
    FOOD BEVERAGE & TOBACCO -- 1.55%
      Beverages -- 0.99%
        Anheuser Busch Co., Inc., 4.375% due 1/15/2013                       A1/A         2,000,000       1,895,544
        Anheuser Busch Co., Inc., 5.625% due 10/1/2010                       A1/A         1,150,000       1,168,725
        Coca Cola Co., 5.75% due 3/15/2011                                  Aa3/A+          200,000         204,461
        Conagra, Inc., 7.875% due 9/15/2010                                Baa2/BBB+        100,000         108,218
      Food Products -- 0.56%
        Sara Lee Corp., 6.00% due 1/15/2008                                Baa1/BBB+        900,000         898,646
        Sysco International Co., 6.10% due 6/1/2012                          A1/A+        1,000,000       1,034,014

                                                                                                          5,309,608
    HOUSEHOLD & PERSONAL PRODUCTS -- 0.68%
      Personal Products -- 0.68%
        Procter & Gamble Co., 4.75% due 6/15/2007                           Aa3/AA-         350,000         349,406
        Procter & Gamble Co., 4.30% due 8/15/2008                           Aa3/AA-       2,000,000       1,973,760

                                                                                                          2,323,166
    INSURANCE -- 8.11%
      Insurance -- 8.11%
        AIG Sunamerica Global Financing, 5.10% due 1/17/2007                Aa2/AA+         800,000         799,909
        Allstate Life Global  Funding,  CPI Floating  Rate Note,  2.91%
        due 4/2/2007                                                        Aa2/AA        5,000,000       4,963,850
        Hartford  Financial  Services Group,  Inc. Senior Note,  4.625%
        due 7/15/2013                                                        A2/A         1,000,000         954,352
        Liberty Mutual Group, Inc., 5.75% due 3/15/2014                    Baa3/BBB       1,000,000         996,292
        Lincoln National Corp., 4.75% due 2/15/2014                          A3/A+        1,000,000         955,026
        Old Republic International Corp., 7.00% due 6/15/2007                A1/A+        1,800,000       1,807,191
        Pacific Life Global  Funding CPI Floating Rate Note,  3.49% due
        2/6/2016                                                            Aa3/AA        8,000,000       7,548,160
        Principal Life Global Funding, 4.40% due 10/1/2010                  Aa2/AA        4,000,000       3,867,736
        Principal  Life Income  Funding  Floating Rate Note,  3.94% due
        4/1/2016                                                            Aa2/AA        5,000,000       4,514,750
        Unumprovident Corp., 7.625% due 3/1/2011                            Ba1/BB+       1,257,000       1,337,924

                                                                                                         27,745,190
    MATERIALS -- 1.24%
      Chemicals -- 1.24%
        Chevron Phillips Chemical, 7.00% due 3/15/2011                     Baa1/BBB+        500,000         524,854
        Chevron Phillips Chemical, 5.375% due 6/15/2007                    Baa1/BBB+         75,000          74,931
        Chevrontexaco Capital Co., 3.50% due 9/17/2007                      Aa2/AA        1,400,000       1,383,574
        Dow Chemical Co., 5.75% due 12/15/2008                               A3/A-          350,000         352,758
        E.I. du Pont de Nemours & Co., 4.75% due 11/15/2012                  A2/A         1,000,000         967,520
        E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A2/A           325,000         304,225
        Lubrizol Corp. Senior Note, 5.875% due 12/1/2008                   Baa3/BBB-        635,000         638,724

                                                                                                          4,246,586
    MEDIA -- 1.45%
      Media -- 1.45%
        AOL Time Warner, Inc., 6.75% due 4/15/2011                         Baa2/BBB+        750,000         785,106
        E W Scripps Co. Ohio, 5.75% due 7/15/2012                            A2/A            80,000          80,566
        New York Times Co., 4.625% due 6/25/2007                           Baa1/BBB+        300,000         298,952
        Scholastic Corp., 5.75% due 1/15/2007                               Ba2/BB          762,000         763,108
        Thomson Corp., 4.25% due 8/15/2009                                   A3/A-        2,900,000       2,816,967
        Time Warner, Inc., 8.05% due 1/15/2016                             Baa2/BBB+        200,000         227,387

                                                                                                          4,972,086
    MISCELLANEOUS -- 1.68%
      Miscellaneous -- 1.31%
        Salvation Army Revenue, 5.191% due 9/1/2007                         Aaa/AAA         935,000         934,336
        Stanford University, 5.85% due 3/15/2009                            Aaa/NR        3,500,000       3,551,310
      Yankee -- 0.37%
        Kreditanstalt Fur Wiederaufbau, 3.25% due 7/16/2007                 Aaa/AAA         435,000         430,109
        Nova Scotia Province Canada, 5.75% due 2/27/2012                    Aa2/A+          500,000         514,780
        Ontario Province Canada, 3.282% due 3/28/2008                       Aa1/AA          335,000         326,922

                                                                                                          5,757,457
    PHARMACEUTICALS BIOTECHNOLOGY & LIFE
    SCIENCES -- 1.61%
      Biotechnology -- 1.61%
        Abbott Labs, 3.75% due 3/15/2011                                     A1/AA          500,000         472,225
        Tiers  Inflation  Linked  Trust  Series  Wyeth  2004  21  Trust
        Certificate CPI Floating Rate Note, 3.16% due 2/1/2014              Baa1/A        5,450,000       5,025,172

                                                                                                          5,497,397
    RETAILING -- 2.22%
      Distributors -- 0.03%
        Dayton Hudson Corp., 9.625% due 2/1/2008                             A1/A+          100,000         103,709
      Multiline Retail -- 1.58%
        Costco Wholesale Corp., 5.50% due 3/15/2007                          A2/A           500,000         499,757
        Wal-Mart Stores, Inc., 6.875% due 8/10/2009                         Aa2/AA          900,000         937,643
        Wal-Mart Stores, Inc., 4.125% due 2/15/2011                         Aa2/AA        3,735,000       3,592,502
        Wal-Mart Stores, Inc., 1992-A1 Pass Through Certificate,  7.49%
        due 6/21/2007                                                       Aa2/AA          115,697         116,541
        Wal-Mart  Stores,  Inc.,  Pass Through  Certificate,  8.57% due
        1/2/2010                                                            Aa2/AA          250,573         256,197
      Specialty Retail -- 0.61%
        Home Depot, Inc., 4.625% due 8/15/2010                              Aa3/A+        2,135,000       2,090,105

                                                                                                          7,596,454
    SOFTWARE & SERVICES -- 1.06%
      Internet Software & Services -- 1.06%
        Electronic Data Systems Corp., 7.125% due 10/15/2009               Ba1/BBB-       2,500,000       2,606,258
        Electronic Data Systems Corp., 6.50% due 8/1/2013                  Ba1/BBB-       1,000,000       1,006,734

                                                                                                          3,612,992
     TECHNOLOGY HARDWARE & EQUIPMENT -- 2.14%
      Computers & Peripherals -- 1.85%
        Computer Sciences Corp., 6.25% due 3/15/2009                         A3/A-          300,000         303,337
        Computer Sciences Corp., 7.375% due 6/15/2011                        A3/A-        1,317,000       1,400,935
        Computer Sciences Corp., 3.50% due 4/15/2008                         A3/A-        2,000,000       1,943,832
        International Business Machines, 4.25% due 9/15/2009                 A1/A+        1,000,000         978,869
        Jabil Circuit, Inc., 5.875% due 7/15/2010                          Baa3/BBB-        500,000         496,462
        Oracle Corp., 6.91% due 2/15/2007                                    A3/A-        1,200,000       1,201,720
      Technology Hardware & Equipment -- 0.29%
        Cisco Systems, Inc., 5.25% due 2/22/2011                             A1/A+        1,000,000       1,002,509

                                                                                                          7,327,664
    TRANSPORTATION -- 0.42%
      Airlines -- 0.35%
        Continental  Airlines  Pass Through  Certificate  Series 1997 4
        Class-4A, 6.90% due 1/2/2018                                       Baa3/BBB+        178,655         184,339
        Southwest Airlines Co., 7.875% due 9/1/2007                         Baa1/A        1,012,000       1,026,763
      Road & Rail -- 0.07%
        CSX Corp., 7.45% due 5/1/2007                                      Baa2/BBB         225,000         226,386

                                                                                                          1,437,488
    UTILITIES -- 2.58%
      Electric Utilities -- 2.17%
        Appalachian Power Co., 6.60% due 5/1/2009 (Insured: MBIA)           Aaa/AAA         175,000         179,850
        Gulf Power Co., 4.35% due 7/15/2013                                  A2/A           925,000         870,787
        Minnesota Power & Light Co., 7.00% due 2/15/2007                    Baa1/A          900,000         901,380
        Northern Border Pipeline Co., 6.25% due 5/1/2007                     A3/A-          120,000         120,252
        Northern States Power Co., 4.75% due 8/1/2010                        A2/A-        2,825,000       2,779,063
        PSI Energy, Inc., 7.85% due 10/15/2007                             Baa1/BBB         500,000         508,480
        Texas  Eastern   Transmission  Corp.  Senior  Note,  5.25%  due
        7/15/2007                                                          Baa1/BBB         525,000         523,569
        Wisconsin Energy Corp., 5.50% due 12/1/2008                         A3/BBB+         350,000         351,083
        Wisconsin Public Service Corp., 6.125% due 8/1/2011                 Aa2/A+        1,150,000       1,185,483
      Gas Utilities -- 0.13%
        Southern California Gas Co., 4.375% due 1/15/2011                    A1/A+          225,000         217,742
        Texas Municipal Gas Corp., 2.60% due 7/1/2007 (Insured: FSA)        Aaa/AAA         240,000         238,375
      Multi-utilities -- 0.28%
        Madison Gas & Electric Co., 6.02% due 9/15/2008                     Aa3/AA-         950,000         959,854

                                                                                                          8,835,918

    TOTAL CORPORATE BONDS (Cost $216,449,398)                                                           212,763,349

    TAXABLE MUNICIPAL BONDS -- 13.46%
        American Campus Properties Student Housing,  7.38% due 9/1/2012
        (Insured: MBIA)                                                     Aaa/AAA       3,515,000       3,732,825
        American  Fork City Utah Sales,  4.89% due  3/1/2012  (Insured:
        FSA)                                                                Aaa/AAA         300,000         296,181
        American  Fork City Utah Sales,  5.07% due  3/1/2013  (Insured:
        FSA)                                                                Aaa/AAA         120,000         119,146
        Arkansas Electric Coop Corp., 7.33% due 6/30/2008                   A2/AA-           78,000          78,431
        Bessemer  Alabama  Water  Revenue  Taxable  Warrants  Series B,
        7.375% due 7/1/2008 (Insured: FSA)                                  Aaa/AAA         430,000         439,039
        Brockton MA Taxable  Economic  Development  Series A, 6.45% due
        5/1/2017 (Insured: FGIC)                                            Aaa/AAA         150,000         158,993
        Burbank  California Waste Disposal Revenue,  5.29% due 5/1/2007
        (Insured: FSA)                                                      Aaa/AAA         370,000         369,723
        Burbank  California Waste Disposal Revenue,  5.48% due 5/1/2008
        (Insured: FSA)                                                      Aaa/AAA         310,000         310,530
        Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                 NR/BBB+       1,650,000       1,591,177
        Cook County  Illinois School District 083, 4.625% due 12/1/2010
        (Insured: FSA)                                                      Aaa/NR          250,000         244,413
        Cook County  Illinois School District 083, 4.875% due 12/1/2011
        (Insured: FSA)                                                      Aaa/NR          150,000         147,333
        Denver City & County  Special  Facilities  Taxable  Refunding &
        Improvement Series B, 7.15% due 1/1/2008 (Insured: MBIA)            Aaa/AAA         900,000         914,769
        Elkhart  Indiana  Redevelopment  District  Revenue,  4.80%  due
        6/15/2011                                                            NR/NR          240,000         235,421
        Elkhart  Indiana  Redevelopment  District  Revenue,  4.80%  due
        12/15/2011                                                           NR/NR          245,000         239,816
        Elkhart  Indiana  Redevelopment  District  Revenue,  5.05%  due
        12/15/2012                                                           NR/NR          515,000         507,759
        Elkhart  Indiana  Redevelopment  District  Revenue,  5.25%  due
        12/15/2013                                                           NR/NR          540,000         537,651
        Grant County  Washington Water Public Utility District 2 Series
        Z, 5.14% due 1/1/2014 (Insured: FGIC)                               Aaa/AAA       1,015,000       1,008,524
        Green Bay  Wisconsin  Series B, 4.875% due  4/1/2011  (Insured:
        MBIA)                                                               Aaa/NR          365,000         360,058
        Hancock County Mississippi, 4.20% due 8/1/2008 (Insured: MBIA)      Aaa/NR          305,000         299,690
        Hancock County Mississippi, 4.80% due 8/1/2010 (Insured: MBIA)      Aaa/NR          245,000         241,244
        Hancock County Mississippi, 4.90% due 8/1/2011 (Insured: MBIA)      Aaa/NR          315,000         310,716
        Hanover  Pennsylvania Area School District Taxable Notes Series
        B, 4.47% due 3/15/2013 (Insured: FSA)                               Aaa/AAA       1,385,000       1,337,231
        Jefferson County Texas Navigation Taxable Refunding,  5.50% due
        5/1/2010 (Insured: FSA)                                             Aaa/NR          500,000         502,325
        Jefferson  Franklin,  Etc. Counties Illinois  Community College
        District 521, 3.625% due 1/1/2007 (Insured: FSA)                    Aaa/NR          300,000         299,973
        Jersey City New Jersey  Municipal  Utilities  Authority,  3.72%
        due 5/15/2009 (Insured: MBIA)                                       Aaa/AAA         575,000         556,358
        Kendall Kane County  Illinois  School 308,  5.50% due 10/1/2011
        (Insured: FGIC)                                                     Aaa/NR          365,000         369,712
        Los Angeles County  California  Metropolitan  Transport,  4.56%
        due 7/1/2010 (Insured: AMBAC)                                       Aaa/AAA       2,775,000       2,720,915
        Los  Angeles  County  California   Pension  Series  C,  0%  due
        6/30/2008 (Insured: MBIA)                                           Aaa/AAA         300,000         276,429
        Maryland State Economic  Development  Corp., 7.25% due 6/1/2008
        (Maryland Tech Development Center Project)                           NR/NR          195,000         196,999
        Mississippi   Development  Bank  Special  Obligation  Refinance
        Taxable Harrison County B, 5.21% due 7/1/2013 (Insured: FSA)        NR/AAA        1,200,000       1,191,972
        Missouri  State  Development  Finance Board Series A, 5.45% due
        3/1/2011 (Crackerneck Creek Project)                                 NR/A+        1,090,000       1,090,632
        Montgomery  County  Maryland  Revenue   Authority,   5.00%  due
        2/15/2012                                                           Aa2/AA          100,000          99,011
        Multnomah  County Oregon School District 1J Refunding  Taxable,
        4.191% due 6/15/2008                                                 A2/A-          650,000         637,994
        New  Jersey  Health  Care  Facilities  Financing,   10.75%  due
        7/1/2010 (ETM)                                                       NR/NR          375,000         415,373
        New  Jersey  Health  Care  Facilities   Financing,   7.70%  due
        7/1/2011 (Insured: Connie Lee)                                      NR/AAA          110,000         114,630
        New Rochelle New York Industrial  Development Agency, 7.15% due
        10/1/2014                                                           Aa2/A+          190,000         202,198
        New York Environmental Facilities, 5.85% due 3/15/2011              NR/AA-        3,500,000       3,593,765
        New York State Housing Finance, 4.46% due 8/15/2009                 Aa1/NR          345,000         338,293
        New York State Urban Development Corp., 4.75% due 12/15/2011        NR/AAA        1,400,000       1,376,326
        Newark New Jersey, 4.70% due 4/1/2011 (Insured: MBIA)               Aaa/NR          845,000         827,982
        Newark New Jersey, 4.90% due 4/1/2012 (Insured: MBIA)               Aaa/NR        1,225,000       1,206,980
        Niagara  Falls  New York  Public  Water,  4.30%  due  7/15/2010
        (Insured: MBIA)                                                     Aaa/AAA         360,000         350,489
        Northwest Open Access  Network  Washington  Revenue,  6.18% due
        12/1/2008 (Insured: AMBAC)                                          Aaa/AAA       1,600,000       1,624,752
        Ohio State Petroleum  Underground Storage,  6.75% due 8/15/2008
        (Insured: MBIA)                                                     Aaa/AAA         445,000         445,334
        Ohio State Taxable  Development  Assistance Series A, 4.88% due
        10/1/2011 (Insured: MBIA)                                           Aaa/AAA         550,000         542,899
        Port Walla Walla Revenue, 5.30% due 12/1/2009                        NR/NR          235,000         230,368
        Providence Rhode Island, 5.59% due 1/15/2008 (Insured: FGIC)        Aaa/AAA         340,000         340,996
        Santa Fe County New Mexico  Charter  School  Taxable  Series B,
        7.55% due 1/15/2010 (ATC Foundation Project)                         NR/NR          190,000         190,243
        Short  Pump  Town  Center  Community  Development,   6.26%  due
        2/1/2009                                                             NR/NR        1,000,000       1,004,890
        Sisters  Providence  Obligation  Group Direct  Obligation Notes
        Series 1997, 7.47% due 10/1/2007                                    Aa2/AA        1,590,000       1,609,144
        Springfield City School District Tax Anticipation  Notes, 6.35%
        due 12/1/2010 (Insured: AMBAC)                                      Aaa/NR        1,400,000       1,428,448
        Springfield City School District Tax Anticipation  Notes, 6.40%
        due 12/1/2011 (Insured: AMBAC)                                      Aaa/NR        1,500,000       1,538,685
        Tazewell  County  Illinois  Community  High  School,  5.20% due
        12/1/2011 (Insured: FSA)                                            Aaa/NR          355,000         355,153
        Tennessee State Taxable Series B, 6.00% due 2/1/2013                Aa2/AA+         500,000         515,920
        Texas  State  Public  Finance  Authority  Revenue,  3.125%  due
        6/15/2007                                                           Aa2/AA          400,000         396,076
        Texas Tech University  Revenue,  6.00% due 8/15/2011  (Insured:
        MBIA)                                                               Aaa/AAA         245,000         253,095
        University of Illinois  Revenue,  6.35% due 4/1/2011  (Insured:
        FGIC)                                                               Aaa/AAA       1,000,000       1,044,000
        Victor New York, 9.20% due 5/1/2014                                  NR/NR        1,250,000       1,286,525
        Virginia Housing  Development  Authority Taxable Rental Housing
        Series I, 7.30% due 2/1/2008                                        Aa1/AA+         505,000         513,166
        Wisconsin State General Revenue,  4.80% due 5/1/2013  (Insured:
        FSA)                                                                Aaa/AAA         200,000         196,030
        Wisconsin State Health & Educational  Facilities Taxable Series
        B, 7.08% due 6/1/2016 (Insured: ACA)                                 NR/A         2,610,000       2,703,307

    TOTAL TAXABLE MUNICIPAL BONDS (Cost $46,343,461)                                                     46,068,057

    SHORT TERM INVESTMENTS -- 5.40%
        American General Finance Corp., 5.33% due 1/5/2007                Prim 1/A-1+    12,000,000      11,992,893
        Toyota Motor Credit Corp., 5.23% due 1/8/2007                     Prim 1/A-1+     6,500,000       6,493,390

    TOTAL SHORT TERM INVESTMENTS (Cost $18,486,283)                                                      18,486,283


    TOTAL INVESTMENTS -- 98.35% (Cost $341,185,408)                                                  $  336,466,995


    OTHER ASSETS LESS LIABILITIES -- 1.65%                                                                5,652,994


    NET ASSETS -- 100.00%                                                                            $  342,119,989


 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Valuation of Investments: The Trust determines the value of investments utilizing an independent pricing service approved by the Board of Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a price is not available from a pricing service for an investment, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.



Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FSA        Insured by Financial Security Assurance Co.
MBIA       Insured by Municipal Bond Investors Assurance





Thornburg Value Fund                                                                              December 31, 2006

CUSIPS: CLASS A - 885-215-731, CLASS B - 885-215-590, CLASS C - 885-215-715,
CLASS I - 885-215-632, CLASS R1 - 885-215-533, CLASS R5 - 885-215-376 NASDAQ
SYMBOLS: CLASS A - TVAFX, CLASS B - TVBFX, CLASS C - TVCFX, CLASS I - TVIFX,
CLASS R1 - TVRFX, CLASS R5 -
TVRRX
                                                                                      Shares/
                                                                                     Principal
                                                                                       Amount            Value

    COMMON STOCK -- 92.13%
      AUTOMOBILES & COMPONENTS -- 1.91%
        Automobiles -- 1.91%
         PSA Peugeot Citroen                                                         967,800      $      64,132,734

                                                                                                         64,132,734
      BANKS -- 4.95%
        Commercial Banks -- 2.84%
         HSBC Holdings plc                                                         5,211,900             95,483,043
        Thrifts & Mortgage Finance -- 2.11%
         Federal Home Loan Mortgage Corp.                                          1,042,909             70,813,521

                                                                                                        166,296,564
      CAPITAL GOODS -- 3.96%
        Industrial Conglomerates -- 3.96%
         General Electric Co.                                                      2,368,700             88,139,327
         Tyco International Ltd.                                                   1,472,300             44,757,920

                                                                                                        132,897,247
      CONSUMER SERVICES -- 2.36%
        Hotels Restaurants & Leisure -- 2.36%
         Las Vegas Sands Corp.+                                                      884,000             79,100,320

                                                                                                         79,100,320
      DIVERSIFIED FINANCIALS -- 7.03%
        Capital Markets -- 1.52%
         Charles Schwab Corp.                                                      2,636,900             50,997,646
        Diversified Financial Services -- 5.51%
         AllianceBernstein Holdings LP                                               313,400             25,197,360
         Citigroup, Inc.                                                           1,675,200             93,308,640
         Nyse Group, Inc.+                                                           685,400             66,620,880

                                                                                                        236,124,526
      ENERGY -- 10.05%
        Oil, Gas & Consumable Fuels -- 10.05%
         Apache Corp.                                                              1,088,737             72,411,898
         ChevronTexaco Corp.                                                       1,132,100             83,243,313
         ConocoPhillips                                                            1,062,200             76,425,290
         Exxon Mobil Corp.                                                         1,374,100            105,297,283

                                                                                                        337,377,784
      FOOD & STAPLES RETAILING -- 2.02%
        Food & Staples Retailing -- 2.02%
         Rite Aid Corp.+                                                          12,481,400             67,898,816

                                                                                                         67,898,816
      HEALTH CARE EQUIPMENT & SERVICES -- 5.57%
        Health Care Equipment & Supplies -- 0.99%
         Cytyc Corp.+                                                              1,175,452             33,265,291
        Health Care Providers & Services -- 4.58%
         Eclipsys Corp.+                                                           2,542,440             52,272,566
         WellPoint, Inc.                                                           1,290,350            101,537,642

                                                                                                        187,075,499
      INSURANCE -- 2.72%
        Insurance -- 2.72%
         American International Group, Inc.                                        1,277,100             91,516,986

                                                                                                         91,516,986
      MATERIALS -- 6.83%
        Chemicals -- 1.86%
         Air Products & Chemicals, Inc.                                              890,700             62,598,396
        Metals & Mining -- 4.97%
         Alcoa, Inc.                                                               3,166,300             95,020,663
         Southern Copper Corp.                                                     1,334,268             71,903,702

                                                                                                        229,522,761
      MEDIA -- 3.80%
        Media -- 3.80%
         Comcast Corp.+                                                            1,754,600             73,482,648
         DIRECTV Group, Inc.+                                                      2,168,485             54,082,016

                                                                                                        127,564,664
      PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES -- 5.85%
        Life Sciences Tools & Services -- 2.40%
         Thermo Fisher Scientific, Inc.+                                           1,776,800             80,471,272
        Pharmaceuticals -- 3.45%
         Johnson & Johnson                                                           758,413             50,070,426
         Teva Pharmaceutical Industries Ltd. ADR                                   2,122,800             65,976,624

                                                                                                        196,518,322
      RETAILING -- 4.01%
        Multiline Retail -- 2.38%
         Target Corp.                                                              1,398,100             79,761,605
        Specialty Retail -- 1.63%
         Abercrombie & Fitch Co.                                                     786,400             54,757,032

                                                                                                        134,518,637
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.82%
        Semiconductors & Semiconductor Equipment -- 1.82%
         MEMC Electronic Materials, Inc.+                                          1,557,576             60,963,525

                                                                                                         60,963,525
      SOFTWARE & SERVICES -- 7.93%
        Internet Software & Services -- 1.50%
         Google, Inc.+                                                               109,467             50,407,364
        It Services -- 1.48%
         Bearingpoint, Inc. Co.+                                                   6,317,860             49,721,558
        Software -- 4.95%
         Microsoft Corp.                                                           3,283,200             98,036,352
         Oracle Corp.+                                                             3,973,600             68,107,504

                                                                                                        266,272,778
      TECHNOLOGY HARDWARE & EQUIPMENT -- 4.25%
        Communications Equipment -- 1.45%
         Motorola, Inc.                                                            2,373,100             48,790,936
        Computers & Peripherals -- 2.80%
         Dell, Inc.+                                                               3,738,200             93,791,438

                                                                                                        142,582,374
      TELECOMMUNICATION SERVICES -- 9.60%
        Diversified Telecommunication Services -- 3.83%
         Chunghwa Telecom Co. Ltd. ADR                                             3,280,760             64,729,395
         Level 3 Communications, Inc.+                                            11,416,900             63,934,640
        Wireless Telecommunication Services -- 5.77%
         American Tower Corp.+                                                     1,828,600             68,170,208
         China Mobile Ltd.                                                         7,155,700             61,959,090
         NII Holdings, Inc.+                                                         987,413             63,628,894

                                                                                                        322,422,227
      TRANSPORTATION -- 5.52%
        Airlines -- 2.44%
         JetBlue Airways Corp.+                                                    5,773,600             81,985,120
        Road & Rail -- 3.08%
         Hertz Global Hldgs, Inc.+                                                 5,947,400            103,425,286

                                                                                                        185,410,406
      UTILITIES -- 1.95%
        Electric Utilities -- 1.95%
         Entergy Corp.                                                               707,800             65,344,096

                                                                                                         65,344,096

    TOTAL COMMON STOCK (Cost $2,560,821,371)                                                          3,093,540,266

                                                                                   Shares/
                                                                                  Principal
                                                                                    Amount                Value
    CORPORATE BONDS -- 1.32%
      TELECOMMUNICATION SERVICES -- 1.32%
        Diversified Telecommunication Services -- 1.32%
         Level 3 Communications, Inc., 11.50%, 3/1/2010                     $     27,900,000             29,574,000
         Level 3 Financing, Inc., 9.25%, 11/1/2014                                14,500,000             14,790,000

                                                                                                         44,364,000

    TOTAL CORPORATE BONDS (Cost $41,194,287)                                                             44,364,000

    CONVERTIBLE BONDS -- 2.49%
      PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES -- 0.21%
        Biotechnology -- 0.21%
         Cubist Pharmaceuticals, Inc., 2.25%, 6/15/2013                            7,600,000              6,868,500

                                                                                                          6,868,500
      TELECOMMUNICATION SERVICES -- 2.28%
        Diversified Telecommunication Services -- 2.28%
         Level 3 Communications, Inc., 6.00%, 9/15/2009                           20,700,000             19,354,500
         Level 3 Communications, Inc., 6.00%, 3/15/2010                           62,100,000             57,287,250

                                                                                                         76,641,750

    TOTAL CONVERTIBLE BONDS (Cost $66,562,468)                                                           83,510,250

    SHORT TERM INVESTMENTS -- 3.14%
         American Express Credit Corp., 5.24%, 1/2/2007                           58,000,000             57,991,557
         Toyota Credit de Puerto Rico, 5.26%, 1/8/2007                            33,500,000             33,465,737
         Toyota Credit de Puerto Rico, 5.26%, 1/5/2007                            14,000,000             13,991,818

    TOTAL SHORT TERM INVESTMENTS (Cost $105,449,113)                                                    105,449,112


    TOTAL INVESTMENTS -- 99.08% (Cost $2,774,027,239)                                             $   3,326,863,629


    OTHER ASSETS LESS LIABILITIES -- 0.92%                                                               30,950,118


    NET ASSETS -- 100.00%                                                                         $   3,357,813,747


 Footnote Legend
+ Non-income producing

Valuation of Securities: Investments are stated at value based on latest sales prices, normally at 4:00 pm EST reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices or in accordance with such other method as the Trustees may authorize. In any case where a market quotation is not readily available, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt




Thornburg International Value Fund                                                                December 31, 2006

CUSIPS: CLASS A - 885-215-657, CLASS B - 885-215-616, CLASS C - 885-215-640,
CLASS I - 885-215-566, CLASS R1 - 885-215-525, CLASS R5 - 885-215-368 NASDAQ
SYMBOLS: CLASS A - TGVAX, CLASS B - THGBX, CLASS C - THGCX, CLASS I - TGVIX,
CLASS R1 - TGVRX, CLASS R5 -
TIVRX
                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                Value

    COMMON STOCK -- 95.75%
      AUTOMOBILES & COMPONENTS -- 3.37%
        Automobiles -- 3.37%
         Hyundai Motor Co.                                                         1,908,900      $     138,343,935
         Toyota Motor Corp.                                                        2,986,800            199,780,917

                                                                                                        338,124,852
      BANKS -- 9.40%
        Commercial Banks -- 9.40%
         Bank of Yokohama                                                         21,114,010            165,356,559
         Barclays plc                                                             14,757,000            210,927,799
         China Merchants Bank Co., Ltd.                                          111,548,700            236,339,891
         Lloyds TSB Group plc                                                     12,690,300            142,004,140
         Shinhan Financial Group Co.                                               3,708,354            189,405,178

                                                                                                        944,033,567
      CAPITAL GOODS -- 4.39%
        Aerospace & Defense -- 1.23%
         Embraer Brasileira de Aeronautica ADR                                     2,977,928            123,375,557
        Machinery -- 3.16%
         Fanuc Ltd.                                                                1,244,900            122,601,807
         Komatsu Ltd.                                                              9,612,400            195,066,980

                                                                                                        441,044,344
      COMMERCIAL SERVICES & SUPPLIES -- 1.30%
        Commercial Services & Supplies -- 1.30%
         Secom Co.                                                                 2,521,000            130,705,181

                                                                                                        130,705,181
      CONSUMER DURABLES & APPAREL -- 5.13%
        Household Durables -- 1.62%
         Sharp Corp.                                                               9,469,211            163,118,210
        Textiles, Apparel & Luxury Goods -- 3.51%
         Adidas-Salomon AG                                                         3,247,300            161,733,370
         LVMH Moet Hennessy Louis Vuitton SA                                       1,807,796            190,791,185

                                                                                                        515,642,765
      CONSUMER SERVICES -- 3.26%
        Hotels Restaurants & Leisure -- 3.26%
         Carnival plc                                                              3,461,100            175,384,538
         OPAP SA                                                                   3,926,212            151,752,284

                                                                                                        327,136,822
      DIVERSIFIED FINANCIALS -- 6.39%
        Capital Markets -- 2.51%
         UBS AG                                                                    4,151,460            252,290,204
        Diversified Financial Services -- 3.88%
         Deutsche Boerse AG                                                          957,509            176,221,283
         Hong Kong Exchanges & Clearing Ltd.                                      19,380,800            213,285,227

                                                                                                        641,796,714
      ENERGY -- 9.49%
        Energy Equipment & Services -- 1.23%
         Schlumberger Ltd.                                                         1,952,000            123,288,320
        Oil, Gas & Consumable Fuels -- 8.26%
         Canadian Natural Resources Ltd.                                           3,884,200            207,008,558
         China Petroleum & Chemical Corp.                                        305,985,785            283,236,395
         Eni S.p.A.                                                                6,836,700            229,951,562
         Lukoil Co.                                                                  494,900             43,254,260
         Lukoil Co. Sponsored ADR                                                    758,600             66,301,640

                                                                                                        953,040,735
      FOOD & STAPLES RETAILING -- 3.74%
        Food & Staples Retailing -- 3.74%
         Carrefour SA                                                              2,579,200            156,410,689
         WalMart de Mexico                                                        49,872,400            219,423,787

                                                                                                        375,834,476
      FOOD BEVERAGE & TOBACCO -- 3.21%
        Beverages -- 1.90%
         Sabmiller plc                                                             8,280,150            190,497,357
        Food Products -- 1.31%
         Cadbury Schweppes plc                                                    12,290,541            131,514,624

                                                                                                        322,011,981
      HOUSEHOLD & PERSONAL PRODUCTS -- 3.81%
        Household Products -- 2.11%
         Reckitt Benckiser plc                                                     4,622,930            211,266,701
        Personal Products -- 1.70%
         Shiseido Co., Ltd.                                                        7,891,700            171,090,173

                                                                                                        382,356,874
      INSURANCE -- 1.98%
        Insurance -- 1.98%
         Swiss Re                                                                  2,333,400            198,391,662

                                                                                                        198,391,662
      MATERIALS -- 4.86%
        Chemicals -- 3.47%
         Air Liquide SA                                                              776,730            184,455,522
         Givaudan AG                                                                 177,329            164,158,483
        Metals & Mining -- 1.39%
         Rio Tinto plc                                                             2,613,900            139,107,743

                                                                                                        487,721,748
      MEDIA -- 4.44%
        Media -- 4.44%
         JC Decaux SA                                                              3,447,763             98,670,448
         Rogers Communications, Inc.+                                              8,457,800            251,670,591
         Shaw Communications+                                                      3,017,900             95,520,035

                                                                                                        445,861,074
      PHARMACEUTICALS BIOTECHNOLOGY & LIFE
      SCIENCES -- 9.36%
        Pharmaceuticals -- 9.36%
         Novartis AG                                                               1,232,300             71,045,609
         Novartis AG ADR                                                           2,388,700            137,206,928
         Novo Nordisk A/S                                                          2,306,300            192,096,401
         Roche Holdings AG                                                         1,630,400            292,361,428
         Teva Pharmaceutical Industries Ltd. ADR                                   7,943,100            246,871,548

                                                                                                        939,581,914
      REAL ESTATE -- 1.35%
        Real Estate Management & Development -- 1.35%
         China Overseas Land & Investment                                        101,564,252            136,057,944

                                                                                                        136,057,944
      RETAILING -- 4.71%
        Multiline Retail -- 2.19%
         Next Group plc                                                            6,242,900            220,024,867
        Specialty Retail -- 2.52%
         Kingfisher plc                                                           35,025,705            163,564,161
         Yamada Denki Co Ltd.                                                      1,050,008             89,114,582

                                                                                                        472,703,610
      SOFTWARE & SERVICES -- 2.99%
        Software -- 2.99%
         Amdocs Ltd.+                                                              4,776,600            185,093,250
         Sap AG                                                                    2,167,600            115,197,573

                                                                                                        300,290,823
      TELECOMMUNICATION SERVICES -- 8.65%
        Diversified Telecommunication Services -- 2.21%
         France Telecom SA                                                         8,027,100            221,989,850
        Wireless Telecommunication Services -- 6.44%
         America Movil S.A. de C.V.                                                6,089,644            275,373,702
         China Mobile Ltd.                                                        21,302,400            184,451,183
         Vodafone Group plc ADR                                                    6,713,055            186,488,668

                                                                                                        868,303,403
      TRANSPORTATION -- 1.99%
        Transportation Infrastructure -- 1.99%
         China Merchants Holdings International Co. Ltd.                          48,764,100            199,989,045

                                                                                                        199,989,045
      UTILITIES -- 1.93%
        Electric Utilities -- 1.93%
         E. ON AG                                                                  1,431,900            194,367,184

                                                                                                        194,367,184

    TOTAL COMMON STOCK (Cost $7,584,066,227)                                                          9,614,996,718

    SHORT TERM INVESTMENTS -- 4.19%
         Abbey National, 5.18%, 1/16/2007                                         55,000,000             54,881,292
         American Express Credit Corp., 5.17%, 1/12/2007                          42,500,000             42,432,862
         American Express Credit Corp., 5.24%, 1/3/2007                           43,000,000             42,987,482
         American General Finance Corp., 5.25%, 1/2/2007                          39,000,000             38,994,312
         American General Finance Corp., 5.26%, 1/22/2007                         48,000,000             47,852,720
         General Electric Cap Corp., 5.21%, 1/2/2007                              27,000,000             26,996,092
         General Electric Cap Corp., 5.21%, 1/4/2007                              27,500,000             27,488,060
         HSBC Finance Corp., 5.17%, 1/10/2007                                     42,500,000             42,445,069
         Toyota Motor Credit Corp., 5.23%, 1/24/2007                              57,000,000             56,809,541
         Toyota Motor Credit Corp., 5.26%, 1/8/2007                               40,000,000             39,959,089

    TOTAL SHORT TERM INVESTMENTS (Cost $420,846,520)                                                    420,846,519


    TOTAL INVESTMENTS -- 99.94% (Cost $8,004,912,747)                                                10,035,843,238


    OTHER ASSETS LESS LIABILITIES -- 0.06%                                                                5,839,343


    NET ASSETS -- 100.00%                                                                            10,041,682,581


 Footnote Legend
+ Non-income producing

Valuation of Securities: Investments are stated at value based on latest sales prices, normally at 4:00 pm EST reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices or in accordance with such other method as the Trustees may authorize. In any case where a market quotation is not readily available, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt




Thornburg Core Growth Fund                                                                        December 31, 2006

CUSIPS: CLASS A - 885-215-582, CLASS C - 885-215-574, CLASS I - 885-215-475,
CLASS R1 - 885-215-517, CLASS R5 - 855-215-350
NASDAQ SYMBOLS: CLASS A - THCGX, CLASS C - TCGCX, CLASS I - THIGX,
CLASS R1 - THCRX, CLASS R5 - THGRX

                                                                                      Shares/
                                                                                     Principal
                                                                                       Amount                Value

    COMMON STOCK -- 95.14%
      CAPITAL GOODS -- 1.69%
        Building Products -- 1.69%
         Nice SpA+                                                                 3,016,828      $      25,945,102

                                                                                                         25,945,102
      COMMERCIAL SERVICES & SUPPLIES -- 1.88%
        Commercial Services & Supplies -- 1.88%
         Paxys, Inc.+                                                             17,281,600              6,958,443
         PeopleSupport, Inc.+                                                      1,034,384             21,773,783

                                                                                                         28,732,226
      CONSUMER SERVICES -- 11.49%
        Diversified Consumer Services -- 1.84%
         Bright Horizons Family Solutions, Inc.+                                     729,151             28,188,977
        Hotels Restaurants & Leisure -- 9.65%
         FU JI Food & Catering Services                                            9,428,100             24,423,874
         Las Vegas Sands Corp.+                                                      657,400             58,824,152
         Melco International Development Ltd.                                      9,452,900             22,482,888
         Wyndham Worldwide Corp.+                                                  1,312,800             42,035,856

                                                                                                        175,955,747
      DIVERSIFIED FINANCIALS -- 7.92%
        Capital Markets -- 2.91%
         Affiliated Managers Group, Inc.+                                            423,925             44,567,236
        Diversified Financial Services -- 5.01%
         CBOT Holdings, Inc. Class A+                                                282,300             42,759,981
         Nyse Group, Inc.+                                                           349,246             33,946,711

                                                                                                        121,273,928
      ENERGY -- 2.00%
        Oil, Gas & Consumable Fuels -- 2.00%
         ATP Oil & Gas Corp.+                                                        775,446             30,684,398

                                                                                                         30,684,398
      FOOD & STAPLES RETAILING -- 1.08%
        Food & Staples Retailing -- 1.08%
         Celestial Nutrifoods Ltd.+                                               16,736,000             16,476,844

                                                                                                         16,476,844
      FOOD BEVERAGE & TOBACCO -- 1.10%
        Food Products -- 1.10%
         China Milk Products Group Ltd.+                                          18,588,000             16,845,848

                                                                                                         16,845,848
      HEALTH CARE EQUIPMENT & SERVICES -- 9.30%
        Health Care Equipment & Supplies -- 3.20%
         Cytyc Corp.+                                                              1,734,100             49,075,030
        Health Care Providers & Services -- 3.81%
         WellPoint, Inc.+                                                            741,500             58,348,635
        Health Care Technology -- 2.29%
         Allscripts Healthcare Solutions, Inc.+                                    1,297,189             35,011,131

                                                                                                        142,434,796
      MEDIA -- 1.87%
        Media -- 1.87%
         DIRECTV Group, Inc.+                                                      1,146,621             28,596,728

                                                                                                         28,596,728
      PHARMACEUTICALS BIOTECHNOLOGY & LIFE
      SCIENCES -- 4.46%
        Pharmaceuticals -- 4.46%
         Gilead Sciences, Inc.+                                                      889,050             57,726,017
         Santarus, Inc.+                                                           1,356,899             10,624,519

                                                                                                         68,350,536
      RETAILING -- 7.16%
        Internet & Catalog Retail -- 1.95%
         Vistaprint Ltd.+                                                            903,034             29,899,456
        Multiline Retail -- 2.01%
         Kohl's Corp.+                                                               449,300             30,745,599
        Specialty Retail -- 3.20%
         Lowe's Cos. Inc.                                                          1,573,500             49,014,525

                                                                                                        109,659,580
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.63%
        Semiconductors & Semiconductor Equipment -- 4.63%
         Austriamicrosystems AG+                                                     410,534             28,806,448
         On Semiconductor Corp.+                                                   5,574,003             42,195,203

                                                                                                         71,001,651
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.91%
         MEMC Electronic Materials, Inc.+                                          1,137,600             44,525,664

                                                                                                         44,525,664
      SOFTWARE & SERVICES -- 19.42%
        Internet Software & Services -- 6.34%
         Equinix, Inc.+                                                              459,900             34,777,638
         Google, Inc.+                                                               135,250             62,279,920
        It Services -- 4.76%
         Satyam Computer                                                           1,474,400             16,151,442
         Western Union Co.                                                         2,531,200             56,749,504
        Software -- 8.32%
         Amdocs Ltd.+                                                              1,758,025             68,123,469
         Microsoft Corp.                                                           1,989,500             59,406,470

                                                                                                        297,488,443
      TECHNOLOGY HARDWARE & EQUIPMENT -- 5.02%
        Communications Equipment -- 1.81%
         Riverbed Technology, Inc.+                                                  903,816             27,747,151
        Computers & Peripherals -- 3.21%
         Diebold, Inc.                                                             1,055,400             49,181,640

                                                                                                         76,928,791
      TELECOMMUNICATION SERVICES -- 1.97%
        Wireless Telecommunication Services -- 1.97%
         America Movil SA                                                         13,414,000             30,247,620

                                                                                                         30,247,620
      TRANSPORTATION -- 5.69%
        Airlines -- 4.96%
         Copa Holdings SA                                                            749,740             34,907,894
         JetBlue Airways Corp.+                                                    2,896,400             41,128,880
        Road & Rail -- 0.73%
         Hertz Global Holdings, Inc.+                                                640,300             11,134,817

                                                                                                         87,171,591
      UTILITIES -- 5.55%
        Independent Power Producers & Energy Traders -- 2.69%
         Pnoc Energy Development Corp.+                                          416,685,900             41,201,358
        Industrial Power Production / Energy Trading -- 2.86%
         Ormat Technologies, Inc.                                                  1,190,708             43,841,869

                                                                                                         85,043,227

    TOTAL COMMON STOCK (Cost $1,252,049,682)                                                          1,457,362,720

    SHORT TERM INVESTMENTS -- 7.11%
         American General Finance Corp., 5.25%, 1/5/2007                          51,000,000             50,970,250
         Toyota Motor Credit Corp., 5.20%, 1/2/2007                               39,000,000             38,994,366
         Toyota Motor Credit Corp. - Puerto Rico, 5.26%, 1/8/2007                 19,000,000             18,980,567

    TOTAL SHORT TERM INVESTMENTS (Cost $108,945,184)                                                    108,945,183


    TOTAL INVESTMENTS -- 102.25% (Cost $1,360,994,866)                                            $   1,566,307,904


    LIABILITIES NET OF OTHER ASSETS -- (2.25)%                                                         (34,418,813)


    NET ASSETS -- 100.00%                                                                         $   1,531,889,091


 Footnote Legend
+ Non-income producing

Valuation of Securities: Investments are stated at value based on latest sales prices, normally at 4:00 pm EST reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices or in accordance with such other method as the Trustees may authorize. In any case where a market quotation is not readily available, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.




Thornburg Investment Income Builder Fund                                                          December 31, 2006

CUSIPS: CLASS A - 885-215-558, CLASS C - 885-215-541, CLASS I - 885-215-467,
CLASS R1 - 885-215-384
NASDAQ SYMBOLS: CLASS A - TIBAX, CLASS C - TIBCX, CLASS I - TIBIX,
CLASS R1 - TIBRX
                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                Value

    COMMON STOCK -- 79.71%
      BANKS -- 13.75%
        Commercial Banks -- 13.75%
         Bank of America Corp.                                                     1,050,000      $      56,059,500
         Barclays plc                                                              3,000,000             42,880,219
         BBVA                                                                      2,500,000             60,194,285
         EFG Eurobank Ergasias                                                     1,000,000             36,222,175
         Industrial & Commercial Bank of China+                                    8,200,000              5,112,943
         Liechtenstein Landesbank                                                     39,150             33,896,799
         Lloyds TSB Group plc                                                      1,500,000             16,784,963
         US Bancorp                                                                1,750,000             63,332,500

                                                                                                        314,483,384
      CAPITAL GOODS -- 3.50%
        Industrial Conglomerates -- 3.50%
         General Electric Co.                                                      2,150,000             80,001,500

                                                                                                         80,001,500
      COMMERCIAL SERVICES & SUPPLIES -- 4.09%
        Commercial Services & Supplies -- 1.18%
         Synagro Technologies, Inc. (1)                                            6,086,800             26,903,656
        Hotels Restaurants & Leisure -- 2.91%
         McDonald's Corp.                                                          1,500,000             66,495,000

                                                                                                         93,398,656
      CONSUMER SERVICES -- 3.97%
        Hotels Restaurants & Leisure -- 3.97%
         Berjaya Sports Toto Berhad                                               17,000,000             23,129,252
         OPAP SA                                                                   1,750,000             67,639,367

                                                                                                         90,768,619
      DIVERSIFIED FINANCIALS -- 5.79%
        Capital Markets -- 1.96%
         GMP Capital Trust                                                         1,395,700             26,091,206
         WP Stewart & Co. Ltd.                                                     1,172,700             18,575,568
        Diversified Financial Services -- 3.83%
         AllianceBernstein Holdings LP                                               350,000             28,140,000
         Bolsas y Mercados Espanoles                                                 800,000             33,085,736
         Hong Kong Exchanges & Clearing Ltd.                                       2,400,000             26,411,941

                                                                                                        132,304,451
      ENERGY -- 8.73%
        Energy Equipment & Services -- 0.96%
         Precision Drilling Trust                                                    950,000             21,995,455
        Oil, Gas & Consumable Fuels -- 7.77%
         Canadian Oil Sands Trust                                                  1,425,000             39,848,433
         Centennial Coal Co. Ltd. (1)                                             10,448,692             23,340,923
         ChevronTexaco Corp.                                                       1,100,000             80,883,000
         Eni S.p.A.                                                                1,000,000             33,634,877

                                                                                                        199,702,688
      FOOD & STAPLES RETAILING -- 1.47%
        Food & Staples Retailing -- 1.47%
         FU JI Food & Catering Services                                           13,000,000             33,677,024

                                                                                                         33,677,024
      FOOD BEVERAGE & TOBACCO -- 6.09%
        Food Products -- 1.83%
         Reddy Ice Holdings, Inc. (1)                                              1,618,200             41,781,924
        Tobacco -- 4.26%
         Altria Group, Inc.                                                          850,000             72,947,000
         Universal Corp.                                                             500,000             24,505,000

                                                                                                        139,233,924
      MATERIALS -- 1.47%
        Metals & Mining -- 1.47%
         Southern Copper Corp.                                                       625,000             33,681,250

                                                                                                         33,681,250
      MEDIA -- 2.22%
        Media -- 2.22%
         Mediaset S.p.A.                                                           3,000,000             35,601,751
         Sinclair Broadcast Group, Inc.                                            1,452,107             15,247,124

                                                                                                         50,848,875
      PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES -- 2.02%
        Pharmaceuticals -- 2.02%
         Sanofi-Aventis                                                              500,000             46,168,752

                                                                                                         46,168,752
      REAL ESTATE -- 2.79%
        Real Estate Investment Trusts -- 2.79%
         Host Hotels & Resorts, Inc.                                               2,600,000             63,830,000

                                                                                                         63,830,000
      TELECOMMUNICATION SERVICES -- 10.76%
        Diversified Telecommunication Services -- 8.00%
         Brasil Telecom SA                                                     1,500,000,000             24,572,900
         France Telecom SA                                                         1,450,000             40,099,822
         Matav RT                                                                  5,000,000             27,776,706
         Telefonica SA                                                             4,250,000             90,436,633
        Wireless Telecommunication Services -- 2.76%
         China Mobile Ltd.                                                         2,000,000             17,317,409
         Vodafone Group plc                                                       16,500,000             45,714,425

                                                                                                        245,917,895
      TRANSPORTATION -- 4.72%
        Transportation Infrastructure -- 4.72%
         Hopewell Highway                                                         15,643,500             13,414,518
         Macquarie Airports                                                       16,000,000             45,466,565
         Macquarie Infrastructure Co.                                                725,000             25,723,000
         Shenzhen Chiwan Wharf Holdings Ltd.                                      11,732,419             23,334,215

                                                                                                        107,938,298
      UTILITIES -- 8.34%
        Electric Utilities -- 6.30%
         Enel S.p.A.                                                               6,350,000             65,507,817
         Entergy Corp.                                                               850,000             78,472,000
        Industrial Power Production / Energy Trading -- 1.32%
         Algonquin Power Income Fund Trust (1)                                     3,551,600             30,242,583
        Multi-utilities -- 0.72%
         RWE AG                                                                      150,000             16,533,627

                                                                                                        190,756,027

    TOTAL COMMON STOCK (Cost $1,581,694,698)                                                          1,822,711,343

    PREFERRED STOCK -- 1.31%
      BANKS -- 0.54%
        Commercial Banks -- 0.54%
         First Tennessee Bank                                                         12,000             12,412,500

                                                                                                         12,412,500
      DIVERSIFIED FINANCIALS -- 0.77%
        Capital Markets -- 0.14%
         Morgan Stanley                                                              120,000              3,042,000
        Diversified Financial Services -- 0.63%
         Lehman Brothers Holdings, Inc.                                              140,000              3,617,600
         Merrill Lynch & Co., Inc.                                                   420,000             10,836,000

                                                                                                         17,495,600

    TOTAL PREFERRED STOCK (Cost $29,008,250)                                                             29,908,100

    CORPORATE BONDS -- 8.45%
      COMMERCIAL SERVICES & SUPPLIES -- 0.94%
        Commercial Services & Supplies -- 0.94%
         Allied Waste North America, Inc., 6.375%, 4/15/2011                    $    500,000                493,750
         Valassis Communications, 6.625%, 1/15/2009                               21,025,000             20,841,031
         Waste Management, Inc., 7.375%, 8/1/2010                                    175,000                186,149

                                                                                                         21,520,930
      DIVERSIFIED FINANCIALS -- 1.86%
        Consumer Finance -- 0.91%
         Capital One Financial Corp., 6.15%, 9/1/2016                             20,000,000             20,684,240
        Diversified Financial Services -- 0.95%
         Capital One Bank, 6.70%, 5/15/2008                                          655,000                665,868
         Capital One Bank, 6.50%, 6/13/2013                                        1,500,000              1,581,195
         SLM Corp. CPI Floating Rate Note, 4.18%, 1/31/2014                       13,080,000             12,244,973
         SLM Corp. CPI Floating Rate Note, 3.26%, 3/2/2009                         7,500,000              7,273,350

                                                                                                         42,449,626
       ENERGY -- 1.35%
        Oil, Gas & Consumable Fuels -- 1.35%
         Griffin Coal Mining Ltd., 9.50%, 12/1/2016                               25,000,000             25,750,000
         Murphy Oil Corp., 6.375%, 5/1/2012                                        5,000,000              5,110,500

                                                                                                         30,860,500
      FOOD BEVERAGE & TOBACCO -- 0.17%
        Beverages -- 0.17%
         Diageo Capital plc, 5.50%, 9/30/2016                                      4,000,000              3,949,188

                                                                                                          3,949,188
      INSURANCE -- 0.39%
        Insurance -- 0.39%
         AAG Holding Co., Inc., 6.875%, 6/1/2008                                     335,000                338,443
         Liberty Mutual Group, Inc., 5.75%, 3/15/2014                              1,000,000                996,292
         Old Republic International Corp., 7.00%, 6/15/2007                        1,000,000              1,003,995
         Pacific Life Global Funding CPI Floating Rate Note, 3.49%, 2/6/2016       2,000,000              1,887,040
         Premium Asset Trust, 4.125%, 3/12/2009                                    5,000,000              4,700,000

                                                                                                          8,925,770
      MEDIA -- 0.05%
        Media -- 0.05%
         AOL Time Warner, Inc., 6.875%, 5/1/2012                                     425,000                449,118
         Independent News & Media plc, 5.75%, 5/17/2009                              600,000                799,951

                                                                                                          1,249,069
      PHARMACEUTICALS BIOTECHNOLOGY & LIFE
      SCIENCES -- 0.20%
        Biotechnology -- 0.20%
         Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
         Certificate CPI Floating Rate Note, 3.16%, 2/1/2014                       5,000,000              4,610,250

                                                                                                          4,610,250
      REAL ESTATE -- 0.45%
        Real Estate -- 0.45%
         Agile Property Holdings Ltd, 9.00%, 9/22/2013                            10,000,000             10,300,000

                                                                                                         10,300,000
      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.24%
        Computers & Peripherals -- 0.15%
         Jabil Circuit, Inc., 5.875%, 7/15/2010                                    3,485,000              3,460,340
        Technology Hardware & Equipment -- 0.09%
         Cisco Systems, Inc., 5.451%, 2/20/2009                                    2,000,000              2,001,912

                                                                                                          5,462,252
      TELECOMMUNICATION SERVICES -- 2.08%
        Diversified Telecommunication Services -- 2.08%
         Level 3 Communications, Inc., 11.50%, 3/1/2010                           19,500,000             20,670,000
         Level 3 Financing, Inc., 9.25%, 11/1/2014                                16,000,000             16,320,000
         Level 3 Financing, Inc. Senior Notes, 12.25%, 3/15/2013                   7,000,000              7,927,500
         TCI Communications, Inc., 7.875%, 8/1/2013                                2,285,000              2,540,817

                                                                                                         47,458,317
      TRANSPORTATION -- 0.22%
        Air Freight & Logistics -- 0.22%
         FedEx Corp., 5.50%, 8/15/2009                                             5,000,000              5,018,990

                                                                                                          5,018,990
      UTILITIES -- 0.50%
        Electric Utilities -- 0.30%
         Monongahela Power, 5.70%, 3/15/2017                                       7,000,000              6,995,051
        Gas Utilities -- 0.20%
         Oneok Partners, LP Senior Notes, 5.90%, 4/1/2012                          3,000,000              3,034,110
         Sonat, Inc., 7.625%, 7/15/2011                                            1,400,000              1,484,000

                                                                                                         11,513,161

    TOTAL CORPORATE BONDS (Cost $189,043,545)                                                           193,318,053

    TAXABLE MUNICIPAL BONDS -- 0.29%
         Michigan Public Educational Facilities Authority, 5.70%, 8/31/2007        1,295,000              1,295,609
         Short Pump Town Center Community Development, 6.26%, 2/1/2009             2,000,000              2,009,780
         Victor New York, 9.05%, 5/1/2008                                          1,175,000              1,179,994
         Victor New York, 9.20%, 5/1/2014                                          2,000,000              2,058,440

    TOTAL TAXABLE MUNICIPAL BONDS (Cost $6,625,016)                                                       6,543,823

    U.S. GOVERNMENT AGENCIES -- 1.05%
         Federal National Mtg Assoc CPI Floating Rate Note, 3.20%, 2/17/2009       2,000,000              1,949,700
         Federal National Mtg Assoc Remic Series 2006-B1 Class AB, 6.00%,
         6/25/2016                                                                22,067,118             22,105,435

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $23,973,995)                                                    24,055,135

    FOREIGN BONDS -- 0.61%
         Alberta Treasury Notes, 4.10%, 6/1/2011                                  10,000,000              8,565,022
         Australian Government, 8.75%, 8/15/2008                                   6,500,000              5,329,644

    TOTAL            FOREIGN BONDS (Cost $14,176,553)                                                    13,894,666

    SHORT TERM INVESTMENTS -- 8.05%
         American Express Credit Corp., 5.24%, 1/3/2007                           13,000,000             12,996,216
         American Express Credit Corp., 5.17%, 1/12/2007                          42,500,000             42,432,862
         Federal Home Loan Bank Discount Corp., 5.16%, 1/12/2007                  55,000,000             54,929,325
         General Electric, 5.17%, 1/4/2007                                        12,300,000             12,294,701
         HSBC Finance Corp., 5.24%, 1/10/2007                                     15,000,000             14,980,350
         Toyota Motor Credit Corp., 5.26%, 1/2/2007                               27,000,000             26,996,055
         Toyota Motor Credit Corp., 5.23%, 1/18/2007                              19,500,000             19,451,840

    TOTAL SHORT TERM INVESTMENTS (Cost $184,065,476)                                                    184,081,349


    TOTAL INVESTMENTS -- 99.47% (Cost $2,028,587,533)                                             $   2,274,512,468


    OTHER ASSETS LESS LIABILITIES -- 0.53%                                                               12,159,524


    NET ASSETS -- 100.00%                                                                         $   2,286,671,992


 Footnote Legend
+ Non-income producing
 (1) Investment in Affiliates Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:


                               Shares at          Gross         Gross         Shares at         Market Value         Dividend
              Issuer         Sept. 30, 2006      Additions    Reductions     Dec. 31, 2006     Dec. 31, 2006         Income

Algonquin Power Income Trust        0           3,551,600         0           3,551,600          30,242,583           291,730
Centennial Coal Co. Ltd.        6,448,692       4,000,000         0          10,448,692          23,340,923              0
Reddy Ice                       1,200,000         418,200         0           1,618,200          41,781,924           647,280
Synagro Technologies, Inc.      6,086,800            0            0           6,086,800          26,903,656           304,340

Total non-controlled "affiliated companies" - - 5.35% of Net Assets



Valuation of Securities: Investments are stated at value based on latest sales prices, normally at 4:00 pm EST reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices or in accordance with such other method as the Trustees may authorize. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST. When quotations are not readily available, securities are valued at evaluated prices as determined by the pricing service using methods which include consideration of yields or prices of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. In any case where a market quotation is not readily available, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
REMIC      Real Estate Mortgage Investment Conduit




Thornburg Global Opportunities Fund                                                               December 31, 2006

CUSIPS: CLASS A - 885-215-343, CLASS C - 885-215-335, CLASS I - 885-215-327
NASDAQ SYMBOLS: CLASS A - THOAX, CLASS C - THOCX, CLASS I - THOIX

                                                                                      Shares/
                                                                                     Principal
                                                                                       Amount                Value

    COMMON STOCK -- 96.21%
      BANKS -- 10.78%
        Commercial Banks -- 10.78%
         China Merchants Bank Co., Ltd                                               769,500      $       1,630,351
         Industrial & Commercial Bank of China+                                    3,121,000              1,946,036
         Shinhan Financial Group Co., Ltd.                                            56,251              2,873,035
         US Bancorp                                                                   16,400                593,516

                                                                                                          7,042,938
      COMMERCIAL SERVICES & SUPPLIES -- 1.58%
        Commercial Services & Supplies -- 1.58%
         FTI Consulting Inc.+                                                         37,100              1,034,719

                                                                                                          1,034,719
      CONSUMER SERVICES -- 4.01%
        Hotels Restaurants & Leisure -- 4.01%
         Las Vegas Sands Corp.+                                                       10,700                957,436
         OPAP SA                                                                      43,100              1,665,861

                                                                                                          2,623,297
      DIVERSIFIED FINANCIALS -- 11.77%
        Capital Markets -- 4.45%
         Charles Schwab Corp.                                                         48,800                943,792
         UBS AG                                                                       32,300              1,962,917
        Diversified Financial Services -- 7.32%
         Hong Kong Exchanges & Clearing Ltd.                                         194,100              2,136,066
         Resource America, Inc.                                                      100,300              2,647,920

                                                                                                          7,690,695
      ENERGY -- 15.87%
        Oil, Gas & Consumable Fuels -- 15.87%
         Apache Corp.                                                                 22,450              1,493,150
         Centennial Coal Co. Ltd                                                     780,500              1,743,528
         ChevronTexaco Corp.                                                          27,150              1,996,339
         China Shenhua Energy                                                        849,000              2,043,285
         Eni S.p.A.                                                                   91,900              3,091,045

                                                                                                         10,367,347
      HEALTH CARE EQUIPMENT & SERVICES -- 6.11%
        Health Care Providers & Services -- 6.11%
         Eclipsys Corp.+                                                             144,300              2,966,808
         WellPoint, Inc.+                                                             13,000              1,022,970

                                                                                                          3,989,778
      INSURANCE -- 3.99%
        Insurance -- 3.99%
         American International Group, Inc.                                           15,200              1,089,232
         Swiss Re                                                                     17,825              1,515,527

                                                                                                          2,604,759
      MATERIALS -- 2.91%
        Metals & Mining -- 2.91%
         Southern Copper Corp.                                                        35,300              1,902,317

                                                                                                          1,902,317
      MEDIA -- 1.61%
        Media -- 1.61%
         Comcast Corp.+                                                               25,200              1,055,376

                                                                                                          1,055,376
      PHARMACEUTICALS BIOTECHNOLOGY & LIFE
      SCIENCES
      -- 6.47%
        Pharmaceuticals -- 6.47%
         Bachem Holding AG                                                            29,200              2,204,678
         Teva Pharmaceutical Industries Ltd. ADR+                                     65,200              2,026,416

                                                                                                          4,231,094
      REAL ESTATE -- 1.10%
        Real Estate Management & Development -- 1.10%
         Agile Property Holdings Ltd.                                                764,000                716,038

                                                                                                            716,038
      SOFTWARE & SERVICES -- 0.18%
        It Services -- 0.18%
         BearingPoint, Inc. Co.+                                                      15,000                118,050

                                                                                                            118,050
      TECHNOLOGY HARDWARE & EQUIPMENT -- 2.09%
        Computers & Peripherals -- 2.09%
         Dell, Inc.+                                                                  54,500              1,367,405

                                                                                                          1,367,405
      TELECOMMUNICATION SERVICES -- 14.81%
        Diversified Telecommunication Services -- 7.41%
         France Telecom SA                                                            71,400              1,974,571
         Level 3 Communications, Inc.+                                               512,100              2,867,760
        Wireless Telecommunication Services -- 7.40%
         American Tower Corp.+                                                        12,300                458,544
         China Mobile Ltd.                                                           270,000              2,337,850
         NII Holdings, Inc.+                                                          31,600              2,036,304

                                                                                                          9,675,029
      TRANSPORTATION -- 7.62%
        Airlines -- 4.81%
         Copa Holdings SA                                                             67,500              3,142,800
       Transportation Infrastructure -- 2.81%
         China Merchants Holdings International Co. Ltd.                             448,000              1,837,317

                                                                                                          4,980,117
      UTILITIES -- 5.31%
        Independent Power Producers & Energy Traders -- 5.31%
         PNOC Energy Development Corp.+                                           35,112,100              3,471,839

                                                                                                          3,471,839

    TOTAL COMMON STOCK (Cost $56,210,869)                                                                62,870,798


    TOTAL INVESTMENTS -- 96.21% (Cost $56,210,869)                                                $      62,870,797


    OTHER ASSETS LESS LIABILITIES -- 3.79%                                                                2,475,323


    NET ASSETS -- 100.00%                                                                         $      65,346,120



 Footnote Legend
+ Non-income producing

Valuation of Securities: Investments are stated at value based on latest sales prices, normally at 4:00 pm EST reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices or in accordance with such other method as the Trustees may authorize. In any case where a market quotation is not readily available, the Trust's valuation and pricing committee determines a fair value for the investment using factors approved by the Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt






Item 2. Controls and Procedures


(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


Item 3. Exhibits


Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                          SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    January 31, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    January 31, 2007

By:      /s/ Steven J. Bohlin

         Steven J. Bohlin

         Treasurer and principal financial officer

Date:    January 31, 2007